The
                                   American
                                   Funds(SM)
                               Insurance Series


                                American Funds
                             Insurance Series(SM)
             (also known as American Variable Insurance Series(R))

                                Class 1 Shares
                                  Prospectus


                                 April 1, 2000


The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Series consists of 11 funds, each representing a separate fully managed di-versified portfolio of securities. The 11 funds are:

  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Growth-Income Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 1 shares and is for use with Con-tracts that make Class 1 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

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                             American Funds Insurance Series / Prospectus     1
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

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Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1998         29.04
1999         70.02

The fund's highest/lowest quarterly results during this time period were:

Highest 41.07% (quarter ended December 31, 1999)
Lowest -10.70% (quarter ended September 30, 1998)

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2    American Funds Insurance Series / Prospectus
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

For periods ended December 31, 1999:

Average
Annual                 MSCI     Lipper
Total                 World   Global Fund
Return       Fund/1/ Index/2/  Index/3/   CPI/4/
------------------------------------------------
One Year     70.02%   25.34%    33.68%    2.68%
 ................................................
Lifetime/5/  38.40%   23.39%    21.94%    1.86%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. Sales charges and com-missions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on April 30, 1997.

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                             American Funds Insurance Series / Prospectus     3
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

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Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1999        91.77

The fund's highest/lowest quarterly results during this time period were:

Highest 28.97% (quarter ended December 31, 1999)
Lowest  8.86% (quarter ended September 30, 1999)

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4    American Funds Insurance Series / Prospectus
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

For periods ended December 31, 1999:

                     Salomon
                      Smith
Average               Barney
Annual                World
Total                Smallcap
Return       Fund/1/  Index/2/ CPI/3/
--------------------------------------
One Year     91.77%   22.34%  2.68%
 ......................................
Lifetime/4/  49.93%    5.24%  2.12%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-com-pany stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on April 30, 1998.

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                             American Funds Insurance Series / Prospectus     5
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

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Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990       -4.37
1991       33.27
1992       10.78
1993       16.33
1994        0.50
1995       33.27
1996       13.36
1997       30.10
1998       35.55
1999       57.62

The fund's highest/lowest quarterly results during this time period were:

Highest  30.77% (quarter ended December 31, 1999)
Lowest  -17.01% (quarter ended September 30, 1990)

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6    American Funds Insurance Series / Prospectus
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

For periods ended December 31, 1999:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
---------------------------------------------------
One Year     57.62%   21.01%      39.17%     2.68%
 ...................................................
Five Years   33.24%   28.49%      24.82%     2.37%
 ...................................................
Ten Years    21.36%   18.17%      16.66%     2.93%
 ...................................................
Lifetime/5/  19.96%   18.59%      15.69%     3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

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                             American Funds Insurance Series / Prospectus     7
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

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1991         11.76
1992         -0.84
1993         34.34
1994          1.93
1995         12.68
1996         17.53
1997          9.06
1998         21.22
1999         76.43

The fund's highest/lowest quarterly results during this time period were:

Highest  42.45% (quarter ended December 31, 1999)
Lowest  -14.22% (quarter ended September 30, 1998)

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8    American Funds Insurance Series / Prospectus
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

For periods ended December 31, 1999:

Average
Annual                 MSCI      Lipper
Total                  EAFE   International
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year     76.43%   27.30%     37.83%     2.68%
 ..................................................
Five Years   25.30%   13.15%     15.96%     2.37%
 ..................................................
Lifetime/5/  16.77%   10.16%     11.85%     2.80%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This in-dex is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper International Fund Index represents funds that invest in securi-ties with primary trading markets outside the U.S. Sales charges and commis-sions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on May 1, 1990.

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                             American Funds Insurance Series / Prospectus     9
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

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New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of high-yield, high-risk and government bonds, pri-marily based in qualified countries or that have a significant portion of their assets in revenues attributable to qualified countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, these countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The fund began operations on June 17, 1999. Accordingly, results for a full calendar year are not available.

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10    American Funds Insurance Series / Prospectus
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

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Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater ex-tent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990         -2.55
1991         24.08
1992          7.93
1993         12.30
1994          2.08
1995         32.99
1996         18.72
1997         25.84
1998         18.38
1999         11.47

The fund's highest/lowest quarterly results during this time period were:

Highest 18.91% (quarter ended December 31, 1998)
Lowest -11.86% (quarter ended September 30, 1990)

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                             American Funds Insurance Series / Prospectus    11
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

For periods ended December 31, 1999:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year     11.47%   21.01%      11.86%    2.68%
 ..................................................
Five Years   21.26%   28.49%      20.60%    2.37%
 ..................................................
Ten Years    14.65%   18.17%      14.38%    2.93%
 ..................................................
Lifetime/5/  15.87%   18.59%      14.99%    3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Sales charges and commissions are not reflected in the re-sults of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

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12    American Funds Insurance Series / Prospectus
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

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Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long-term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest a portion of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency fluctua-tions. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and individual se-curities by changes in their effective maturities and credit ratings, and ef-fective maturities. For example, the values of bonds in the fund's poprtfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market in-struments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

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                             American Funds Insurance Series / Prospectus    13
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

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990        -1.04
1991        21.81
1992         8.50
1993        10.42
1994        -0.28
1995        29.56
1996        15.78
1997        20.49
1998        13.13
1999         7.25

The fund's highest/lowest quarterly results during this time period were:

Highest 11.56% (quarter ended December 31, 1998)
Lowest  -9.15% (quarter ended September 30, 1998)

For periods ended December 31, 1999:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
---------------------------------------------
One Year      7.25%   21.01%   -0.83%  2.68%
 .............................................
Five Years   17.01%   28.49%    7.74%  2.37%
 .............................................
Ten Years    12.19%   18.17%    7.75%  2.93%
 .............................................
Lifetime/5/  11.97%   17.87%    7.69%  2.93%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is in-cluded as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on August 1, 1989.


--------------------------------------------------------------------------------
14    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corpo-ration or unrated but determined to be of equivalent quality). The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio gener-ally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the se-curity will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative developments. The value of non-U.S. securities can decline in response to vari-ous factors including currency fluctuations, political, social and economic in-stability, different securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity secu-rities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.


--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    15
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.


Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1996         5.84
1997        10.13
1998         4.37
1999         2.81

The fund's highest/lowest quarterly results during this time period were:

Highest 4.51% (quarter ended June 30, 1997)
Lowest -2.10% (quarter ended March 31, 1996)

For periods ended December 31, 1999:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
--------------------------------------
1999          2.81%   -0.83%  2.68%
 ......................................
1998          4.37%    8.71%  1.61%
 ......................................
1997         10.13%    9.64%  1.70%
 ......................................
1996          5.84%    3.62%  3.32%
 ......................................
Lifetime/4/   5.76%    5.21%  2.33%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on January 2, 1996.

--------------------------------------------------------------------------------
16    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The value of debt securities held by the fund may be affected by changing credit ratings, and individual securities by changes in their effective maturi-ties and interest rates. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, the values of equity securities may decline in response to certain events, including those directly involving securities owned in the fund, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    17
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.


Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990      3.84
1991     26.57
1992     12.47
1993     16.43
1994     -6.54
1995     21.77
1996     13.21
1997     12.41
1998      0.44
1999      5.80

The fund's highest/lowest quarterly results during this time period were:

Highest 10.40% (quarter ended March 31, 1991)
Lowest -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 1999:

Average                                   Salomon
Annual                  Salomon Smith      Smith
Total                      Barney        Barney BIG
Return       Fund/1/ High Yield Index/2/  Index/3/  CPI/4/
----------------------------------------------------------
One Year      5.80%         0.27%          -0.83%   2.68%
 ..........................................................
Five Years   10.49%        12.46%           7.74%   2.37%
 ..........................................................
Ten Years    10.23%        12.48%           7.75%   2.93%
 ..........................................................
Lifetime/5/  11.72%        11.71%           9.54%   3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount out-standing of $100 million and a speculative-grade rating by both Moody's In-vestors Service, Inc. and Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
18    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and se-curities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in secu-rities backed by pools of mortgages (also called "mortage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. Government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    19
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.


Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990            8.42
1991           15.94
1992            7.60
1993           11.17
1994           -4.34
1995           15.38
1996            3.11
1997            8.45
1998            8.19
1999           -0.53

The fund's highest/lowest quarterly results during this time period were:

Highest 5.95% (quarter ended September 30, 1991)
Lowest -3.76% (quarter ended March 31, 1994)

For periods ended December 31, 1999:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
------------------------------------------
One Year     -0.53%    -0.59%    2.68%
 ..........................................
Five Years    6.79%     7.66%    2.37%
 ..........................................
Ten Years     7.16%     7.64%    2.93%
 ..........................................
Lifetime/4/   7.63%     8.42%    3.13%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, Government-sponsored, and mortgage issues with a matu-rity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on December 1, 1985.



--------------------------------------------------------------------------------
20    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990           7.90
1991           5.56
1992           3.22
1993           2.67
1994           3.87
1995           5.55
1996           5.09
1997           5.16
1998           5.15
1999           4.83


The fund's highest/lowest quarterly results during this time period were:

Highest 1.93% (quarter ended March 31, 1990)
Lowest 0.64% (quarter ended March 31, 1993)

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    21
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual
Total
Return       Fund/1/
----------------------
One Year      4.83%
 ......................
Five Years    5.15%
 ......................
Ten Years     4.89%
 ......................
Lifetime/2/   5.83%

/1/ These fund results were calculated according to a standard formula.

/2/  The fund began investment operations on February 8, 1984.



--------------------------------------------------------------------------------
22    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

Cash Position

The funds may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but also it would reduce the fund's exposure in the event of a market downturn and pro-vide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Finan-cial Highlights" for the funds' portfolio turnover for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended November 30, 1999 amounted to the following:
Global Growth Fund -- .69%; Global Small Capitalization Fund -- .79%; Growth Fund -- .38%; International Fund --.55%; New World Fund -- .90%; Growth-Income Fund --.34%; Asset Allocation Fund -- .43%; Bond Fund --.51%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .51%; and Cash Management Fund -- .45%.

The total management fee paid by each fund, as a percentage of average net assets, for the one-month period ended December 31, 1999 amounted to the following: Global Growth Fund -- .06%; Global Small Capitalization Fund --
 .07%; Growth Fund -- .03%; International Fund --.04%; New World Fund -- .07%; Growth-Income Fund --.03%; Asset Allocation Fund -- .04%; Bond Fund --.04%; High-Yield Bond Fund -- .04%; U.S. Government/AAA-Rated Securities Fund --
 .04%; and Cash Management Fund -- .04%.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Insti-tute's Advisory Group on Personal Investing and with the Securities and Ex-change Commission rules adopted in 1999 governing Code of Ethics. This policy has been incorporated into the Series' code of ethics.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Coun-selors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Man-agement Company's investment committee. In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with re-spect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    23
--------------------------------------------------------------------------------

                                                                                   Approximate Years
                                                                                    of Experience as
                                                                                     an Investment
                                                                                      Professional
                                                                                     (including the
                                                                                    last five years)
                                                                     ................................

                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or  Total
     for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       President of the Series.     Growth-Income Fund -- 16           38        38
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 4 years (since        33        48
                        the Series. Senior Vice      the fund began operations)
                        President and Director,      High-Yield Bond Fund -- 2
                        Capital Research and         years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      Senior Vice President of     Global Growth Fund -- 3            15        15
                        the Series. Senior Vice      years (since the fund began
                        President, Capital Research  operations) Growth Fund --
                        and Management Company        9 years (plus 4 years as a
                                                     research professional prior
                                                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 4             9        14
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund --
                                                      less than 1 year
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 6            25        27
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Small Capitalization        15        15
                        Series, Vice President,      Fund -- 2 years (since the
                        Capital Research and         fund began operations)
                        Management Company           Global Growth Fund -- 3
                                                     years (since the fund began
                                                     operations)
                                                     International Fund -- 6
                                                     years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 4 years (since        17        18
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 8
                        Management Company           years
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 5          10        12
                        Series. Senior Vice          years (plus 3 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund --
                                                      less than 1 year
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 4         17        17
                        Executive Officer, Capital   years
                        Research Company*
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 7          12        19
                        Director, Capital Research   years
                        and Management Company       New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
                                                     Bond Fund -- 2 Years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 3            28        28
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 7
                                                     years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        29        29
                        Director, Capital Research   Fund -- 2 years (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 6 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        18        18
                        and Management Company       Fund -- 2 years (since the
                                                     fund began operations)
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 13 years            23        28
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 4             8        12
                        Research Company*            years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 2          10        13
                        International Research,      years
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- less than         8        12
                        Research Company*            1 year (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Mark R. Macdonald     Vice President --            Asset Allocation Fund --            6        14
                         Investment Management        less than 1 year
                        Group, Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                                   ................................

                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Robert G. O'Donnell Senior Vice President and    Growth-Income Fund -- 10           25        28
                      Director, Capital Research   years (plus 1 year as a
                      and Management Company       research professional prior
                                                   to becoming a portfolio
                                                   counselor for the fund)
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 2          12        12
                      and Director --Capital       years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 1             8         8
                      Research Company*            year
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        13        13
                      Capital Research Company*    Fund -- 2 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, a fund will determine the appropriate price for the security. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.


--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus    25
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1    of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Global Growth Fund/2/
-------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997   $10.00      $.06          $ .59         $ .65     $(.03)          --         $(.03)     $10.62     6.45%/3/
11/30/1998    10.62       .13           2.43          2.56      (.14)       $(.02)         (.16)      13.02    24.26
11/30/1999    13.02       .14           6.39          6.53      (.12)        (.44)         (.56)      18.99    51.89
12/31/1999    18.99       .01           3.43          3.44      (.11)        (.90)        (1.01)      21.42    18.53/3/
 .........................................................................................................................
 Class 2
11/30/1997    10.00       .03            .60           .63      (.02)          --          (.02)      10.61     6.28/3/
11/30/1998    10.61       .10           2.44          2.54      (.11)        (.02)         (.13)      13.02    24.06
11/30/1999    13.02       .11           6.37          6.48      (.08)        (.44)         (.52)      18.98    51.45
12/31/1999    18.98       .01           3.42          3.43      (.10)        (.90)        (1.00)      21.41    18.47/3/

Global Small Capitalization Fund/4/
-------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998   $10.00      $.07          $(.92)        $(.85)    $(.04)          --         $(.04)     $ 9.11    (8.31)%/3/
11/30/1999     9.11       .06           8.20          8.26      (.08)      $ (.13)         (.21)      17.16    92.15
12/31/1999    17.16        --           1.92          1.92      (.01)       (1.70)        (1.71)      17.37    11.70/3/
 .........................................................................................................................
 Class 2
11/30/1998    10.00       .04           (.91)         (.87)     (.03)          --          (.03)       9.10   (8.49)/3/
11/30/1999     9.10       .04           8.19          8.23      (.06)        (.13)         (.19)      17.14   91.86
12/31/1999    17.14        --           1.92          1.92        --        (1.70)        (1.70)      17.36   11.69/3/

Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $31.94      $.33         $10.63        $10.96     $(.29)       $(.80)       $(1.09)     $41.81    35.35%
11/30/1996    41.81       .24           5.17          5.41      (.29)       (3.40)        (3.69)      43.53    14.32
11/30/1997    43.53       .27           9.61          9.88      (.27)       (3.02)        (3.29)      50.12    24.57
11/30/1998    50.12       .19          10.91         11.10      (.17)       (6.14)        (6.31)      54.91    25.27
11/30/1999    54.91       .11          25.35         25.46      (.14)       (8.11)        (8.25)      72.12    52.55
12/31/1999    72.12       .01           9.64          9.65      (.05)      (11.10)       (11.15)      70.62    14.45/3/
 .........................................................................................................................
 Class 2/5/
11/30/1997    40.59       .11           9.51          9.62      (.12)          --          (.12)      50.09    23.73/3/
11/30/1998    50.09       .08          10.90         10.98      (.05)       (6.14)        (6.19)      54.88    24.97
11/30/1999    54.88      (.02)         25.33         25.31      (.04)       (8.11)        (8.15)      72.04    52.22
12/31/1999    72.04        --           9.63          9.63        --       (11.10)       (11.10)      70.57    14.44/3/

international Fund
-------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $13.27      $.34          $1.02         $1.36     $(.33)      $ (.41)       $ (.74)     $13.89    10.78%
11/30/1996    13.89       .28           1.96          2.24      (.31)        (.29)         (.60)      15.53    16.66
11/30/1997    15.53       .25           1.18          1.43      (.27)        (.62)         (.89)      16.07     9.52
11/30/1998    16.07       .22           2.21          2.43      (.28)       (1.65)        (1.93)      16.57    16.94
11/30/1999    16.57       .25           8.87          9.12      (.30)        (.31)         (.61)      25.08    56.48
12/31/1999    25.08       .01           4.34          4.35      (.10)       (2.59)       (.2.69)      26.74    18.18/3/
 .........................................................................................................................
 Class 2/5/
11/30/1997    15.86       .13            .23           .36      (.16)          --          (.16)      16.06     2.20/3/
11/30/1998    16.06       .20           2.19          2.39      (.24)       (1.65)        (1.89)      16.56    16.63
11/30/1999    16.56       .10           8.98          9.08      (.26)        (.31)         (.57)      25.07    56.16
12/31/1999    25.07       .01           4.33          4.34      (.09)       (2.59)        (2.68)      26.73    18.16/3/

New World Fund/6/
-------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999   $10.00      $.07         $  .51        $  .58     $(.02)          --         $(.02)     $10.56     5.87%/3/
12/31/1999    10.56       .01           1.25          1.26      (.04)      $ (.01)         (.05)      11.77    11.88/3/
 .........................................................................................................................
 Class 2
11/30/1999    10.00       .06            .51           .57      (.02)          --          (.02)      10.55     5.71%/3/
12/31/1999    10.55       .02           1.25          1.27      (.04)        (.01)         (.05)      11.77    11.87/3/

                  Ratios/Supplemental Data

            Net assets,  Ratio of    Ratio of
              end of     expenses   net income   Portfolio
   Year     period (in  to average  to average   turnover
 ended/1     millions)  net assets  net assets     rate
Global Growth Fund/2/
--------------------------------------------------------------------------------
 Class 1
11/30/1997      $ 80        .44%/3/      .80%/3/   13.22%/3/
11/30/1998       132        .75         1.14       25.56
11/30/1999       272        .72         1.01       25.84
12/31/1999       327        .06/3/       .06/3/     2.65/3/
 ................................................................................
 Class 2
11/30/1997        46        .57/3/       .56/3/    13.22/3/
11/30/1998       124       1.00          .87       25.56
11/30/1999       316        .96          .77       25.84
12/31/1999       399        .08/3/       .04/3/     2.65/3/

Global Small Capitalization Fund/4/
--------------------------------------------------------------------------------
 Class 1
11/30/1998       $55        .51%/3/      .86%/3/   28.20%/3/
11/30/1999       150        .82          .53       80.55
12/31/1999       178        .07/3/        --        6.65/3/
 ................................................................................
 Class 2
11/30/1998        17        .64/3/       .63/3/    28.20/3/
11/30/1999        88       1.06          .25       80.55
12/31/1999       111        .09/3/        --        6.65/3/

Growth Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995    $3,154        .47%         .92%      35.47%
11/30/1996     3,860        .44          .61       30.88
11/30/1997     4,671        .42          .59       45.14
11/30/1998     5,313        .41          .38       49.91
11/30/1999     7,270        .39          .19       36.81
12/31/1999     8,224        .03/3/       .01/3/     2.55/3/
 ................................................................................
 Class 2/5/
11/30/1997        75        .37/3/       .08/3/    45.143
11/30/1998       310        .66          .15       49.91
11/30/1999       937        .64           --       36.81
12/31/1999     1,149        .05/3/        --        2.55/3/

International Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995    $1,703        .75%        2.64%      24.66%
11/30/1996     2,370        .69         1.99       32.08
11/30/1997     2,612        .67         1.56       50.12
11/30/1998     2,593        .66         1.36       34.08
11/30/1999     3,526        .61         1.18       41.99
12/31/1999     4,113        .05/3/       .03/3/     1.45/3/
 ................................................................................
 Class 2/5/
11/30/1997        48        .53/3/       .34/3/    50.123
11/30/1998       126        .91         1.03       34.08
11/30/1999       311        .85          .84       41.99
12/31/1999       391        .07/3/       .01/3/     1.45/3/

New World Fund/6/
--------------------------------------------------------------------------------
 Class 1
11/30/1999       $37        .43%/3/     1.02%/3/     .81%/3/
12/31/1999        45        .08/3/       .18/3/     2.57/3/
 ................................................................................
 Class 2
11/30/1999        28        .57/3/    .95/3/         .81/3/
12/31/1999        38        .10/3/    .16/3/        2.57/3/

--------------------------------------------------------------------------------
26    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             American Funds Insurance Series / Prospectus

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $25.30      $.73          $7.20        $7.93       $(.73)     $(1.03)       $(1.76)     $31.47   33.14%
11/30/1996    31.47       .71           5.55         6.26        (.74)      (1.26)        (2.00)      35.73   21.02
11/30/1997    35.73       .73           6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92
11/30/1998    39.97       .67           4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77
11/30/1999    40.73       .69           3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86
12/31/1999    38.70       .06            .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    34.10       .37           5.82         6.19        (.35)         --          (.35)      39.94   18.18/3/
11/30/1998    39.94       .58           4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49
11/30/1999    40.70       .59           3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59
12/31/1999    38.67       .07            .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19/3/

Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $11.25      $.50          $2.69        $3.19       $(.50)     $ (.17)       $ (.67)     $13.77   29.45%
11/30/1996    13.77       .53           1.89         2.42        (.53)       (.48)        (1.01)      15.18   18.65
11/30/1997    15.18       .55           1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
11/30/1998    16.16       .58           1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
11/30/1999    16.57       .58            .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65
12/31/1999    16.03       .05            .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    14.43       .29           1.69         1.98        (.26)         --          (.26)      16.15   13.80/3/
11/30/1998    16.15       .53           1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
11/30/1999    16.56       .53            .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39
12/31/1999    16.02       .05            .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42/3/

Bond Fund/7/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40           $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%/3/
11/30/1997    10.31       .63            .30          .93        (.62)         --          (.62)      10.62    9.36
11/30/1998    10.62       .67           (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12
11/30/1999    10.37       .73           (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33
12/31/1999     9.86       .07           (.01)         .06        (.18)         --          (.18)       9.74     .59/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    10.11       .35            .46          .81        (.31)         --          (.31)      10.61    8.09/3/
11/30/1998    10.61       .65           (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85
11/30/1999    10.36       .67           (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07
12/31/1999     9.85       .06             --          .06        (.17)         --          (.17)       9.74     .59/3/

High-Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $12.89     $1.32         $ 1.10        $2.42     $ (1.32)         --        $(1.32)     $13.99   19.81%
11/30/1996    13.99      1.28            .54         1.82       (1.30)         --         (1.30)      14.51   13.75
11/30/1997    14.51      1.29            .43         1.72       (1.27)         --         (1.27)      14.96   12.45
11/30/1998    14.96      1.26          (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44
11/30/1999    13.77      1.26           (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22
12/31/1999    12.81       .11            .12          .23        (.29)         --          (.29)      12.75    1.83/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    14.28       .69            .61         1.30        (.63)         --          (.63)      14.95    9.20/3/
11/30/1998    14.95      1.25          (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18
11/30/1999    13.76      1.18           (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96
12/31/1999    12.80       .11            .12          .23        (.28)         --          (.28)      12.75    1.81/3/


                Ratios/Supplemental Data

            Net assets,  Ratio of    Ratio of
              end of     expenses   net income   Portfolio
   Year     period (in  to average  to average   turnover
 ended/1/    millions)  net assets  net assets     rate
Growth-Income Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995    $3,953       .44%       2.70%         26.91%
11/30/1996     5,249       .41         2.26         31.27
11/30/1997     6,430       .38         2.01         37.55
11/30/1998     6.704       .36         1.74         42.72
11/30/1999     6,537       .35         1.75         40.63
12/31/1999     6,632       .03/3/       .18/3/       2.69/3/
 ................................................................................
 Class 2/5/
11/30/1997       157       .35/3/       .93/3/      37.55/3/
11/30/1998       564       .61         1.02         42.72
11/30/1999     1,109       .60         1.50         40.63
12/31/1999     1,203       .05/3/       .16/3/       2.69/3/

Asset Allocation Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995    $  870       .52%        4.11%        39.89%
11/30/1996     1,141       .49         3.88         50.62
11/30/1997     1,393       .47         3.63         34.14
11/30/1998     1,497       .45         3.63         27.97
11/30/1999     1,394       .44         3.50         36.27
12/31/1999     1,387       .04/3/       .31/3/       1.42/3/
 ................................................................................
 Class 2/5/
11/30/1997        42       .40/3/      1.81/3/      34.14/3/
11/30/1998       173       .70         3.39         27.97
11/30/1999       321       .69         3.24         36.27
12/31/1999       341       .06/3/       .29/3/       1.42/3/
Bond Fund/7/
--------------------------------------------------------------------------------
 Class 1
11/30/1996       $77       .52%/3/     6.18%/3/     32.83%/3/
11/30/1997       132       .55         6.63         52.93
11/30/1998       186       .54         6.89         61.54
11/30/1999       173       .53         7.17         38.22
12/31/1999       169       .05/3/       .65/3/       5.48/3/
 ................................................................................
 Class 2/5/
11/30/1997        12       .44/3/      3.50/3/      52.93%/3/
11/30/1998        45       .78         6.62         61.54
11/30/1999        80       .78         6.94         38.22
12/31/1999        85       .07/3/       .63/3/       5.48/3/
High-Yield Bond Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995      $534       .54%       10.12%        31.73%
11/30/1996       662       .53         9.27         44.81
11/30/1997       765       .51         8.92         50.22
11/30/1998       715       .51         8.66         65.80
11/30/1999       589       .51         9.13         30.72
12/31/1999       586       .04/3/       .79/3/       1.36/3/
 ................................................................................
 Class 2/5/
11/30/1997        21       .43/3/      4.92/3/   50.22/3/
11/30/1998        68       .76         8.60         65.80
11/30/1999        95       .76         8.86         30.72
12/31/1999        99       .07/3/        77/3/       1.36/3/

--------------------------------------------------------------------------------
  American Funds Insurance Series / Prospectus

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $10.80      $.82         $ .71         $1.53      $(.81)         --          $(.81)     $11.52   14.73%
11/30/1996    11.52       .83          (.24)          .59       (.82)         --           (.82)      11.29    5.49
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65/3/
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)/3/

Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $11.09      $.63         $(.02)         $.61      $(.59)         --          $(.59)     $11.11    5.65%
11/30/1996    11.11       .54           .01           .55       (.54)         --           (.54)      11.12    5.09
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46/3/
 ........................................................................................................................
 Class 2/5/
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87/3/
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12   .4.92
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43/3/

             Income Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
   Year     period (in  to average to average turnover
 ended/1/    millions)  net assets net assets   rate
U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995     $542        .54%       7.37%      30.11%
11/30/1996      512        .53        7.33       30.45
11/30/1997      471        .52        6.73       53.80
11/30/1998      537        .51        6.11       89.25
11/30/1999      431        .52        6.06       58.30
12/31/1999      421        .05/3/      .52/3/     1.86/3/
 ................................................................................
 Class 2/5/
11/30/1997        7        .44/3/     3.45/3/ 53.80/3/
11/30/1998       32        .75        5.68       89.25
11/30/1999       47        .77        5.83       58.30
12/31/1999       48        .07/3/      .51/3/     1.86/3/

Cash Management Fund
--------------------------------------------------------------------------------
 Class 1
11/30/1995     $193        .49%       5.37%         --
11/30/1996      240        .47        4.94          --
11/30/1997      226        .47        4.99          --
11/30/1998      250        .46        5.07          --
11/30/1999      306        .46        4.65          --
12/31/1999      317        .04/3/      .45/3/       --
 ................................................................................
 Class 2/5/
11/30/1997       14        .41/3/     2.80/3/       --
11/30/1998       34        .70        4.75          --
11/30/1999       48        .71        4.40          --
12/31/1999       48        .06/3/      .42/3/       --


/1/For the fiscal years ended November 30, 1995 through November 30, 1999 and the one-month period ended December 31, 1999.

/2/Commenced operations April 30, 1997.

/3/Based on operations for the period shown and, accordingly, not representative of a full year.

/4/Commenced operations on April 30, 1998.

/5/Shares offered for sale commencing April 30, 1997.

/6/Commenced operations June 17, 1999.

/7/Commenced operations January 2, 1996.

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The codes of ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The codes of ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents above, write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071





  Investment Company File No. 811-3857                     26-101-400

                                             Printed on recycled paper

                                      The
                                   American
                                   Funds(SM)
                               Insurance Series


                                American Funds
                             Insurance Series(SM)
             (also known as American Variable Insurance Series(R))

                                Class 2 Shares
                                  Prospectus


                                 April 1, 2000


The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Series consists of 11 funds, each representing a separate fully managed di-versified portfolio of securities. The 11 funds are:

  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Growth-Income Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Con-tracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus    1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1998        28.75
1999        69.67

The fund's highest/lowest quarterly results during this time period were:

Highest 41.02% (quarter ended December 31, 1999)
Lowest -10.76% (quarter ended September 30, 1998)

--------------------------------------------------------------------------------
2    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual                                 MSCI           Lipper
Total                                 World        Global Fund
Return                 Fund/1/       Index/2/       Index/3/         CPI/4/
--------------------------------------------------------------------------------
One Year                69.67%        25.34%          33.68%            2.68%
 ................................................................................
Lifetime/5/             38.06%        23.39%          21.94%            1.86%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. Sales charges and com-missions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/  The fund began investment operations on April 30, 1997.


--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus    3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1999        91.37

The fund's highest/lowest quarterly results during this time period were:

Highest 28.90% (quarter ended December 31, 1999)
Lowest  8.79%  (quarter ended September 30, 1999)

--------------------------------------------------------------------------------
4    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

                                             Salomon
                                              Smith
Average                                       Barney
Annual                                         World
Total                                        Smallcap
Return                           Fund/1/       Index/2/    CPI/3/
--------------------------------------------------------------------------------
One Year                         91.37%        22.34%       2.68%
 ................................................................................
Lifetime/4/                      49.62%         5.24%       2.12%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-com-pany stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on April 30, 1998.

--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus    5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990     -4.67
1991     32.90
1992     10.48
1993     16.00
1994      0.23
1995     32.90
1996     13.07
1997     29.80
1998     35.24
1999     57.27

The fund's highest/lowest quarterly results during this time period were:

Highest 30.72% (quarter ended December 31, 1999)
Lowest -17.08% (quarter ended September 30, 1990)

--------------------------------------------------------------------------------
6    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
---------------------------------------------------
One Year     57.27%   21.01%      39.17%     2.68%
 ...................................................
Five Years   32.92%   28.49%      24.82%     2.37%
 ...................................................
Ten Years    21.04%   18.17%      16.66%     2.93%
 ...................................................
Lifetime/5/  19.63%   18.59%      15.69%     3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/  The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus    7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and set-tling portfolio transactions. The growth oriented, equity-type securities gen-erally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1991       11.45
1992       -1.11
1993       33.98
1994        1.64
1995       12.38
1996       17.23
1997        8.82
1998       20.92
1999       75.97

The fund's highest/lowest quarterly results during this time period were:

Highest 42.33% (quarter ended December 31, 1999)
Lowest -14.34% (quarter ended September 30, 1998)

--------------------------------------------------------------------------------
8    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual                 MSCI      Lipper
Total                  EAFE   International
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year     75.97%   27.30%     37.83%     2.68%
 ..................................................
Five Years   24.99%   13.15%     15.96%     2.37%
 ..................................................
Lifetime/5/  16.46%   10.16%     11.85%     2.80%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This in-dex is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper International Fund Index represents funds that invest in securi-ties with primary trading markets outside the U.S. Sales charges and commis-sions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on May 1, 1990.

--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus    9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of high-yield, high-risk and government bonds, pri-marily based in qualified countries or that have a significant portion of their assets in revenues attributable to qualified countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, these countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The fund began operations on June 17, 1999. Accordingly, results for a full calendar year are not available.

--------------------------------------------------------------------------------
10    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater ex-tent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990        -2.87
1991        23.70
1992         7.62
1993        11.97
1994         1.97
1995        32.63
1996        18.41
1997        25.54
1998        18.09
1999        11.20

The fund's highest/lowest quarterly results during this time period were:

Highest 18.85% (quarter ended December 31, 1998)
Lowest -11.93% (quarter ended September 30, 1990)

--------------------------------------------------------------------------------
                              American Funds Insurance Series / Prospectus   11
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year     11.20%   21.01%      11.86%    2.68%
 ..................................................
Five Years   20.95%   28.49%      20.60%    2.37%
 ..................................................
Ten Years    14.33%   18.17%      14.38%    2.93%
 ..................................................
Lifetime/5/  15.53%   18.59%      14.99%    3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Sales charges and commissions are not reflected in the re-sults of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


/5/ The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
12    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long-term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest a portion of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency fluctua-tions. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and individual se-curities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus     13
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990        -1.37
1991        21.42
1992         8.16
1993        10.09
1994        -0.56
1995        29.21
1996        15.48
1997        20.15
1998        12.94
1999         6.92

The fund's highest/lowest quarterly results during this time period were:

Highest 11.50% (quarter ended December 31, 1998)
Lowest -9.20% (quarter ended September 30, 1998)

For periods ended December 31, 1999:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
---------------------------------------------
One Year      6.92%   21.01%   -0.83%  2.68%
 .............................................
Five Years   16.70%   28.49%    7.74%  2.37%
 .............................................
Ten Years    11.87%   18.17%    7.75%  2.93%
 .............................................
Lifetime/5/  11.65%   17.87%    7.69%  2.93%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average per-formance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is in-cluded as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on August 1, 1989.

--------------------------------------------------------------------------------
14    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corpo-ration or unrated but determined to be of equivalent quality). The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio gener-ally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the se-curity will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative developments. The value of non-U.S. securities can decline in response to vari-ous factors including currency fluctuations, political, social and economic in-stability, different securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity secu-rities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus     15
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1996          5.57
1997          9.89
1998          4.11
1999          2.55

The fund's highest/lowest quarterly results during this time period were:

Highest 4.47% (quarter ended June 30, 1997)
Lowest -2.16% (quarter ended March 31, 1996)

For periods ended December 31, 1999:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
------------------------------------
1999          2.55%   -0.83%  2.68%
 ....................................
1998          4.11%    8.71%  1.61%
 ....................................
1997          9.89%    9.64%  1.70%
 ....................................
1996          5.57%    3.62%  3.32%
 ....................................
Lifetime/4/   5.50%    5.21%  2.33%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on January 2, 1996.


--------------------------------------------------------------------------------
16    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The value of debt securities held by the fund may be affected by changing credit ratings, and individual securities by changes in their effective maturi-ties and interest rates. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, the values of equity securities may decline in response to certain events, including those directly involving securities owned in the fund, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus     17
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990         3.40
1991        26.10
1992        12.08
1993        16.05
1994        -6.83
1995        21.42
1996        12.91
1997        12.09
1998         0.27
1999         5.53

The fund's highest/lowest quarterly results during this time period were:

Highest 10.29% (quarter ended March 31, 19991)
Lowest -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 1999:

Average                                   Salomon
Annual                  Salomon Smith      Smith
Total                      Barney        Barney BIG
Return       Fund/1/ High Yield Index/2/   Index    CPI/4/
----------------------------------------------------------
One Year      5.53%         0.27%          -0.83%   2.68%
 ..........................................................
Five Years   10.21%        12.46%           7.74%   2.37%
 ..........................................................
Ten Years     9.89%        12.48%           7.75%   2.93%
 ..........................................................
Lifetime/5/  11.31%        11.71%           9.54%   3.21%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount out-standing of $100 million and a speculative-grade rating by both Moody's In-vestors Service, Inc. and Standard & Poor's Corporation. This index is unman-aged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
18    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and se-curities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in secu-rities backed by pools of mortgages (also called "mortgage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. Government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

--------------------------------------------------------------------------------
                             American Funds Insurance Series / Prospectus     19
--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990         8.01
1991        15.54
1992         7.25
1993        10.84
1994        -4.61
1995        15.07
1996         2.84
1997         8.21
1998         7.93
1999        -0.78

The fund's highest/lowest quarterly results during this time period were:

Highest  5.85% (quarter ended September 30, 1991)
Lowest -3.83% (quarter ended March 31, 1994)

For periods ended December 31, 1999:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
---------------------------------------
One Year     -0.78%    -0.59%    2.68%
 .......................................
Five Years    6.52%     7.66%    2.37%
 .......................................
Ten Years     6.85%     7.64%    2.93%
 .......................................
Lifetime/4/   7.28%     8.42%    3.13%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, Government-sponsored, and mortgage issues with a matu-rity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on December 1, 1985.

--------------------------------------------------------------------------------
20    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

1990        7.52
1991        5.22
1992        2.93
1993        2.40
1994        3.60
1995        5.27
1996        4.82
1997        4.92
1998        4.90
1999        4.47

The fund's highest/lowest quarterly results during this time period were:

Highest 1.84% (quarter ended March 31, 1990)
Lowest 0.57% (quarter ended March 31, 1993)

--------------------------------------------------------------------------------
                               American Funds Insurance Series / Prospectus   21
--------------------------------------------------------------------------------

For periods ended December 31, 1999:

Average
Annual
Total
Return       Fund/1/
--------------------
One Year      4.47%
 ....................
Five Years    4.87%
 ....................
Ten Years     4.59%
 ....................
Lifetime/2/   5.49%

/1/ These fund results were calculated according to a standard formula.

/2/ The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
22    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

Cash Position

The funds may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but also it would reduce the fund's exposure in the event of a market downturn and pro-vide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Finan-cial Highlights" for the funds' portfolio turnover for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended November 30, 1999 amounted to the following:
Global Growth Fund -- .69%; Global Small Capitalization Fund -- 79%; Growth Fund -- .38%; International Fund --.55%; New World Fund -- .90%; Growth-Income Fund --.34%; Asset Allocation Fund -- .43%; Bond Fund --.51%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .51%; and Cash Management Fund -- .45%.

The total management fee paid by each fund, as a percentage of average net as-sets, for the one-month period ended December 31, 1999 amounted to the follow-ing: Global Growth Fund -- .06%; Global Small Capitalization Fund --.07%; Growth Fund -- 0.3%; International Fund -- .04%; New World Fund -- 0.7%; Growth-Income Fund -- 0.3%; Asset Allocation Fund -- .04%; Bond Fund --.04%; High Yield Bond Fund --.04%; U.S. Government/AAA-Rated Securities Fund -- .04%; and Cash Management Fund -- .04%.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Insti-tute's Advisory Group on Personal Investing and with the Securities and Ex-change Commission rules adopted in 1999 governing Code of Ethics. This policy has been incorporated into the Series' code of ethics.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Coun-selors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Man-agement Company's investment committee. In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with re-spect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

--------------------------------------------------------------------------------
                               American Funds Insurance Series / Prospectus   23
--------------------------------------------------------------------------------

                                                                                   Approximate Years
                                                                                    of Experience as
                                                                                     an Investment
                                                                                      Professional
                                                                                     (including the
                                                                                    last five years)
                                                                                   .................
                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or  Total
     for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       President of the Series.     Growth-Income Fund -- 16           38        38
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 4 years (since        33        48
                        the Series. Senior Vice      the fund began operations)
                        President and Director,      High-Yield Bond Fund -- 2
                        Capital Research and         years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      Senior Vice President of     Global Growth Fund -- 3            15        15
                        the Series. Senior Vice      years (since the fund began
                        President, Capital Research  operations) Growth Fund --
                        and Management Company        9 years (plus 4 years as a
                                                     research professional prior
                                                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 4             9        14
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund --
                                                      less than 1 year
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 6            25        27
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Small Capitalization        15        15
                        Series, Vice President,      Fund -- 2 years (since the
                        Capital Research and         fund began operations)
                        Management Company           Global Growth Fund -- 3
                                                     years (since the fund began
                                                     operations)
                                                     International Fund -- 6
                                                     years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 4 years (since        17        18
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 8
                        Management Company           years
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 5          10        12
                        Series. Senior Vice          years (plus 3 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund --
                                                      less than 1 year
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 4         17        17
                        Executive Officer, Capital   years
                        Research Company*
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 7          12        19
                        Director, Capital Research   years
                        and Management Company       New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
                                                     Bond Fund -- 2 Years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 3            28        28
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 7
                                                     years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        29        29
                        Director, Capital Research   Fund -- 2 years (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 6 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        18        18
                        and Management Company       Fund -- 2 years (since the
                                                     fund began operations)
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 13 years            23        28
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 4             8        12
                        Research Company*            years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 2          10        13
                        International Research,      years
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- less than         8        12
                        Research Company*            1 year (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Mark R. Macdonald     Vice President --            Asset Allocation Fund --            6        14
                         Investment Management        less than 1 year
                        Group, Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Robert G. O'Donnell   Senior Vice President and    Growth-Income Fund -- 10           25        28
                        Director, Capital Research   years (plus 1 year as a
                        and Management Company       research professional prior
                                                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                                                 ..................
                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 2          12        12
                      and Director --Capital       years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 1             8         8
                      Research Company*            year
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        13        13
                      Capital Research Company*    Fund -- 2 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, a fund will determine the appropriate price for the security. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

PLAN OF DISTRIBUTION

Class 2 shares pay .25% of average net assets annually, pursuant to a Plan of Distribution or "12b-1 plan." Class 2 shares are available through various variable annuity and life insurance contracts. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover the expense of certain contract owner services. Class 2 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.

--------------------------------------------------------------------------------
                               American Funds Insurance Series / Prospectus   25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.

             Income From Investment Operations           Less Distributions               Ratios/Supplemental Data

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
            Net assets,  Ratio of    Ratio of
              end of     expenses   net income   Portfolio
   Year     period (in  to average  to average   turnover
 ended/1/    millions)  net assets  net assets     rate
Global Growth Fund/2/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1997   $10.00     $ .06         $  .59         $ .65     $(.03)           --       $  (.03)    $10.62    6.45%/3/
11/30/1998    10.62       .13           2.43          2.56      (.14)      $  (.02)         (.16)     13.02   24.26
11/30/1999    13.02       .14           6.39          6.53      (.12)         (.44)         (.56)     18.99   51.89
12/31/1999    18.99       .01           3.43          3.44      (.11)         (.90)        (1.01)     21.42   18.53/3/
Global Growth Fund/2/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1997    $   80        .44%/3/      .80%/3/   13.22%/3/
11/30/1998       132        .75         1.14       25.56
11/30/1999       272        .72         1.01       25.84
12/31/1999       327        .06/3/       .06/3/     2.65/3/
 .........................................................................................................................
Class 2
11/30/1997    10.00       .03            .60           .63      (.02)           --          (.02)     10.61    6.28/3/
11/30/1998    10.61       .10           2.44          2.54      (.11)         (.02)         (.13)     13.02   24.06
11/30/1999    13.02       .11           6.37          6.48      (.08)         (.44)         (.52)     18.98   51.45
12/31/1999    18.98       .01           3.42          3.43      (.10)         (.90)        (1.00)     21.41   18.47/3/
Class 2
11/30/1997        46        .57/3/       .56/3/    13.22/3/
11/30/1998       124       1.00          .87       25.56
11/30/1999       316        .96          .77       25.84
12/31/1999       399        .08/3/       .04/3/     2.65/3/

Global Small Capitalization Fund/4/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1998   $10.00     $ .07         $ (.92)       $ (.85)    $(.04)           --       $  (.04)    $ 9.11   (8.31)%/3/
11/30/1999     9.11       .06           8.20          8.26      (.08)      $  (.13)         (.21)     17.16   92.15
12/31/1999    17.16        --           1.92          1.92      (.01)        (1.70)        (1.71)     17.37   11.70/3/
Global Small Capitalization Fund/4/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1998    $   55        .51%/3/      .86%/3/   28.20%/3/
11/30/1999       150        .82          .53       80.55
12/31/1999       178        .07/3/        --        6.65/3/
 ........................................................................................................................
Class 2
11/30/1998    10.00       .04           (.91)         (.87)     (.03)           --          (.03)      9.10   (8.49)/3/
11/30/1999     9.10       .04           8.19          8.23      (.06)         (.13)         (.19)     17.14   91.86
12/31/1999    17.14        --           1.92          1.92        --         (1.70)        (1.70)     17.36   11.69/3/
Class 2
11/30/1998        17        .64/3/       .63/3/    28.20/3/
11/30/1999        88       1.06          .25       80.55
12/31/1999       111        .09/3/        --        6.65/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1995   $31.94     $ .33         $10.63        $10.96     $(.29)      $  (.80)      $ (1.09)    $41.81   35.35%
11/30/1996    41.81       .24           5.17          5.41      (.29)        (3.40)        (3.69)     43.53   14.32
11/30/1997    43.53       .27           9.61          9.88      (.27)        (3.02)        (3.29)     50.12   24.57
11/30/1998    50.12       .19          10.91         11.10      (.17)        (6.14)        (6.31)     54.91   25.27
11/30/1999    54.91       .11          25.35         25.46      (.14)        (8.11)        (8.25)     72.12   52.55
12/31/1999    72.12       .01           9.64          9.65      (.05)       (11.10)       (11.15)     70.62   14.45/3/
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1995    $3,154        .47%         .92%      35.47%
11/30/1996     3,860        .44          .61       30.88
11/30/1997     4,671        .42          .59       45.14
11/30/1998     5,313        .41          .38       49.91
11/30/1999     7,270        .39          .19       36.81
12/31/1999     8,224        .03/3/       .01/3/     2.55/3/
 ........................................................................................................................
Class 2/5/
11/30/1997    40.59       .11           9.51          9.62      (.12)           --          (.12)     50.09   23.73/3/
11/30/1998    50.09       .08          10.90         10.98      (.05)        (6.14)        (6.19)     54.88   24.97
11/30/1999    54.88      (.02)         25.33         25.31      (.04)        (8.11)        (8.15)     72.04   52.22
12/31/1999    72.04        --           9.63          9.63        --        (11.10)       (11.10)     70.57   14.44/3/
Class 2/5/
11/30/1997        75        .37/3/       .08/3/    45.143
11/30/1998       310        .66          .15       49.91
11/30/1999       937        .64           --       36.81
12/31/1999     1,149        .05/3/        --        2.55/3/

International Fund
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1995   $13.27     $ .34         $ 1.02        $ 1.36     $(.33)      $  (.41)      $  (.74)    $13.89   10.78%
11/30/1996    13.89       .28           1.96          2.24      (.31)         (.29)         (.60)     15.53   16.66
11/30/1997    15.53       .25           1.18          1.43      (.27)         (.62)         (.89)     16.07    9.52
11/30/1998    16.07       .22           2.21          2.43      (.28)        (1.65)        (1.93)     16.57   16.94
11/30/1999    16.57       .25           8.87          9.12      (.30)         (.31)         (.61)     25.08   56.48
12/31/1999    25.08       .01           4.34          4.35      (.10)        (2.59)       (.2.69)     26.74   18.18/3/
International Fund
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1995    $1,703        .75%        2.64%      24.66%
11/30/1996     2,370        .69         1.99       32.08
11/30/1997     2,612        .67         1.56       50.12
11/30/1998     2,593        .66         1.36       34.08
11/30/1999     3,526        .61         1.18       41.99
12/31/1999     4,113        .05/3/       .03/3/     1.45/3/
 ........................................................................................................................
Class 2/5/
11/30/1997    15.86       .13            .23           .36      (.16)           --          (.16)     16.06    2.20/3/
11/30/1998    16.06       .20           2.19          2.39      (.24)        (1.65)        (1.89)     16.56   16.63
11/30/1999    16.56       .10           8.98          9.08      (.26)         (.31)         (.57)     25.07   56.16
12/31/1999    25.07       .01           4.33          4.34      (.09)        (2.59)        (2.68)     26.73   18.16/3/
Class 2/5/
11/30/1997        48        .53/3/       .34/3/    50.123
11/30/1998       126        .91         1.03       34.08
11/30/1999       311        .85          .84       41.99
12/31/1999       391        .07/3/       .01/3/     1.45/3/

New World Fund/6/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1999   $10.00     $ .07         $  .51        $  .58     $(.02)           --         $(.02)    $10.56    5.87%/3/
12/31/1999    10.56       .01           1.25          1.26      (.04)      $  (.01)         (.05)     11.77   11.88/3/
New World Fund/6/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1999       $37        .43%/3/     1.02%/3/     .81%/3/
12/31/1999        45        .08/3/       .18/3/     2.57/3/
 ........................................................................................................................
Class 2
11/30/1999    10.00       .06            .51           .57      (.02)           --          (.02)     10.55    5.71%/3/
12/31/1999    10.55       .02           1.25          1.27      (.04)         (.01)         (.05)     11.77   11.87/3/
Class 2
11/30/1999        28        .57/3/    .95/3/         .81/3/
12/31/1999        38        .10/3/    .16/3/        2.57/3/

--------------------------------------------------------------------------------
26    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

             Income From Investment Operations           Less Distributions               Ratios/Supplemental Data

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
            Net assets,  Ratio of    Ratio of
              end of     expenses   net income   Portfolio
   Year     period (in  to average  to average   turnover
 ended/1/    millions)  net assets  net assets     rate
Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $25.30      $.73          $7.20        $7.93       $(.73)     $(1.03)       $(1.76)     $31.47   33.14%
11/30/1996    31.47       .71           5.55         6.26        (.74)      (1.26)        (2.00)      35.73   21.02
11/30/1997    35.73       .73           6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92
11/30/1998    39.97       .67           4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77
11/30/1999    40.73       .69           3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86
12/31/1999    38.70       .06            .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21/3/
Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995    $3,953       .44%        2.70%        26.91%
11/30/1996     5,249       .41         2.26         31.27
11/30/1997     6,430       .38         2.01         37.55
11/30/1998     6.704       .36         1.74         42.72
11/30/1999     6,537       .35         1.75         40.63
12/31/1999     6,632       .03/3/       .18/3/       2.69/3/
 .......................................................................................................................
 Class 2/5/
11/30/1997    34.10       .37           5.82         6.19        (.35)         --          (.35)      39.94   18.18/3/
11/30/1998    39.94       .58           4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49
11/30/1999    40.70       .59           3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59
12/31/1999    38.67       .07            .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19/3/
 Class 2/5/
11/30/1997       157       .35/3/       .93/3/      37.55/3/
11/30/1998       564       .61         1.02         42.72
11/30/1999     1,109       .60         1.50         40.63
12/31/1999     1,203       .05/3/       .16/3/       2.69/3/

Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $11.25      $.50          $2.69        $3.19       $(.50)      $(.17)        $(.67)     $13.77   29.45%
11/30/1996    13.77       .53           1.89         2.42        (.53)       (.48)        (1.01)      15.18   18.65
11/30/1997    15.18       .55           1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
11/30/1998    16.16       .58           1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
11/30/1999    16.57       .58            .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65
12/31/1999    16.03       .05            .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45/3/
Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995    $  870       .52%        4.11%        39.89%
11/30/1996     1,141       .49         3.88         50.62
11/30/1997     1,393       .47         3.63         34.14
11/30/1998     1,497       .45         3.63         27.97
11/30/1999     1,394       .44         3.50         36.27
12/31/1999     1,387       .04/3/       .31/3/       1.42/3/
 .......................................................................................................................
 Class 2/5/
11/30/1997    14.43       .29           1.69         1.98        (.26)         --          (.26)      16.15   13.80/3/
11/30/1998    16.15       .53           1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
11/30/1999    16.56       .53            .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39
12/31/1999    16.02       .05            .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42/3/
 Class 2/5/
11/30/1997        42       .40/3/      1.81/3/      34.14/3/
11/30/1998       173       .70         3.39         27.97
11/30/1999       321       .69         3.24         36.27
12/31/1999       341       .06/3/       .29/3/       1.42/3/

Bond Fund/7/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40           $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%/3/
11/30/1997    10.31       .63            .30          .93        (.62)         --          (.62)      10.62    9.36
11/30/1998    10.62       .67           (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12
11/30/1999    10.37       .73           (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33
12/31/1999     9.86       .07           (.01)         .06        (.18)         --          (.18)       9.74     .59/3/
Bond Fund/7/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996       $77       .52%/3/     6.18%/3/     32.83%/3/
11/30/1997       132       .55         6.63         52.93
11/30/1998       186       .54         6.89         61.54
11/30/1999       173       .53         7.17         38.22
12/31/1999       169       .05/3/       .65/3/       5.48/3/
 .......................................................................................................................
 Class 2/5/
11/30/1997    10.11       .35            .46          .81        (.31)         --          (.31)      10.61    8.09/3/
11/30/1998    10.61       .65           (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85
11/30/1999    10.36       .67           (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07
12/31/1999     9.85       .06             --          .06        (.17)         --          (.17)       9.74     .59/3/
 Class 2/5/
11/30/1997        12       .44/3/      3.50/3/      52.93%/3/
11/30/1998        45       .78         6.62         61.54
11/30/1999        80       .78         6.94         38.22
12/31/1999        85       .07/3/       .63/3/       5.48/3/

High-Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $12.89     $1.32          $1.10        $2.42      $(1.32)         --        $(1.32)     $13.99   19.81%
11/30/1996    13.99      1.28            .54         1.82       (1.30)         --         (1.30)      14.51   13.75
11/30/1997    14.51      1.29            .43         1.72       (1.27)         --         (1.27)      14.96   12.45
11/30/1998    14.96      1.26          (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44
11/30/1999    13.77      1.26           (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22
12/31/1999    12.81       .11            .12          .23        (.29)         --          (.29)      12.75    1.83/3/
High-Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995      $534       .54%       10.12%        31.73%
11/30/1996       662       .53         9.27         44.81
11/30/1997       765       .51         8.92         50.22
11/30/1998       715       .51         8.66         65.80
11/30/1999       589       .51         9.13         30.72
12/31/1999       586       .04/3/       .79/3/       1.36/3/
 .......................................................................................................................
 Class 2/5/
11/30/1997    14.28       .69            .61         1.30        (.63)         --          (.63)      14.95    9.20/3/
11/30/1998    14.95      1.25          (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18
11/30/1999    13.76      1.18           (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96
12/31/1999    12.80       .11            .12          .23        (.28)         --          (.28)      12.75    1.81/3/
 Class 2/5/
11/30/1997        21       .43/3/      4.92/3/   50.22/3/
11/30/1998        68       .76         8.60         65.80
11/30/1999        95       .76         8.86         30.72
12/31/1999        99       .07/3/        77/3/       1.36/3/

--------------------------------------------------------------------------------
                               American Funds Insurance Series / Prospectus   27
--------------------------------------------------------------------------------

             Income From Investment Operations           Less Distributions               Ratios/Supplemental Data

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
   Year     beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
   Year     period (in  to average to average turnover
 ended/1/    millions)  net assets net assets   rate
U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $10.80      $.82          $.71         $1.53      $(.81)         --          $(.81)     $11.52   14.73%
11/30/1996    11.52       .83          (.24)          .59       (.82)         --           (.82)      11.29    5.49
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)/3/
U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995     $542        .54%       7.37%      30.11%
11/30/1996      512        .53        7.33       30.45
11/30/1997      471        .52        6.73       53.80
11/30/1998      537        .51        6.11       89.25
11/30/1999      431        .52        6.06       58.30
12/31/1999      421        .05/3/      .52/3/     1.86/3/
 ................................................................................
 Class 2/5/
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65/3/
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)/3/
Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995   $11.09      $.63         $(.02)         $.61      $(.59)         --          $(.59)     $11.11    5.65%
11/30/1996    11.11       .54           .01           .55       (.54)         --           (.54)      11.12    5.09
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46/3/
 Class 2/5/
11/30/1997        7        .44/3/     3.45/3/ 53.80/3/
11/30/1998       32        .75        5.68       89.25
11/30/1999       47        .77        5.83       58.30
12/31/1999       48        .07/3/      .51/3/  1.86/3/
Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1995     $193        .49%       5.37%         --
11/30/1996      240        .47        4.94          --
11/30/1997      226        .47        4.99          --
11/30/1998      250        .46        5.07          --
11/30/1999      306        .46        4.65          --
12/31/1999      317        .04/3/      .45/3/       --
 ................................................................................
 Class 2/5/
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87/3/
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12   .4.92
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43/3/
 Class 2/5/
11/30/1997       14        .41/3/     2.80/3/       --
11/30/1998       34        .70        4.75          --
11/30/1999       48        .71        4.40          --
12/31/1999       48        .06/3/      .42/3/       --

/1/ For the fiscal years ended November 30, 1995 through November 30, 1999 and the one-month period ended December 31, 1999.

/2/ Commenced operations April 30, 1997.

/3/ Based on operations for the period shown and, accordingly, not representative of a full year.

/4/ Commenced operations on April 30, 1998.

/5/ Shares offered for sale commencing April 30, 1997.

/6/ Commenced operations June 17, 1999.

/7/ Commenced operations January 2, 1996.

--------------------------------------------------------------------------------
28    American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The codes of ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The codes of ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents above, write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071





  Investment Company File No. 811-3857                     26-101-400
                                             Printed on recycled paper

                       AMERICAN VARIABLE INSURANCE SERIES

                                     PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 1, 2000

This document is not a prospectus but should be read in conjunction with the current prospectuses of American Variable Insurance Series (the "Series") dated April 1, 2000. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                       AMERICAN VARIABLE INSURANCE SERIES
                              Attention:  Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                   (213) 486-9200

                               TABLE OF CONTENTS

ITEM                                                                 PAGE
                                                                    NO.

Certain Investment Limitations and Guidelines                       2

Description of Certain Securities and Investment                    6
Techniques

Fundamental Policies and Investment Restrictions                    18

Series Organization and Voting Rights                               22

Series Trustees and Officers                                        23

Management                                                          27

Price of Shares                                                     30

Dividends, Distributions and Federal Taxes                          31

Execution of Portfolio Transactions                                 32

General Information                                                 33

Description of Commercial Paper Ratings                             34

Financial Statements                                                Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GLOBAL GROWTH FUND

 Non-U.S. Securities

- The fund will invest in issuers domiciled in at least three countries.

- The fund may invest up to 40% of its assets in securities of issuers domiciled in any one country (excluding cash that is U.S. dollar denominated).

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.

 Debt Securities

- The fund may invest up to 10% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's (or unrated but determined to be equivalent)

GLOBAL SMALL CAPITALIZATION FUND

 Equity Securities

- The fund will invest at least 65% of its total assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion based on U.S. share prices)

 Non-U.S. Securities

- The fund may invest in securities of issuers domiciled outside the U.S., including issuers in less developed and developing countries.

 Debt Securities

- The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's (or unrated but determined to be equivalent)

GROWTH FUND

 Non-U.S. Securities

- The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500.

 Debt Securities

- The fund may invest up to 10% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or unrated by determined to be of equivalent quality.

 INTERNATIONAL FUND

 Equity Securities

- The fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domiciled outside the U.S.; however, under normal market conditions, the fund will invest substantially all of its assets in issuers domiciled outside the U.S. The fund may also invest in the securities of issuers domiciled in less developed and developing countries.

 Debt Securities
- The fund may invest up to 5% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's or unrated but determined to be of equivalent quality.

NEW WORLD FUND

 General

- The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

 Equity Securities

- The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

 Debt Securities

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to developing countries.

- The fund may invest up to 25% of its assets in straight debt securities rated Ba and BB or below by S&P or Moody's or unrated but determined to be of equivalent quality

GROWTH-INCOME FUND

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside U.S. and not in the S&P 500.

  Debt Securities

- The fund may invest up to 5% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or unrated but determined to be of equivalent quality.

ASSET ALLOCATION FUND

 General

- The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

 Debt Securities

- The fund may invest up to 25% of the fund's assets in straight debt securities rated Ba and BB below by S&P or Moody's or unrated by determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.
- The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

BOND FUND

 Equity Securities

- The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.

 Debt Securities

- The fund will invest at least 65% of its assets in bonds (debt securities having initial maturities in excess of one year)

- The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or unrated but determined to be of equivalent quality.

- The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated BBB or Baa or better by Moody's or S&P.

- The fund may invest up to 35% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.

HIGH-YIELD BOND FUND

 Debt Securities

- The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

 Equity and Other Securities

- The fund may invest up to 25% of its assets in common and preferred stocks and convertibles.

 Maturity

- The fund will invest in securities with maturities in excess of 3 years. Non-U.S. Securities

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 General

- The fund will invest at least 65% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. Government or debt securities rated AAA by S&P or Aaa by Moody's or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

 General

- The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

 Maturity

- The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. Government securities), even if original maturity is greater than 1 year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results will be related to the overall market for these securities.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.

Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stocks may be similar to those of equity securities. Some types of convertible preferred stocks automatically convert into common stock. Non-convertible preferred stock with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The funds' may invest in the stocks of smaller companies (typically with market capitalizations of less than $1.5 billion at the time of purchase). Capital Research and Management Company believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on more larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.

INVESTING IN VARIOUS COUNTRIES -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. involves special risks, caused by, among other things: currency controls; fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation and confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.
Certain risk factors related to developing countries are discussed below.

CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.
In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CURRENCY TRANSACTIONS -- The Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

The Bond Fund and High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

The Bond Fund and High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses. If the other party to such a transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

As the funds' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should the market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

The Asset Allocation Fund, Bond Fund, High-Yield Bond Fund, and U.S. Government/AAA-Rated Securities Fund also may enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The funds intend to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into roll transactions for financing purposes, they may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements, under which they buy a security and obtain a simultaneous commitment from the seller to repurchase a security at a specified time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, a fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a fund may be delayed or limited.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. Government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

"Collateralized mortgage obligations" (CMOs) are backed by a pool of mortgages, mortgage-backed securities or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

"Asset-backed securities" are backed by other assets such as a credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of Ios and Pos are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.

INFLATION-INDEXED BONDS -- Inflation-indexed notes and bonds are issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in debt securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

CASH AND CASH EQUIVALENTS -- These securities include (i) commercial paper (E.G. short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset backed commercial paper)), (ii) commercial bank obligations (E.G. certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association obligation and savings bank obligations (E.G. bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

"Commercial paper" is short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

PORTFOLIO TURNOVER -- Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The Bond Fund and High-Yield Bond Fund may invest in loan participations or assignments, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund's anticipate that such securities could be sold only to a limited number of institutional investors.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations and assignments are generally not rated by major rating agencies, may not be protected by the securities laws, and are generally considered to be illiquid.

REINSURANCE RELATED NOTES AND BONDS -- The High-Yield Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased concurrently in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without approval by holders of a majority vote of the funds' outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of
(I) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. All percentage limitations are considered at the time securities are purchased and are based on the funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

INVESTMENT RESTRICTIONS OF THE GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

The Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may not:

1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

6. Purchase commodities or commodity contracts; except that the Global Small Capitalization Fund, International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

7.  Invest in companies for the purpose of exercising control or management.

8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

10.  Purchase securities on margin.

11.  Pledge or hypothecate the fund's assets.

12. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 6.

14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization); except that the Global Small Capitalization Fund may invest up to 5% of its total assets in the securities of other managed investment companies. Any such investments by the Global Small Capitalization Fund shall be limited to 3% of the voting stock of any investment company, provided, however that investment in the open market of a closed-end investment company where no more than customary broker's commissions are involved shall not be prohibited by this restriction.

15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 14, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 15, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

The Global Growth Fund, Global Small Capitalization Fund, International Fund and High-Yield Bond Fund may not invest more than 10% of the value of their total assets in securities which are restricted as to resale; the Growth Fund, Growth-Income Fund and Asset Allocation Fund may not invest more than 5% of the value of their respective total assets in securities which are restricted as to resale. (Rule 144A securities and Section 4(2) commercial paper, as defined in the Securities Act of 1933, are excluded from these investment limits.) As a condition to the acquisition of the type of securities mentioned herein, the funds will ordinarily require that the issuer of such securities agree to bear the expenses of registration under the Securities Act of 1933, if and when the funds desire to sell such securities. The need to effect such registration could result in a delay in disposing of such securities.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

3. Invest in companies for the purpose of exercising control or management.

4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets.

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

8. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

13.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:

1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Pledge or hypothecate the fund's assets.

8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Invest in puts, calls, straddles, spreads or any combination thereof.

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 10, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

                     SERIES ORGANIZATION AND VOTING RIGHTS

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983.

All Series operations are supervised by the Board of Trustees which meets periodically and performs duties applicable to state and federal law. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.

                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS             POSITION       PRINCIPAL                   AGGREGATE             TOTAL                TOTAL
AND AGE                   WITH           OCCUPATION(S)               COMPENSATION          COMPENSATION         NUMBER OF
                          REGISTRANT     DURING PAST 5 YEARS         (INCLUDING            (INCLUDING           FUND
                                                                     VOLUNTARILY           VOLUNTARILY          BOARDS
                                                                     DEFERRED              DEFERRED             ON WHICH
                                                                     COMPENSATION          COMPENSATION         TRUSTEE
                                                                     /1/) FROM             /1/) FROM ALL        SERVES /2/
                                                                     SERIES DURING         FUNDS
                                                                     FISCAL                MANAGED BY
                                                                     YEAR ENDED            CAPITAL
                                                                     11/30/99 AND ONE      RESEARCH AND
                                                                     MONTH ENDED           MANAGEMENT
                                                                     12/31/99              COMPANY OR ITS
                                                                                           AFFILIATES /2/
                                                                                           FOR THE YEAR
                                                                                           ENDED 11/30/99
                                                                                           AND ONE MONTH
                                                                                           ENDED 12/31/99

Lee A. Ault III           Trustee        Chairman, IN-Q-IT,          $11,667               $11,667              1
1901 Avenue of the                       Inc.;                       $13,500               $13,500
Stars                                    former Chief
Suite 1800                               Executive Officer,
Los Angeles, CA                          Telecredit, Inc.
90067
Age: 64

H. Frederick              Trustee        Private Investor;           $33,500/3/            $204,200             18
Christie                                 former President            $13,500/3/            $33,150
P. O. Box 144                            and Chief Executive
Palos Verdes, CA                         Officer, The
90274                                    Mission Group (non-utility holding
Age: 66                                  Company, subsidiary
                                         of Southern
                                         California Edison
                                         Company)

Joe E. Davis              Trustee        Private Investor;           $36,500               $36,500              1
3436 Caribeth Drive                      former Chairman,            $13,500               $13,500
Encino, CA 91436                         Linear Corporation;
Age: 64                                  former President and
                                         Chief Executive
                                         Officer, National
                                         Health Enterprises,
                                         Inc.

Martin Fenton             Trustee        Managing Director,           $34,500/3/            $124,700             16
4660 La Jolla Village                    Senior Resource              $13,500/3/            $15,900
Drive                                    Group, Inc.
Suite 725                                (management of senior
San Diego, CA  92123                     living centers)
Age: 63

Leonard R. Fuller         Trustee        President and Chief         $11,667               $60,867              13
4337 Marina City                         Executive Officer,          $13,500               $20,200
Drive                                    Fuller Consulting
Suite 841 ETN                            (financial management
Marina del Rey, CA                       consulting)
90292
Age: 54

Mary Myers Kauppila       Trustee        Private investor;           $32,500/3/            $115,500             5
286 Congress Street                      former owner and            $13,500/3/            $23,250
Boston, MA 02110                         President, Energy
Age: 45                                  Investment, Inc.

Kirk P. Pendleton         Trustee        Chairman and Chief          $30,500/3/            $135,000             7
Cairnwood, Inc.                          Executive Officer,          $13,500/3/            $19,500
Box 546                                  Cairnwood, Inc.
Bryn Athyn, PA 19009
Age: 60

+James F. Rothenberg      Chairman       President and               none/4/               none/4/             1
333 South Hope            of the Board   Director, Capital
Street                                   Research and
Los Angeles, CA                          Management
90071                                    Company
Age: 53

+Thomas E. Terry          Trustee        Retired.  Former Vice       none/4/               none/4/              2
6048 S. Highlands                        President and
Avenue                                   Secretary, Capital
Madison, WI 53705                        Research and
Age: 62                                  Management Company




+ "INTERESTED PERSONS" WITHIN THE MEANING OF THE 1940 ACT ON THE BASIS OF THEIR AFFILIATION WITH THE SERIES' INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY, OR THE PARENT COMPANY OF THE INVESTMENT ADVISER, THE CAPITAL GROUP COMPANIES, INC.

/1/ AMOUNTS MAY BE DEFERRED BY ELIGIBLE TRUSTEES UNDER A NON-QUALIFIED DEFERRED COMPENSATION PLAN ADOPTED BY THE SERIES IN 1993. DEFERRED AMOUNTS ACCUMULATE AT AN EARNINGS RATE DETERMINED BY THE TOTAL RETURN OF ONE OR MORE FUNDS IN THE AMERICAN FUNDS GROUP AS DESIGNATED BY THE TRUSTEE.

/2/ CAPITAL RESEARCH AND MANAGEMENT COMPANY MANAGES THE AMERICAN FUNDS GROUP CONSISTING OF 28 FUNDS: AMCAP FUND, INC., AMERICAN BALANCED FUND, INC., AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC., AMERICAN HIGH-INCOME TRUST, AMERICAN MUTUAL FUND, INC., THE BOND FUND OF AMERICA, INC., THE CASH MANAGEMENT TRUST OF AMERICA, CAPITAL INCOME BUILDER, INC., CAPITAL WORLD GROWTH AND INCOME FUND, INC., CAPITAL WORLD BOND FUND, INC., EUROPACIFIC GROWTH FUND, FUNDAMENTAL INVESTORS, INC., THE GROWTH FUND OF AMERICA, INC., THE INCOME FUND OF AMERICA, INC., INTERMEDIATE BOND FUND OF AMERICA, THE INVESTMENT COMPANY OF AMERICA, LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE NEW ECONOMY FUND, NEW PERSPECTIVE FUND, INC., SMALLCAP WORLD FUND, INC., THE TAX-EXEMPT BOND FUND OF AMERICA, INC., THE TAX-EXEMPT FUND OF CALIFORNIA, THE TAX-EXEMPT FUND OF MARYLAND, THE TAX-EXEMPT FUND OF VIRGINIA, THE TAX-EXEMPT MONEY FUND OF AMERICA, THE U. S. TREASURY MONEY FUND OF AMERICA, U.S. GOVERNMENT SECURITIES FUND AND WASHINGTON MUTUAL INVESTORS FUND, INC. CAPITAL RESEARCH AND MANAGEMENT COMPANY ALSO MANAGES ANCHOR PATHWAY FUND WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR CERTAIN VARIABLE INSURANCE CONTRACTS; AND ENDOWMENTS, WHOSE SHAREHOLDERS ARE LIMITED TO (I) ANY ENTITY EXEMPT FROM TAXATION UNDER SECTION 501(C)(3) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("501 (C)(3) ORGANIZATION"); (II) ANY TRUST, THE PRESENT OR FUTURE BENEFICIARY OF WHICH IS A 501(C)(3) ORGANIZATION; AND (III) ANY OTHER ENTITY FORMED FOR THE PRIMARY PURPOSE OF BENEFITING A 501(C)(3) ORGANIZATION. AN AFFILIATE OF CAPITAL RESEARCH AND MANAGEMENT COMPANY, CAPITAL INTERNATIONAL, INC., MANAGES EMERGING MARKETS GROWTH FUND, INC.

/3/ SINCE THE DEFERRED COMPENSATION PLAN'S ADOPTION, THE TOTAL AMOUNT OF DEFERRED COMPENSATION ACCRUED BY THE SERIES (PLUS EARNINGS THEREON) FOR PARTICIPATING TRUSTEES IS AS FOLLOWS: H . FREDERICK CHRISTIE ($155,207); MARTIN FENTON ($49,789); MARY MYERS KAUPPILA ($223,397) AND KIRK P. PENDLETON ($164,951). AMOUNTS DEFERRED AND ACCUMULATED EARNINGS THEREON ARE NOT FUNDED AND ARE GENERAL UNSECURED LIABILITIES OF THE SERIES UNTIL PAID TO THE
TRUSTEE.

/4/ JAMES F. ROTHENBERG AND THOMAS E. TERRY ARE AFFILIATED WITH THE INVESTMENT ADVISER AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE SERIES.


                                    OFFICERS

NAME AND ADDRESS            AGE       POSITION(S)        PRINCIPAL
                                      WITH               OCCUPATION(S)
                                      REGISTRANT         DURING PAST 5 YEARS

James F. Rothenberg         53        Chairman of        President and
333 South Hope                        the Board          Director, Capital
Street                                                   Research and
Los Angeles, CA                                          Management Company
90071

James K. Dunton             54        President          Senior Vice President
333 South Hope                                           and Director, Capital
Street                                                   Research and
Los Angeles, CA                                          Management Company
90071

Abner D. Goldstine          70        Senior Vice        Senior Vice President
11100 Santa Monica                    President          and Director, Capital
Boulevard                                                Research and
Los Angeles, CA                                          Management Company
90025

Michael J. Downer           45        Senior Vice        Senior Vice President
333 South Hope                        President          - Fund Business
Street                                                   Management Group,
Los Angeles,  CA                                         Capital Research and
90071                                                    Management Company

Donald D. O'Neal            39        Senior Vice        Senior Vice President,
P.O. Box 7650                         President          Capital Research and
San Francisco, CA                                        Management Company
94120

Alan N. Berro               40        Vice               Senior Vice President,
333 South Hope                        President          Capital Research
Street                                                   Company*
Los Angeles, CA
90071

Claudia P.                  48        Vice               Senior Vice President,
Huntington                            President          Capital Research
333 South Hope                                           Company
Street
Los Angeles, CA
90071

Robert W. Lovelace          38        Vice               Vice President,
11100 Santa Monica                    President          Capital Research and
Boulevard                                                Management Company
Los Angeles, CA
90025

John H. Smet                43        Vice               Vice President,
11100 Santa Monica                    President          Capital Research and
Boulevard                                                Management Company
Los Angeles, CA
90025

Susan M. Tolson             36        Vice               Senior Vice President
11100 Santa Monica                    President          and Director, Capital
Boulevard                                                Research Company
Los Angeles, CA
90025

Chad L. Norton              39        Secretary          Vice President - Fund
333 South Hope                                           Business Management
Street                                                   Group, Capital
Los Angeles, CA                                          Research and
90071                                                    Management Company

Robert P. Simmer            39        Treasurer          Vice President - Fund
5300 Robin Hood Road                                     Business Management
Norfolk, VA 23513                                        Group, Capital
                                                         Research and
                                                         Management Company

Sheryl F. Johnson           31        Assistant          Assistant Vice
5300 Robin Hood Road                  Treasurer          President - Fund
Norfolk, VA 23513                                        Business Management
                                                         Group, Capital
                                                         Research and
                                                         Management Company

David A. Pritchett          33        Assistant          Assistant Vice
5300 Robin Hood Road                  Treasurer          President - Fund
Norfolk, VA 23513                                        Business Management
                                                         Group, Capital
                                                         Research and
                                                         Management Company


All of the officers listed are officers and/or directors/trustees of one or more of the other funds served by the Investment Adviser.
No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $22,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The Investment Adviser is responsible for more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types around the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until November 30, 2000, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (I) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:

GLOBAL GROWTH FUND: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;

GLOBAL SMALL CAPITALIZATION FUND: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.42% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.2 billion, plus 0.35% on net assets greater than $3.2 billion but not exceeding $5.2 billion, plus 0.33% on net assets greater than $5.2 billion but not exceeding $8.4 billion, plus 0.315% on net assets in excess of $8.4 billion;

INTERNATIONAL FUND: 0.78% of the first $600 million of net assets, plus 0.60% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.48% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.465% on net assets in excess of $2.0 billion;

NEW WORLD FUND: 0.85% of net assets;

GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;

ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32%on net assets in excess of $2.0 billion;

BOND FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets in excess of $30 million;

HIGH-YIELD BOND FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.46% on net assets in excess of $600 million;

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.40% on net assets in excess of $600 million;

CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

During the fiscal years ended November 30, 1999, 1998 and 1997, the Investment Adviser's total fees, respectively, amounted to the following: Global Growth Fund $2,672,000, $1,341,000 and $310,000; Growth Fund $26,451,000, $20,494,000
and $17,154,000; International Fund $17,107,000, $15,732,000 and $15,477,000;
Growth-Income Fund $26,220,000, $24,542,000 and $21,263,000; Asset Allocation
Fund $7,418,000, $6,916,000 and $5,806,000; Bond Fund $1,228,000, $952,000 and
$557,000; High-Yield Bond Fund $3,651,000, $4,018,000 and $3,624,000;
U.S.Government/AAA-Rated Securities Fund $2,681,000, $2,553,000 and $2,444,000; and Cash Management Fund $1,441,000, $1,164,000 and $1,113,000.
During the fiscal periods ended November 30, 1999 and 1998, the Investment Adviser's total fee for the Global Small Capitalization Fund amounted to $1,054,000 and $240,000. During the fiscal period ended November 30, 1999, the total fee for the New World Fee amounted to $154,000.

During the one-month period ended December 31, 1999, the Investment Adviser's total fee amounted to the following: Global Growth Fund $376,000; Global Small Capitalization Fund $176,000; Growth Fund $2,723,000; International Fund $1,874,000; New World Fund $54,000; Growth-Income Fund $2,192,000; Asset Allocation Fund $623,000; Bond Fund $111,000; High-Yield Bond Fund $291,000; U.S. Government/AAA-Rated Securities Fund $204,000; and Cash Management Fund $134,000.

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plan will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments. During the fiscal year ended November 30, 1999 and the one-month period ended December 31, 1999, the Series paid $5,710,000 and $765,000, respectively to certain life insurance companies under the Plan. This fee is paid to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $671,000 and $765,000, respectively.

                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each fund of the Series intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for the tax treatment afforded a regulated investment company under the Code, a fund must annually distribute at least 90% of its net investment income and certain short-term capital gains and meet certain diversification of assets and other requirements of the Code. If a fund qualifies for such tax treatment, it will not be subject to Federal income tax on the part of its ordinary income and its net realized capital gains which it distributes to shareholders. To meet the requirements of the Code, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, a fund may elect to compute taxable income for each year without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss by a fund on closing out a currency contract will generally result in ordinary income or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers
(either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1999, 1998 and 1997, respectively, amounted to the following:
Global Growth Fund $414,000, $292,000 and $194,000; Growth Fund $4,487,000,
$3,271,000, and $2,869,000; International Fund $5,345,000, $3,972,000, and
$5,252,000; Growth-Income Fund $6,110,000, $5,110,000, and $3,955,000; and
Asset Allocation Fund $790,000, $501,000, and $551,000. Brokerage commissions paid on portfolio transactions for the Global Small Capitalization Fund for the periods ended November 30, 1999 and 1998 amounted to $385,000 and $90,000. Commissions paid on transactions for the New World Fund for the period ended November 30, 1999 amounted to $106,000.

Brokerage commissions paid on portfolio transactions for the one-month period ended December 31, 1999 amounted to the following: Global Growth Fund $40,000; Global Small Capitalization Fund $89,000; Growth Fund $433,000, International Fund $336,000; New World Fund $16,000; Growth-Income Fund $520,000; and Asset Allocation Fund $53,000.

                              GENERAL INFORMATION

CUSTODIANS OF ASSETS -- Securities and cash owned by all funds except New World Fund, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Securities and cash owned by New World Fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends December 31. Contract owners are provided with updated prospectuses annually. In addition, contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments. The personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issues rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

American Variable Insurance Series Global Growth Fund
Investment Portfolio


Where the funds are invested                     Dec. 31, 1999        Nov. 30, 1999

The Americas                                             35.06                 36.17
Asia/Pacific                                             29.95                 29.59
Europe                                                   25.13                 26.48
Other                                                     0.80                  0.90
Cash & Cash Equivalents                                   9.06                  6.86

LARGEST INDIVIDUAL EQUITY SECURITIES
                                                 Dec. 31, 1999                                  Nov. 30, 1999
                                                   Percent of                                    Percent of
                                                   Net Assets                                    Net Assets
Murata Manufacturing                                       2.6       Fujitsu Support                     2.67
Fujitsu Support and Services                               2.5          and Services
Infosys Technologies                                       2.2  Murata Manufacturing                     2.32
Chartered Semiconductor Manufacturing                      2.1          AstraZeneca                      2.01
Mannesman                                                  1.9 Chartered Semiconductor                   1.97
Oracle                                                     1.7         Manufacturing
AstraZeneca                                                1.5  Infosys Technologies                     1.75
Telefonaktiebolaget LM Ericsson                            1.4   Telefonaktiebolaget                     1.47
Microsoft                                                  1.3           LM Ericsson
Fuji Television Network                                    1.3            Mannesmann                     1.42
                                                                          Microsoft                      1.33
                                                                              Oracle                     1.33
                                                                   United Pan-Europe                     1.26
                                                                      Communications


                                                 Dec. 31, 1999                      Nov. 30, 1999


                                                       Number          Market Value      Number Market Value
                                                    of Shares                         of Shares
                                                                              (000)                   (000)
Equity Securitites (common and preferred stocks)
--------------------------------------------

ELECTRONIC COMPONENTS  - 11.23% / 11.21%
Murata Manufacturing Co., Ltd. (Japan)                   82,00 $                19,2      82,000   $ 13,659
Microchip Technology Inc. (USA) (1)                     110,00                   7,5     110,000       6,971
Rohm Co., Ltd. (Japan)                                   23,00                   9,4      23,000       6,267
Samsung Electronics Co., Ltd. (South Korea)              26,22                   6,1      26,227       5,431
Taiwan Semiconductor Manufacturing Co. Ltd.           1,400,00                   7,4   1,150,000       5,404
 (Taiwan) (1)
Texas Instruments Inc. (USA)                             55,00                   5,3      55,000       5,283
Samsung Electro-Mechanics Co. (South Korea) (1)          55,00                   3,6      55,000       4,271
Intel Corp. (USA)                                        55,00                   4,5      55,000       4,218
Keyence Corp. (Japan)                                    14,50                   5,8      14,500       4,140
Venture Manufacturing (Singapore) Ltd (Singapore)       380,00                   4,3     380,000       3,845
Cypress Semiconductor Corp. (USA) (1)                    85,00                   2,7      85,000       2,316
Applied Micro Circuits Corp. (USA) (1)                   20,00                   2,5      20,000       1,663
EPCOS AG (Germany) (1)                                   21,00                   1,5      21,000       1,290
Quantum Corp. - DLT & Storage Systems                    70,00                   1,0      70,000       1,103
 (formerly Quantum Corp.) (USA) (1)

BROADCASTING & PUBLISHING  - 10.62% / 10.82%
United Pan-Europe Communications NV                      75,60                   9,6      75,600       7,423
 (Netherlands) (1)
Grupo Televisa, SA, ordinary participation              118,00                   8,0     151,000       7,371
 certificates (ADR) (Mexico) (1)
Viacom Inc., Class B (USA) (1)                          144,00                   8,7     144,000       7,164
Fuji Television Network Inc. (Japan) (1)                    72                   9,9         724       6,735
Time Warner Inc. (USA)                                   80,00                   5,7      80,000       4,935
News Corp. Ltd. (Australia)                             511,52                   4,9     511,522       4,432
Fox Entertainment Group, Inc., Class A (USA) (1)        160,00                   3,9     160,000       3,680
Nippon Television Network Corp. (Japan)                   3,50                   4,1       3,500       3,346
Rogers Communications Inc., Class B (Canada) (1)        125,00                   3,0     125,000       2,837
SBS Broadcasting SA (Luxembourg) (1)                     60,00                   2,9      60,000       2,430
Austar United Communications Ltd. (Australia) (1)       580,00                   2,3     580,000       2,142
KirchMedia GmbH & Co. KGaA (Germany) (1) (2) (3)         42,00                   1,8      42,000       1,854
ProSieben Media AG (Germany)                             36,00                   2,0      36,000       1,676
John Fairfax Holdings Ltd. (Australia)                  515,00                   1,5     515,000       1,462
Sogecable, SA (Spain) (1)                                45,00                   2,8      45,000       1,422
PRIMEDIA Inc. (USA) (1)                                 110,00                   1,8     110,000       1,327
Washington Post Co., Class B (USA)                        2,00                   1,1       2,000       1,143
Ziff-Davis Inc. (USA) (1)                                39,70                     6      39,700         732
Sinclair Broadcast Group, Inc., Class A (USA) (1)        53,80                     6      53,800         619
Insight Communications Co., LP, Class A (USA) (1)        20,00                     5      20,000         495
CBS Corp. (USA) (1)                                       7,16                     4       7,168         373

BUSINESS SERVICES  - 10.83% / 10.69%
Fujisu Support & Service Inc. (Japan)                    37,00                  18,1      37,000      15,662
Hays PLC (United Kingdom)                               360,00                   5,7     360,000       5,488
Reuters Group PLC (United Kingdom)                      426,14                   5,9     426,140       4,787
Cendant Corp. (USA) (1)                                 281,00                   7,4     281,000       4,654
Terra Networks, SA (Spain) (1)                           91,10                   4,9      91,100       3,138
Vivendi SA (France)                                      38,61                   3,4      38,617       3,091
Rentokil Initial PLC (United Kingdom)                   690,80                   2,5     690,800       2,647
InterQ Inc. (Japan) (1)                                   6,00                   3,4       3,000       2,422
Brambles Industries Ltd. (Australia)                     86,60                   2,3      86,600       2,379
Sabre Group Holdings, Inc., Class A (USA) (1)            50,00                   2,5      50,000       2,275
eXchange Holding PLC (United Kingdom) (1)               539,00                   3,0     539,000       2,101
NDS Group PLC, Class A (ADR) (USA) (1)                   68,00                   2,0      68,000       2,066
Yahoo! Inc. (USA) (1)                                     8,70                   3,7       8,700       1,851
OpenTV, Class A (USA) (1)                                23,00                   1,8      23,000       1,777
China.com Corp., Class A (Hong Kong) (1)                 31,40                   2,4      15,700       1,758
Securitas AB, Class B (Sweden)                           90,00                   1,6      90,000       1,498
Freeserve PLC (United Kingdom) (1)                      314,40                   3,0     314,400       1,491
Adecco SA (Switzerland) (1)                               2,00                   1,5       2,000       1,278
Waste Management, Inc. (USA)                             60,00                   1,0      60,000         975
Ratin A/S, Class B  (Denmark)                             6,30                     7       6,300         734
United Parcel Service, Inc. Class B (USA)                 5,60                     3       5,600         370
Securicor Group PLC (United Kingdom)                    150,00                     3     150,000         364

DIVERSIFIED TELECOMMUNICATION SERVICES
  - 8.18% / 9.00%
Korea Telecom Corp. (ADR) (Korea)                       110,00                   8,2     130,400       6,911
Telecom Italia SpA, nonconvertible savings (Italy     1,034,00                   6,2   1,034,000       5,572
Telecom Italia SpA                                      110,00                   1,5     110,000       1,203
Deutsche Telekom AG (Germany)                           111,47                   7,9     111,479       6,382
Teleglobe Inc. (Canada)                                 221,00                   5,0     221,000       5,480
Telefonica, SA (ADR) (Spain) (1)                         85,76                   6,7      85,763       5,328
AT&T Corp. (USA)                                         66,00                   3,3      66,000       3,688
Nippon Telegraph and Telephone Corp. (Japan)                19                   3,2         190       3,423
Global TeleSystems Group, Inc. (USA) (1)                100,00                   3,4     100,000       3,194
Kingston Communications (HULL) PLC                      220,00                   2,6     220,000       2,451
 (United Kingdom) (1)
Cable & Wireless Communications PLC                     211,10                   2,9     211,100       2,376
 (United Kingdom) (1)
eireann PLC (Ireland)                                   437,50                   1,8     437,500       1,740
Telefonos de Mexico, SA de CV, Class L                   16,00                   1,8      16,000       1,481
 (ADR) (Mexico)
Telecom Argentina STET-France Telecom SA,                47,00                   1,6      47,000       1,380
 Class B (ADR) (Argentina)
Global Crossing Ltd. (USA - Incorporated                 26,00                   1,3      26,000       1,134
 in Bermuda) (1)
Equant NV, New York registered (Netherlands) (1)         10,60                   1,1      10,600         999
Compania de Telecomunicaciones de                         6,03                     1       6,030         111
 Chile SA (ADR) (Chile)

HEALTH & PERSONAL CARE  - 5.83% / 6.79%
AstraZeneca PLC (United Kingdom)                        267,36                  11,1     259,365      11,643
AstraZeneca PLC (ADR)                                     3,00                     1       3,000         134
Pfizer Inc (USA)                                        212,45                   6,8     147,450       5,336
Avon Products, Inc. (USA)                               142,90                   4,7     142,900       5,207
Fujisawa Pharmaceutical Co. Ltd. (Japan)                165,00                   4,0     165,000       4,475
Forest Laboratories, Inc. (USA) (1)                      44,00                   2,7      44,000       2,252
QLT PhotoTherapeutics Inc. (Canada) (1)                  50,00                   2,9      50,000       2,231
Guidant Corp. (USA) (1)                                  66,00                   3,1      36,000       1,800
Omnicare, Inc. (USA)                                    130,00                   1,5     130,000       1,763
Luxottica Group SpA (ADR) (Italy)                       100,00                   1,7     100,000       1,750
Glaxo Wellcome PLC (United Kingdom)                      52,90                   1,5      52,900       1,613
Cardinal Health, Inc., (USA)                             35,00                   1,6      30,000       1,569
Genentech, Inc. (USA) (1)                                 1,60                     2       1,600         138

WIRELESS TELECOMMUNICATION SERVICES
  - 5.64% / 5.94%
Mannesmann AG (ADR) (Germany)                            39,65                   9,6      39,650       8,327
Mannesmann AG (formerly Orange PLC)                      18,52                   4,4     192,000       5,772
DDI Corp. (Japan)                                           48                   6,5         480       6,663
China Telecom (Hong Kong) Ltd. (ADR)                     31,00                   3,9      31,000       3,259
 (People's Republic of China) (1)
China Telecom (Hong Kong) Ltd. (1)                      270,00                   1,6     270,000       1,450
Tele Celular Sul Participacoes SA, preferred            106,50                   3,3     106,500       2,130
 nominative (ADR) (Brazil)
Telesystem International Wireless Inc.                   80,00                   2,9      80,000       1,932
 (Canada) (1)
Tele Nordeste Celular Participacoes SA,                  68,90                   3,4      68,900       1,791
 preferred nominative (ADR) (Brazil)
Vodafone AirTouch PLC (formerly Airtouch                 25,00                   1,2      25,000       1,180
 Communications) (ADR) (United Kingdom)
Crown Castle International Corp. (USA) (1)               55,00                   1,7      55,000       1,158
Stet Hellas Telecommunications SA (ADR)                  35,30                   1,0      35,300         697
 (Greece) (1)
Partner Communications Co. Ltd (ADR)                     29,00                     7      29,000         544
 (Israel) (1)


DATA PROCESSING & REPRODUCTION  - 4.62% / 5.21%
Microsoft Corp. (USA) (1)                                86,00                  10,0      86,000       7,830
Oracle Corp. (USA) (1)                                  110,00                  12,3     115,000       7,798
Documentum, Inc. (USA) (1)                               35,00                   2,0     139,900       4,704
Computer Associates International, Inc. (USA)            70,00                   4,8      70,000       4,550
PeopleSoft, Inc. (USA) (1)                              150,00                   3,1     150,000       2,822
Rambus Inc. (USA) (1)                                                                     27,000       1,905
Storage Technology Corp. (USA) (1)                       50,00                     9      50,000         988
Momentum Business Applications, Inc.,                     5,00                             5,000          41
 Class A (USA) (1)

ELECTRICAL & ELECTRONICS  - 5.04% / 4.75%
Chartered Semiconductor Manufacturing Ltd               217,50                  15,8     217,500      11,582
 (ADR) (Singapore) (1)
Telefonaktiebolaget LM Ericsson, Class B                157,50                  10,1     177,500       8,611
 (Sweden)
Nortel Networks Corp. (Canada)                           66,80                   6,7      66,800       4,943
Nokia Corp., Class A (ADR) (Finland)                     20,00                   3,8      20,000       2,764

BANKING  - 2.72% / 3.28%
Bank of America Corp. (USA)                              87,00                   4,3      77,000       4,505
Bank of Nova Scotia (Canada)                            161,00                   3,4     161,000       3,474
Banque Nationale de Paris (France)                       33,35                   3,0      33,350       3,056
Banque Nationale de Paris, guaranteed value              14,95                            14,950          64
 certificates, expire 2002 (1)
Washington Mutual, Inc. (USA)                            75,00                   1,9      75,000       2,175
DBS Group Holdings Ltd. (formerly Development           151,19                   2,4     151,190       1,962
 Bank of Singapore Ltd.) (Singapore)
ABN AMRO Holding NV (Netherlands)                        66,72                   1,6      66,728       1,624
Westpac Banking Corp. (Australia)                       215,66                   1,4     215,666       1,453
Toronto-Dominion Bank (Canada)                           39,20                   1,0      39,200         944
Sakura Bank Ltd                                          20,00                     116

METALS: NONFERROUS  - 2.28% / 2.17%
Freeport-McMoRan Copper & Gold Inc.,                    335,00                   7,0     335,000       5,297
 Class B (USA) (1)
Alcoa Inc. (USA)                                         78,50                   6,5      76,500       5,011
Billiton PLC (United Kingdom)                           500,00                   2,9     500,000       2,412

MERCHANDISING  - 1.85% / 2.16%
Dixons Group PLC (United Kingdom)                       120,00                   2,8     120,000       2,555
Consolidated Stores Corp. (USA) (1)                     113,70                   1,8     113,700       1,791
Ito-Yokado Co., Ltd. (Japan)                             16,00                   1,7      16,000       1,733
Limited Inc. (USA)                                       40,00                   1,7      40,000       1,698
Woolworths Ltd. (Australia)                             420,38                   1,4     420,385       1,421
Kingfisher PLC (United Kingdom)                         140,86                   1,5     140,866       1,311
Sunglass Hut International, Inc. (USA) (1)               89,00                   1,0      89,000       1,090
Cifra, SA de CV (ADR) (Mexico) (1)                       60,00                   1,2      60,000       1,087

LEISURE & TOURISM  - 2.10% / 2.04%
Seagram Co. Ltd. (Canada)                                80,00                   3,5      80,000       3,485
SFX Entertainment, Inc., Class A (USA) (1)              110,00                   3,9      80,500       2,717
Village Roadshow Ltd., Class A,                       1,131,60                   1,9   1,131,601       2,133
 5.50% preferred (Australia)
go.com (USA) (1)                                         69,00                   1,6      69,000       1,867
Granada Group PLC (United Kingdom)                      150,00                   1,5     150,000       1,296
Carnival Corp. (USA)                                      7,10                     3       7,100         313
Walt Disney Co. (USA)                                    76,90                   2,2       7,000         195

MULTI-  INDUSTRY  - 2.06% / 1.93%
PT Multimedia (Indonesia) (1)                           100,00                   5,6     100,000       3,939
First Pacific Co. Ltd. (Hong Kong)                    6,161,37                   4,7   6,161,370       3,332
Orkla AS, Class A (Norway)                              122,28                   2,1     122,285       1,881
Preussag AG (Germany)                                    32,81                   1,8      32,811       1,647
Lend Lease Corp. Ltd. (Australia)                        43,90                     6      43,900         561

ELECTRONIC INSTRUMENTS  - 2.08% / 1.92%
Applied Materials, Inc. (USA) (1)                        70,00                   8,8      70,000       6,821
KLA - Tencor Corp. (USA) (1)                             40,00                   4,4      40,000       3,382
ADVANTEST CORP. (Japan)                                   6,60                   1,7       6,600       1,106

IT CONSULTING & SERVICES  - 2.27% / 1.75%
Infosys Technologies Ltd. (ADR) (India)                  50,00                  16,5      50,000      10,300

CHEMICALS  - 1.23% / 1.60%
Monsanto Co. (USA)                                      115,00                   4,0     115,000       4,852
BOC Group PLC (United Kingdom)                          145,00                   3,1     145,000       3,004
Valspar Corp. (USA)                                      40,00                   1,6      40,000       1,568

AUTOMOBILES  - 1.27% / 1.57%
Suzuki Motor Corp. (Japan)                              281,00                   4,1     281,000       4,147
Bayerische Motoren Werke AG (Germany)                    74,36                   2,2      74,360       1,984
Nissan Motor Co., Ltd. (Japan) (1)                      357,00                   1,4     357,000       1,669
Honda Motor Co., Ltd. (Japan)                            39,00                   1,4      35,000       1,447

RECREATION  & OTHER CONSUMER PRODUCTS
  - 1.07% / 1.42%
EMI Group PLC (United Kingdom)                          459,40                   4,4     557,000       4,589
Shimano Inc. (Japan)                                    120,00                   2,1     120,000       2,357
Hasbro, Inc. (USA)                                       35,00                     6      35,000         754
edel music AG (Germany) (1)                              16,00                     5      16,000         619

APPLIANCES & HOUSEHOLD DURABLES
  - 1.53% / 1.26%
Sony Corp. (Japan)                                       29,60                   8,7      29,600       5,507
THOMSON multimedia (France) (1)                          43,30                   2,3      43,300       1,875

INDUSTRIAL COMPONENTS  - 0.84% / 0.96%
THK Co., Ltd (Japan)                                    120,00                   4,8     120,000       4,690
NGK Spark Plug Co., Ltd. (Japan)                        135,00                   1,2     135,000         974

AEROSPACE & MILITARY TECHNOLOGY
  - 0.79% / 0.95%
Bombardier Inc., Class B (Canada)                       280,00                   5,7     280,000       5,548

ENERGY SOURCES  - 0.81% / 0.68%
Norsk Hydro AS (Norway)                                  80,00                   3,3      40,000       1,563
Woodside Petroleum Ltd. (Australia)                     142,00                   1,0     142,000       1,013
TOTAL FINA SA, Class B (formerly TOTAL),                 10,00                     6      10,000         661
 Class B (ADR) (France)
"Shell" Transport and Trading Co., PLC,                  10,00                     4      10,000         456
 New York registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                 123,03                     3     123,030         278

WHOLESALE & INTERNATIONAL TRADE
  - 0.55% / 0.63%
Li & Fung Ltd. (Hong Kong-Incorporated                1,600,00                   4,0   1,600,000       3,678
 in Bermuda)

FINANCIAL SERVICES  - 0.40% / 0.49%
Shohkoh Fund & Co., Ltd. (Japan)                          4,00                   1,5       3,000       1,627
Capital One Financial Corp. (USA)                        27,00                   1,3      27,000       1,257

REAL ESTATE  - 0.39% / 0.47%
Mandamus Fastigheter AB (formerly Mandamus AB)          377,60                   2,3     377,600       2,242
 (Sweden)
Unibail, bearer (France)                                  3,70                     4       3,700         481
Unibail, warrants, expire 2004 (1)                        3,70                             3,700          16

TRANSPORTATION: AIRLINES  - 0.36% / 0.41%
British Airways PLC (United Kingdom)                    400,00                   2,6     400,000       2,411

MISCELLANEOUS MATERIALS & COMMODITIES
  - 0.43% / 0.40%
Sealed Air Corp. (USA) (1)                               60,00                   3,1      50,000       2,350

FOREST PRODUCTS & PAPER  - 0.29% / 0.35%
Kimberly-Clark de Mexico, SA de CV (Mexico)             540,00                   2,0     540,000       2,027

FOOD & HOUSEHOLD PRODUCTS  - 0.21% / 0.34%
Reckitt Benckiser (formerly Reckitt & Colman PLC        165490                   1,5     105,098       2,001
 and Benckiser NV (United Kingdom)


GOLD MINES  - 0.21% / 0.26%
Anglogold Ltd. (South Africa)                            30,00                   1,5      30,000       1,530

HEALTH CARE PROVIDERS & SERVICES  - 0.15% / 0.23%
Quintiles Transnational Corp. (USA) (1)                  60,00                   1,1      60,000       1,324

BEVERAGES & TOBACCO  - 0.15% / 0.21%
Coca-Cola Amatil Ltd. (Australia)                       400,00                   1,0     400,000       1,256

INSURANCE  - 0.13% / 0.14%
Fairfax Financial Holdings Ltd. (Canada) (1)              5,00                     8       5,000         737
Fairfax Financial Holdings Ltd., Subscriptions (1           60                     1         600          88

MACHINERY & ENGINEERING  - 0.08% / 0.09%
Kvaerner ASA, Class A (Norway) (1)                       28,84                     6      28,840         544

Miscellaneous - 2.70% / 1.02%
Other equity securities in initial period                                       19,580                 5,968
 of acquisition
                                                                         ----------              ----------
TOTAL EQUITY SECURITIES (cost: $395,540,000                                    660,231               547,200
 and $385,368,000, respectively)
                                                                         ----------              ----------

                                                    Principal                         Principal
                                                       Amount                            Amount
Short-Term Securities                                    (000)                             (000)
--------------------------------------------         --------                          --------
Corporate Short-Term Notes - 7.22% / 4.95%

Wal-Mart Stores Inc. 5.26% due 12/17/1999 (2)                                        $    7,000        6,983
Alcoa Inc. 5.30% due 12/1/1999                                                             6,500       6,499
Ford Motor Credit Co. 5.32% due 12/8/1999                                                  5,000       4,994
Associates Corp. of North America 5.71%                                                    4,600       4,599
 due 12/1/1999
Xerox Capital (Europe) PLC 5.30% due 12/9/1999                                             3,500       3,495
Caisse d'amortissement de la dette sociale                                                 2,500       2,499
 5.20% due 12/3/1999
National Australia Funding (Delaware) Inc.          $ 12,600                    12,569
 4.50%-5.95% due 1/3/2000-2/2/2000
Toyota Motor Credit Corp 6.00%-6.25% due                 12,40                  12,377
 1/10/2000-1/13/2000
Amer Honda Finance Corp. 6.02% due 2/10/2000             10,00                   9,932
DaimlerChrysler AG 5.99% due 1/31/2000                    9,60                   9,550
Sony Capital Corp  6.38% due 1/11/2000                    5,00                   4,990
BMW US Capital Corp CP 6.55% due 1/12/2000                3,00                   2,993

Federal Agency Discount Notes - 1.68% / 4.35%

Fannie Mae 5.20%-5.48% due 12/13/1999-2/17/2000           7,50                   7,4      16,000      15,965
Federal Home Loan Banks 5.36%-5.75%                                                        8,000       7,988
 due 12/10/1999-2/15/2000
Freddie Mac 5.20%-5.75% due 12/15/1999-2/15/2000          4,80                   4,7       1,600       1,597

Non-U.S. Currency - 0.03% / 0.03%

New Taiwanese Dollar                                 NT$6,410                      2   NT$6,362          201
                                                                         ----------              ----------
TOTAL SHORT-TERM SECURITES (cost:                                               64,825                54,820
 $64,822,000 and $54,819,000, respectively)
                                                                         ----------              ----------
TOTAL INVESTMENT SECURITIES (cost:                                             725,056               602,020
 $460,362,000 and $440,187,000, respectively)
Net cash, receivables and payables                                              971                 (14,503)
                                                                         ----------              ----------
NET ASSETS                                                                     726,027               587,517
                                                                         ==========              ==========
(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale to the public may require registration
    or sale only to qualified institutional buyers.
(3) Valued under procedures established by
    the Board of Trustees.

ADR = American Depository Receipts

See Notes to Financial Statements


American Variable Insurance Series Global
Small Capitalization Fund Investment Portfolio,
December 31, 1999 and November 30, 1999


Where the Fund's Assets Are Invested          December 31, 19 November 30, 1999
                                                  Percent of     Percent of
                                                  Net Assets     Net Assets

The Americas                                           42.00%         39.18%
Europe                                                 15.33%         14.59%
Asia/Pacific                                           29.50%         32.88%
Other Countries                                         3.23%          3.17%
Cash & Equivalents                                      9.94%         10.18%
                                                      100.00%        100.00%


American Variable Insurance Series Global
Small Capitalization Fund Investment Portfolio,
December 31, 1999 and November 30, 1999

                                                               November 30, 1999
LARGEST INDIVIDUAL EQUITY SECURITIES                               Percent of
                                                                   Net Assets
HNC Software                                                             3.15%
AVEX                                                                      2.36
Yushin Precision Equipment                                                2.30
Applied Micro Circuits                                                    1.74
Picvue Electronics                                                        1.57
Baltimore Technologies                                                    1.53
Inet Technologies                                                         1.52
Power Integrations                                                        1.51
hi/fn                                                                     1.38
Fujitsu Devices                                                           1.31

                                              December 31, 1999
LARGEST INDIVIDUAL EQUITY SECURITIES                Percent of
                                                    Net Assets
HNC Software                                              2.96%
Great Plains Software                                      2.85
Yushin Precision Equipment                                 2.78
Baltimore Technologies                                     2.21
Applied Micro Circuits                                     2.20
Picvue Electronics                                         1.67
AVEX                                                       1.56
TranSwitch                                                 1.51
Power Integrations                                         1.41
Apex                                                       1.23


American Variable Insurance Series
 Global Small Capitalization Fund
Investment Portfolio,
 December 31, 1999 and November 30, 1999
                                                               December 31       November 30

                                                                 Market             Market Percent
                                                      Number of   Value Number of    Value  Of Net
EQUITY SECURITIES (common and preferred stocks)         Shares     (000)  Shares      (000) Assets
----------------------------------------------        ---------------------------------------------

ELECTRONIC COMPONENTS  -  13.47% / 13.90%
Applied Micro Circuits Corp. (USA) (1)                   50,000 $   6,36   50,000 $    4,15    1.74
Power Integrations, Inc. (USA) (1)                       85,000    4,075   90,000     3,589    1.51
hi/fn, inc. (USA) (1)                                    75,000    2,906   75,000     3,300    1.38
Fujitsu Devices Inc. (Japan)                             80,000    3,288   80,000     3,127    1.31
Micrel, Inc. (USA) (1)                                   60,000    3,416   60,000     2,955    1.24
Cymer, Inc. (USA) (1)                                    70,000    3,220   70,000     2,800    1.17
Venture Manufacturing (Singapore) Ltd (Singapore)       168,000    1,928  168,000     1,700
Venture Manufacturing (Singapore) Ltd (2)                90,000    1,033   90,000       911    1.10
MegaChips Corp. (Japan)                                      -        -    20,000     1,545     .65
CTX Opto-Electronics Corp (Taiwan)(1)                   690,000    1,429  690,000     1,528     .64
DuPont Photomasks, Inc. (USA) (1)                        20,000      965   20,000     1,230     .52
Komatsu Electronic Metals Co., Ltd. (Japan)             146,500    1,176  146,500     1,082     .45
Paltek (Japan)                                           30,000    1,233   25,000       982     .41
Veeco Instruments Inc. (USA) (1)                         19,000      890   19,000       786     .33
NatSteel Electronics Ltd (Singapore)                    175,000      926  175,000       724     .30
SOITEC SA (France) (1)                                    8,500    1,154    8,500       610     .26
Dialer and Business Electronics, Co. Ltd (Taiwan) (1)   840,000    1,499  447,000       590     .25
Sanmina Corp. (USA) (1)                                   5,000      499    5,000       481     .20
Tower Semiconductor Ltd. (Israel) (1)                    35,500      388   35,500       379     .16
Dallas Semiconductor Corp. (USA)                          5,800      374    5,800       334     .14
Varitronix International Ltd. (Hong Kong -              150,000      345  150,000       311     .13
 Incorporated in Bermuda)
Acer Laboratories Inc. (Taiwan)  (1)                    300,000    1,807       -         -
BUSINESS SERVICES  -  10.66% / 12.28%
Computer Engineer & Consulting Ltd. (Japan)              85,000    2,271   85,000     2,912    1.22
ITE Group PLC (United Kingdom)                        2,137,200    2,4862,137,200     2,866    1.20
Zuken Inc. (Japan)                                       70,000    2,679   64,800     2,673    1.12
Flextronics International Ltd. (USA - Incorporated       60,000    2,760   30,000     2,488    1.04
 in Singapore) (1)
Photobition Group PLC (United Kingdom)                  480,153    2,540  480,153     2,459    1.03
Black Box Corp. (USA) (1)                                29,500    1,976   29,500     1,755     .74
Sapiens International Corp. NV (Israel) (1)             100,000    1,644  100,000     1,388     .58
Nippon Kanzai (Japan)                                    40,000    1,272   40,000     1,378     .58
Source Information Management Co. (USA) (1)             100,000    1,675   85,000     1,296     .54
Zhejiang Expressway Co. Ltd., Class H (China)         7,000,000    1,0637,000,000     1,127     .47
Corporate Services Group PLC (United Kingdom)           578,750      944  578,750     1,090     .46
OpenTV Corp., Class A (USA) (1)                              -        -    11,100       857     .36
London Bridge Software Holdings PLC (United Kingdom)     10,200      719   10,200       755     .32
Lason, Inc. (USA) (1)                                        -        -    30,000       731     .31
InfoCure Corp. (USA) (1)                                     -        -    40,000       643     .27
Kroll-O'Gara Co. (USA) (1)                               38,700      639   38,700       634     .27
Midas, Inc. (USA)                                        28,700      628   28,700       617     .26
Optosof AB, Class  B (Sweden) (1)                        33,800      850   33,800       561     .24
Falck A/S (Denmark)                                       7,000      734    5,000       498     .21
MDC Communications Corp., Class A (Canada) (1)           62,400      539   62,400       474     .20
NDS Group PLC, Class A (ADR) (United Kingdom)(1)         14,100      430   14,100       428     .18
eXchange Holdings PLC (United Kingdom) (1)              106,700      600  106,700       416
International Container Terminal                      4,500,000      4094,500,000       374     .16
 Services, Inc. (Philippines) (1)
Seminis, Inc., Class A (USA)(1)                          40,000      252   40,000       220     .09
MEDION AG (Germany)                                       2,800      251      700       215     .09
Launch Media, Inc. (USA) (1)                             38,100      721   10,500       194     .08
Brunel International NV (Netherlands)                    13,048      118   13,048       139     .06
SciQuest.com, Inc. (USA) (1)                                 -        -     2,400        79     .03
Ituran Group (Israel) (1)                                26,500    1,093       -         -
Metron Technology NV (Netherlands) (1)                   93,000    1,494       -         -
DATA PROCESSING & REPRODUCTION  -
  11.59% / 10.18%
HNC Software Inc. (USA) (1)                              80,900    8,555  105,900     7,519    3.15
Inet Technologies, Inc. (USA) (1)                        44,500    3,109   60,000     3,630    1.52
Great Plains Software, Inc. (USA) (1)                   110,000    8,223   50,000     2,672    1.12
Apex Inc.  (USA) (1)                                    110,000    3,548   90,000     2,115     .89
RadiSys Corp. (USA) (1)                                  45,000    2,295   45,000     2,019     .85
MMC Networks, Inc. (USA) (1)                             75,000    2,578   75,000     1,477     .62
Documentum, Inc. (USA) (1)                               40,000    2,395   40,000     1,345     .56
Infowave Software, Inc. (Canada) (1) (2)                     -        -   200,000       841
Infowave Software, Inc.,  warrants,                     100,000      858  100,000        -      .35
 expire  2000 (1) (3)
Great Wall Technology Co. Ltd., Class H (China) (1)          -        -   964,500       813
National Computer Systems, Inc. (USA)                    20,000      752   20,000       768     .32
Nice Systems Ltd. (ADR) (Israel) (1)                     14,000      689   14,000       573     .24
Momentum Business Applications, Inc.,                    60,000      472   60,000       488     .20
 Class A  (USA) (1)
MERCHANDISING  -  8.38% / 9.98%
Lands' End, Inc. (USA) (1)                               51,000    1,772   51,000     3,079    1.29
Sharper Image Corp. (USA) (1)                           160,000    2,030  150,000     3,019    1.27
Tsuruha Co., Ltd. (Japan)                                20,000    2,642   20,000     2,953    1.24
Sundrug Co., Ltd. (Japan)                                35,000    2,432   35,000     2,753    1.16
Senshukai Co., Ltd. (Japan)                             140,000    1,877  140,000     2,521    1.06
Homac Corp. (Japan)                                      53,000    1,478   53,000     1,555     .65
DFS Furniture Co. PLC (United Kingdom)                  250,000    1,454  250,000     1,317     .55
KOMERI Co., Ltd. (Japan)                                 40,000    1,213   40,000     1,284     .54
Rent-Way, Inc. (USA) (1)                                 81,000    1,514   55,000       839     .35
Too, Inc. (USA) (1)                                      45,000      776   45,000       832     .35
Migros Turk TAS (Turkey)                              1,950,000    1,2591,950,000       800     .34
School Specialty, Inc. (USA) (1)                         45,000      681   45,000       731     .31
Michaels Stores, Inc. (USA) (1)                          14,500      413   14,500       455     .19
EUROBIKE AG (Germany)                                    40,000      402   40,000       445     .19
Giordano International Ltd. (Hong Kong)                 400,000      412  400,000       399     .17
Dickson Concepts (International) Ltd.                   310,000      391  310,000       319     .13
 (Hong Kong--Incorporated in Bermuda)
Bombay Co., Inc. (USA) (1)                               43,900      198   43,900       220     .09
Jean Coutu Group (PJC) Inc., Class A (Canada)            57,400    1,310    7,400       166     .07
Chapters Online Inc. (Canada) (1)                        66,500      922    7,500        91     .04
Alloy Online, Inc. (USA) (1)                             65,000    1,024       -         -
ELECTRONIC INSTRUMENTS  -  7.26% / 7.55%
Picvue Electronics, Ltd. (Taiwan)                     4,000,000    4,8184,000,000     3,747    1.57
ASM Pacific Technology Ltd. (Hong Kong)               1,900,000    3,3731,900,000     3,046    1.28
Disco Corp. (Japan)                                      15,000    3,479   15,000     3,042    1.28
TranSwitch Corp. (USA) (1)                               60,000    4,354   60,000     2,820    1.18
Densei Lambda KK (Japan)                                 43,000    1,347   43,000     1,854     .78
Lasertec Corp. (Japan)                                   55,000    1,459   55,000     1,684     .71
Orbotech Ltd. (Israel) (1)                               18,000    1,395   12,000     1,098     .46
Etec Systems, Inc. (USA) (1)                             16,600      745   16,600       714     .30
MACHINERY & ENGINEERING  -  4.20% / 3.67%
Yushin Precision Equipment Co., Ltd. (Japan)             69,480    8,024   69,480     5,472    2.30
JOT Automation Group Oyj (Finland)                      322,500    3,001  322,500     2,192     .92
HISAKA WORKS, LTD. (Japan)                              200,000      851  200,000       906     .38
KCI Konecranes International Corp. (Finland)              6,800      261    6,800       186     .08
RECREATION & OTHER CONSUMER PRODUCTS
  -  2.58% / 3.41%
AVEX Inc. (Japan)                                        18,000    4,492   18,000     5,617    2.36
GTR Group Inc. (Canada) (1)                             393,000    1,060  393,000     1,053     .44
Movado Group, Inc. (USA)                                 55,000    1,200   30,000       713     .30
Radica Games Ltd. (Hong Kong) (1)                        70,000      516   70,000       560     .23
Metromedia International Group, Inc. (USA) (1)           40,000      190   40,000       180     .08
BROADCASTING & PUBLISHING  -  2.95% / 2.74%
Fox Kids Europe NV (United Kingdom) (1)                 200,000    2,555  200,000     2,729
Westwood One, Inc. (USA) (1)                             32,100    2,440   32,100     1,838     .77
APN News & Media Ltd (Australia)                        414,857      912  414,857       845     .35
United Television, Inc. (USA)                             6,000      813    6,000       803     .34
Radio Unica Communications Corp. (USA) (1)               11,400      329   11,400       315     .13
SBS Broadcasting SA (Luxembourg)(1)                      30,000    1,461       -         -
LEISURE & TOURISM  -  2.70% / 2.64%
Station Casinos, Inc. (USA) (1)                              -        -    89,600     2,150     .90
Four Seasons Hotels Inc. (Canada)                        17,000      903   17,000       839     .35
Lions Gate Entertainment Corp. (Canada) (1)             300,000      684  300,000       702
Morton's Restaurant Group, Inc. (USA) (1)                70,000    1,085   45,000       672     .28
Imax Corp. (Canada) (1)                                  20,000      548   20,000       544     .23
Vail Resorts, Inc. (USA) (1)                            113,300    2,032   20,000       344     .14
Corporacion Interamericana de Entretenimiento,          100,000      400  100,000       332     .14
 SA de CV, Class B (Mexico) (1)
Kinepolis Group NV (Belgium)                              3,544      303    3,544       299     .13
CinemaxX AG (Germany) (1)                                12,000      193   12,000       219     .09
Alliance Atlantis Communications Inc., nonvoting,        20,000      166   20,000       181     .08
 Class B  (Canada) (1)
Lions Gate Entertainment Corp., Class A,                    558    1,274       -         -
 convertible preferred (Canada) (1) (3)
Lions Gate Entertainment Corp., warrants,               237,150      216       -         -
 expire 2004 (1) (3)
HEALTH & PERSONAL CARE  -  2.49% / 2.00%
ViroPharma Inc. (USA) (1)                                50,000    1,850   50,000     1,225     .51
Genetronics Biomedical Ltd., warrants (Canada) (1)      250,000      778  250,000       746     .31
Pharmacyclics, Inc. (USA) (1)                            20,000      825   20,000       688     .29
Nobel Biocare AB (Sweden)                                45,100      636   45,100       653     .27
TriPath Imaging, Inc. (USA) (1)                          94,836      391   94,836       622     .26
Aviron (USA) (1)                                         29,200      462   29,200       469     .20
Grupo Casa Autrey, SA de CV (ADR) (Mexico) (1)           44,900      371   44,900       376     .16
Women First HealthCare, Inc. (USA) (1)                  360,000    1,890       -         -
IT CONSULTING & SERVICES  -  2.42% / 1.77%
Baltimore Technologies PLC (United Kingdom) (1)          77,363    6,373   77,363     3,643    1.53
Data Communication System Co., Ltd. (Japan) (1)           3,000      370    3,000       369     .15
Formula Systems (1985) Ltd. (ADR) (Israel) (1)            6,100      256    6,100       214     .09
BEVERAGES & TOBACCO  -  1.93% / 1.73%
Montana Group Ltd. (formerly Corporate                1,250,000    1,3671,250,000     1,340     .56
 Investments Ltd.) (New Zealand)
Shikoku Coca-Cola Bottling Co., Ltd. (Japan)             80,000    1,167   80,000     1,064     .45
Robert Mondavi Corp., Class A (USA) (1)                  13,600      473   13,600       523     .22
Quilmes Industrial SA, nonvoting preferred               45,000      537   45,000       523     .22
 (ADR) (Luxembourg)
Simeon Wines Ltd. (Australia)                           156,140      348  156,140       338     .14
BRL Hardy Ltd. (Australia)                              106,531      514   71,531       332     .14
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)            85,000    1,157       -         -
WIRELESS TELECOMMUNICATION SERVICES
  -  1.86% / 1.60%
Rogers Cantel Mobile Communications Inc.,                50,000    1,821   50,000     1,605     .67
 Class B, restricted voting (Canada) (1)
Tele Centro Oeste Celular Participacoes SA,             300,000    1,950  300,000     1,200     .50
 preferred nominative  (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred             50,000    1,587   50,000     1,000     .42
 nominative  (ADR) (Brazil)
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  1.57% / 1.54%
Highpoint Telecommunications Inc.,                      380,000    2,345  380,000     1,863
 convertible preferred (Canada) (1) (2) (3)
Highpoint Telecommunications Inc. (1)                   130,000      944  130,000       750    1.10
Global Light Telecommunications Inc. (Canada) (1)        81,037    1,003   81,035       871     .37
Western Telecom (France) (1)                             25,000      247   25,000       184     .08
ELECTRICAL & ELECTRONICS  -  1.45% / 1.23%
Kokusai Electric Co., Ltd. (Japan)                      170,000    2,396  170,000     2,360     .99
Maker Communications, Inc.  (USA)(1)                     15,000      641   15,000       345     .14
Finisar Corp. (USA) (1)                                      -        -     1,900       219     .09
ITG Group PLC (Ireland) (1)                              98,029    1,144       -         -
CHEMICALS  -  1.51% / 1.02%
Omni Industries Ltd. (Singapore)                      1,800,000    3,2671,100,000     1,408     .59
OM Group, Inc. (USA)                                     12,000      413   12,000       405     .17
Ionics, Inc. (USA) (1)                                   11,900      335   11,900       317     .13
Cambrex Corp. (USA)                                      10,000      344   10,000       315     .13
HEALTH CARE PROVIDERS & SERVICES
  -  0.38% / 0.79%
Medicis Pharmaceutical Corp., Class A (USA) (1)              -        -    23,800       836     .35
Rhon-Klinikum AG, nonvoting preferred  (Germany)         21,000      748   21,000       772     .32
ICON PLC (ADR) (Ireland) (1)                             20,000      340   20,000       277     .12
APPLIANCES & HOUSEHOLD DURABLES
  -  0.78% / 0.78%
Fisher & Paykel Industries Ltd. (New Zealand)           590,000    2,253  590,000     1,852     .78
REAL ESTATE  -  0.70% / 0.76%
Wiggins Group PLC (United Kingdom) (1)                3,000,000    1,7083,000,000     1,509     .63
Mandamus AB (Sweden)                                     50,000      312   50,000       297     .12
BANKING  -  0.55% / 0.62%
Industrial Finance Corp. of Thailand (Thailand) (1)   2,400,000    1,1852,400,000     1,046     .44
Laurentian Bank of Canada (Canada)                       33,000      405   33,000       430     .18
METALS: NONFERROUS  -  0.65% / 0.59%
Minmet PLC (Ireland) (1) (2)                          5,796,138    1,8735,796,138     1,411     .59
ENERGY SOURCES  -  1.05% / 0.55%
Mitchell Energy & Development Corp.,                     30,300      653   30,300       697     .29
 nonvoting, Class B  (USA)
Cabre Exploration Ltd. (Canada) (1)                      40,000      332   40,000       304     .13
Northrock Resources Ltd. (Canada) (1)                    36,900      245   36,900       204     .09
Premier Oil PLC (United Kingdom) (1)                    430,000      101  430,000       106     .04
Western Oil Sands Inc., $5.00 units (Canada)            430,000    1,487       -         -
 (1) (2) (3)
Western Oil Sands Inc., $7.50 units (1) (2) (3)          43,333      225       -         -
MISCELLANEOUS MATERIALS & COMMODITIES
  -  1.12% / 0.53%
SPARTECH Corp. (USA)                                    100,000    3,225   40,000     1,262     .53
UTILITIES: ELECTRIC & GAS  -  0.43% / 0.51%
International Energy Group Ltd. (United Kingdom)        360,000    1,233  360,000     1,224     .51
FOOD & HOUSEHOLD PRODUCTS  -  0.41% / 0.46%
PT Indofood Sukses Makmur Tbk (Indonesia) (1)           700,000      878  700,000       770     .32
Geest PLC (United Kingdom)                               45,000      298   45,000       325     .14
TRANSPORTATION: AIRLINES  -  0.49% / 0.41%
SkyWest, Inc. (USA)                                      50,000    1,400   40,000       980     .41
TEXTILES & APPAREL  -  0.25% / 0.30%
Esprit Holdings Ltd. (Hong Kong)                        404,010      436  404,010       408     .17
Wolford Group (Austria)                                   7,300      288    7,300       312     .13
INSURANCE  -  0.23% / 0.29%
Independent Insurance Group PLC (United Kingdom)        155,000      674  155,000       690     .29
WHOLESALE & INTERNATIONAL TRADE
  -  0.26% / 0.29%
Li & Fung Ltd. (Hong Kong - Incorporated in Bermuda)    300,000      753  300,000       690     .29
AUTOMOBILES  -  0.27% / 0.28%
Mahindra & Mahindra Ltd. (GDR) (India)                   70,000      780   70,000       674     .28
FINANCIAL SERVICES  -  0.17% / 0.26%
Nissin Co., Ltd. (Japan)                                 12,000      493   12,000       617     .26
EQUITY COMMON TRUSTS  -  0.21% / 0.24%
Atle AB, Class A (Sweden)                                36,800      601   36,800       567     .24
INDUSTRIAL COMPONENTS  -  0.48% / 0.17%
Kiekert AG (Germany)                                     10,000      241   10,000       256     .11
THK Co., Ltd. (Japan)                                     4,000      162    4,000       157     .07
BERU AG (Germany)                                        34,200      981       -         -
BUILDING MATERIALS & COMPONENTS
  -  0.01% / 0.02%
Futuris Corp. Ltd. (Australia)                           29,202       41   29,202        39     .02
MISCELLANEOUS - 4.60% / 4.73%
Other equity securities in initial period                         13,291             11,274    4.73
 of acquisition
                                                               -----------       -----------
TOTAL EQUITY SECURITIES (cost:                                   260,098            214,074   89.82
 $181,759.000, $156,635,000)
                                                               -----------       ----------==========

                                                      Principal         Principal          Percent
                                                        Amount            Amount            Of Net
SHORT TERM SECURITIES                                     (000)             (000)           Assets
-----------------------------------------------       ---------------------------------------------
CORPORATE SHORT TERM NOTES - 6.78% / 6.16%
Associates Corp. of North America 5.71%                      -        -  $   5,00     4,999    2.10
 due 12/1/1999
Wal-Mart Stores, Inc. 5.56% due 12/13/1999 (2)               -        -     4,000     3,992    1.67
Ford Motor Credit Co. 5.32% due 12/8/1999                    -        -     3,000     2,996    1.26
Sony Capital Corp. 5.30% due 12/6/1999 (2)                   -        -     2,700     2,698    1.13
Associates First Capital Corp. 4.00% due 1/3/2000      $   5,62    5,618       -         -
Arco British Ltd. 6.10% due 1/20/2000 (2)                 5,200    5,182       -         -
BMW US Capital Corp. 6.01% due 1/10/2000                  4,800    4,792       -         -
Toyota Motor Credit Corp. 6.25% due 1/13/2000             4,000    3,991       -         -
FEDERAL AGENCY DISCOUNT NOTES
 - 2.99% / 4.45%
Fannie Mae 5.21%-5.30% due 12/17/1999                        -        -     4,935     4,923
Freddie Mac 5.19%-5.75% due 12/16/1999-2/15/2000          8,700    8,645    3,400     3,392
Federal Home Loan Banks 5.36% due 12/10/1999                 -        -     2,300     2,296
NON-U.S. CURRENCY - 0.04% / 0.33%
New Taiwanese Dollar                                  NT$3,206       102NT$3,177        792
                                                               -----------       ------------
TOTAL SHORT-TERM SECURITIES (cost:                                28,330             26,088
 $28,329,000, $26,087,000)
                                                               -----------       -----------
TOTAL INVESTMENT SECURITIES (cost:                               288,428            240,162
 $210,088,000, $182,722,000)
Net cash, receivables and payables                                   374            (1,824)
                                                               -----------       ------------
NET ASSETS                                                      $ 288,802         $  238,33
                                                               ===========       ===========


(1) Non-income-producing security.
(2) Purchased in a private placement
    transaction; resale to the institutional buyers.
(3) Valued under procedures established
 by the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements


American Variable Insurance Series
 Growth Fund Investment Portfolio,
December 31 and November 30, 1999
                                                  December 31,                   November 30,
                                                       1999                                          1999

EQUITY SECURITIES                                      95.49%                                       93.71%

CASH &
EQUIVALENTS                                             4.51%                                       6.29%

                                                     Percent                                      Percent
                                                      Of Net                                       Of Net
Largest Individual Equity Securities                  Assets                                       Assets
---------------------------------------------      ---------                                    ---------
Viacom                                                  5.15%                          Viacom        4.84%
Texas Instruments                                         3.33              Texas Instruments         3.77
Time Warner                                               3.26                    Time Warner         3.17
Applied Materials                                         2.70              Applied Materials         2.61
Solectron                                                 2.58                      Solectron         2.55
KLA-Tencor                                                2.55                     KLA-Tencor         2.42
Cendant                                                   2.43                     NTT Mobile
NTT Mobile Communications Network                         2.05           Communications Networ        2.15
UnitedGlobalCom                                           1.99           Microchip Technology         1.83
Corning                                                   1.98            Computer Associates
                                                                                International         1.74
                                                                                      Cendant         1.73


                                                                  Market                           Market
                                                   Number of       Value            Number of       Value
Equity Securities (common and preferred stocks)       Shares        (000)              Shares        (000)
--------------------------------------------      ----------- -----------        ------------ ------------

ELECTRONIC COMPONENTS  -  23.46%/23.91%
Texas Instruments Inc.                               3,225,00 $    312,42              3,225,0 $    309,802
Solectron Corp.(1)                                   2,542,00      241,80              2,542,0      209,397
Microchip Technology Inc.(1)                         2,365,00      161,85              2,365,0      149,882
Corning Inc.                                         1,437,30      185,32              1,437,3      134,657
Adaptec, Inc.(1)                                     2,286,00      114,01              2,286,0      123,158
Intel Corp.                                          1,546,60      127,30              1,596,6      122,439
Altera Corp.(1)                                      1,750,00       86,73              1,950,0      105,056
Linear Technology Corp.                              1,420,40      101,64              1,450,0      103,041
SCI Systems, Inc.(1)                                 1,213,32       99,72              1,213,3       82,355
Taiwan Semiconductor Manufacturing Co. Ltd.         17,220,00       91,64             17,220,0       80,923
 (Taiwan)(1)
Analog Devices, Inc.(1)                              1,366,66      127,10              1,366,6       78,498
Jabil Circuit, Inc.(1)                               1,100,00       80,30              1,200,0       76,725
Micron Technology, Inc.(1)                           1,125,00       87,46              1,125,0       75,516
PMC-Sierra, Inc.(1)                                    600,00       96,18                600,0       61,838
LSI Logic Corp.(1)                                   1,000,00       67,50              1,000,0       60,438
Quantum Corp. - DLT & Storage Systems                2,900,00       43,86              2,900,0       45,675
 (formerly Quantum Corp.)(1)
Quantum Corp. - Hard Disk Drive(1)                   1,000,00        6,93              1,000,0        6,875
Maxim Integrated Products, Inc.(1)                   1,200,00       56,62                600,0       48,188
Applied Micro Circuits Corp.(1)                        300,00       38,17                300,0       24,937
Cypress Semiconductor Corp.(1)                         850,00       27,51                850,0       23,162
Vitesse Semiconductor Corp.(1)                         400,00       20,97                400,0       18,025
Seagate Technology(1)                                  200,00        9,31                200,0        7,400
Sanmina Corp.(1)                                        75,00        7,49                 75,0        7,209
Newbridge Networks Corp. (Canada)(1)                   300,00        6,76                300,0        6,787


BROADCASTING & PUBLISHING  -  19.16%/18.21%
Viacom Inc., Class B (1)                             7,100,00      429,10              7,100,0      353,225
Viacom Inc., Class A (1)                               878,40       53,08                878,4       43,755
Time Warner Inc.                                     4,212,75      305,16              4,215,1      260,022
AT&T Corp. Liberty Media Group, Class A (1)          3,075,00      174,50              3,200,0      133,800
News Corp. Ltd., preferred (ADR) (Australia)         2,695,70       90,13              2,695,7       83,398
News Corp. Ltd. (ADR)                                1,270,00       48,57              1,270,0       43,498
UnitedGlobalCom, Inc., Class A (formerly United      2,644,50      186,76              1,180,0      122,941
 International Holdings, Inc.)(1)
USA Networks, Inc.(1)                                2,970,00      164,09              2,970,0      118,800
CBS Corp.(1)                                         1,786,75      114,24              1,786,7       92,911
Fox Entertainment Group, Inc., Class A (1)           3,450,00       86,03              3,450,0       79,350
Cablevision Systems Corp., Class A (1)                 600,00       45,30                700,0       47,994
Comcast Corp., Class A, special stock                  550,00       27,80              1,050,0       47,447
BHC Communications, Inc., Class A (1)                  286,18       45,79                286,1       45,218
AMFM Inc. (formerly Chancellor Media Corp.)(1)         185,70       14,53                185,7       13,127
Clear Channel Communications, Inc.(1)                  115,73       10,32                115,7        9,302


DATA PROCESSING & REPRODUCTION  -  12.08%/9.87%
Computer Associates International, Inc.              2,200,00      153,86              2,200,0      143,000
Oracle Corp.(1)                                      1,450,00      162,49              1,650,0      111,891
3Com Corp. (1)                                       3,255,00      152,98              2,730,8      108,720
Microsoft Corp.(1)                                   1,150,00      134,26              1,050,0       95,599
PeopleSoft, Inc.(1)                                  6,025,92      128,42              4,950,0       93,122
Fujitsu Ltd. (Japan)                                 1,880,00       85,73              1,880,0       66,997
Lexmark International Group, Inc., Class A (1)         510,00       46,15                510,0       42,330
Storage Technology Corp.(1)                          1,850,00       34,10              1,850,0       36,538
Gateway, Inc. (formerly Gateway 2000, Inc.)(1)         325,70       23,47                400,0       30,550

Autodesk, Inc.                                         920,00       31,05                920,0       26,967
Vantive Corp.(1)                                          -           -                1,304,1       20,214
Rambus Inc.(1)                                            -           -                  275,0       19,405
Compaq Computer Corp.                                  300,00        8,11                300,0        7,331
Mentor Graphics Corp.(1)                               800,00       10,55                800,0        7,200
Cadence Design Systems, Inc. (1)                     6,700,00      160,800


ELECTRONIC INSTRUMENTS  -  6.92%/6.36%
Applied Materials, Inc.(1)                           2,000,00      253,37              2,200,0      214,362
KLA-Tencor Corp.(1)                                  2,150,00      239,45              2,350,0      198,722
PE Corp.-PE Biosystems Group                           727,80       87,56                727,8       59,407
Teradyne, Inc.(1)                                      950,00       62,70                950,0       41,384
ANTEC Corp.(1)                                         150,00        5,47                150,0        8,400


HEALTH & PERSONAL CARE  -  6.38%/5.57%
AstraZeneca PLC (United Kingdom)                     1,750,00       72,70              1,750,0       78,635
Cardinal Health, Inc.                                2,150,00      102,93              1,478,0       77,318
Amgen Inc.(1)                                          800,00       48,05                800,0       36,450
Pfizer Inc                                           3,300,00      107,04                822,4       29,761
Millennium Pharmaceuticals, Inc.(1)                    300,00       36,60                300,0       29,203
Sepracor Inc.(1)                                       290,40       28,80                290,4       28,205
Guidant Corp.(1)                                       500,00       23,50                500,0       25,000
MedImmune, Inc.(1)                                     200,00       33,17                200,0       24,038
Gilead Sciences, Inc.(1)                               500,00       27,06                500,0       24,000
Omnicare, Inc.                                       1,650,00       19,80              1,650,0       22,378
Forest Laboratories, Inc.(1)                           300,00       18,43                300,0       15,356
Warner-Lambert Co.                                     150,00       12,29                150,0       13,453
PE Corp.-Celera Genomics(1)                            181,95       27,11                181,9       11,145
Novoste Corp.(1)                                       700,00       11,55                700,0       10,544
BioChem Pharma Inc. (Canada)(1)                           -           -                  400,0        9,150
Biogen, Inc.(1)                                        100,00        8,45                100,0        7,306
Inhale Therapeutic Systems, Inc.(1)(2)                 200,00        8,51                200,0        6,125
Genentech, Inc.(1)                                      49,60        6,67                 49,6        4,259
Guilford Pharmaceuticals, Inc.(1)                      200,00        3,40                200,0        2,925
Pharmacia & Upjohn, Inc.                                36,25        1,63                 36,2        1,982


BUSINESS SERVICES  -  5.37%/4.87%
Cendant Corp.(1)                                     8,564,80      227,50              8,564,8      141,855
Federal Express Corp.(1)                             1,400,00       57,31              1,400,0       59,063
Juniper Networks, Inc.(1)                              145,70       49,53                145,7       40,377
Concord EFS, Inc.(1)                                 1,276,35       32,86              1,276,3       33,823
Flextronics International Ltd. (USA -                  600,00       27,60                300,0       24,881
 Incorporated in Singapore)(1)
Allied Waste Industries, Inc.(1)                     2,950,00       25,99              2,850,0       23,156
Robert Half International Inc.(1)                      800,00       22,85                800,0       22,400
Waste Management, Inc.                               1,200,00       20,62              1,200,0       19,500
United Parcel Service, Inc. Class B                    186,20       12,84                186,2       12,301
Avery Dennison Corp.                                   200,00       14,57                200,0       11,875
Paychex, Inc.                                          187,50        7,50                187,5        7,488
Snyder Communications, Inc.(1)                         200,00        3,85                200,0        2,688


ELECTRICAL & ELECTRONICS  -  3.77%/3.51%
NEC Corp. (Japan)                                    4,000,00       95,32              4,000,0       93,916
Telefonaktiebolaget LM Ericsson, Class B             1,240,00       81,45              1,240,0       59,753
 (ADR) (Sweden)
Nortel Networks Corp. (Canada)                         780,00       78,78                780,0       57,720
General Instrument Corp.(1)                            600,00       51,00                600,0       39,300
Nokia Corp., Class A (ADR) (Finland)                   180,00       34,20                180,0       24,874
Lucent Technologies Inc. (formerly Ascend              165,00       12,34                165,0       12,055
 Communications, Inc.)


WIRELESS TELECOMMUNICATION SERVICES
  -  2.36%/2.54%
NTT Mobile Communications Network, Inc. (Japan)          5,00      192,30                  5,0      176,216
Nextel Communications, Inc., Class A(1)                100,00       10,31                200,0       19,825
Crown Castle International Corp.(1)                    550,00       17,66                550,0       11,584
Paging Network, Inc.(1)                              1,500,00        1,21              1,500,0        1,078


BANKING  -  1.74%/2.30%
Sakura Bank, Ltd. (Japan)                            8,000,00       46,35              8,000,0       59,460
Washington Mutual, Inc.                              1,325,00       34,45              1,325,0       38,425
Charter One Financial, Inc.                          1,459,00       27,90              1,359,0       29,473
Fleet Boston Corp. (formerly BankBoston Corp.)         688,94       23,98                688,9       26,051
Wells Fargo & Co.                                      500,00       20,21                500,0       23,250
M&T Bank Corp.                                          25,00       10,35                 25,0       11,750


TRANSPORTATION: AIRLINES  -  1.49%/1.63%
AMR Corp.(1)                                         1,100,00       73,70              1,100,0       66,962
Southwest Airlines Co.                               3,644,76       58,99              3,644,7       59,455
Delta Air Lines, Inc.                                  150,00        7,47                150,0        7,388


LEISURE & TOURISM  -  1.36%/1.59%
Starbucks Corp. (1)                                  2,600,00       63,05              2,600,0       69,063
Carnival Corp.                                       1,184,80       56,64              1,184,8       52,279
go.com (1)                                             341,20        8,12                341,2        9,234


CHEMICALS  -  1.24%/1.54%
Monsanto Co.                                         2,000,00       71,25              2,000,0       84,375
Valspar Corp.                                          750,00       31,40                750,0       29,391
Air Products and Chemicals, Inc.                       400,00       13,42                400,0       12,950


ENERGY SOURCES  -  1.33%/1.46%
Murphy Oil Corp.                                       609,70       34,98                609,7       34,448
Pogo Producing Co.                                   1,599,30       32,78              1,524,3       27,437
EOG Resources, Inc.                                  1,400,00       24,58              1,400,0       25,900
Enterprise Oil PLC (United Kingdom)                  1,700,00       11,57              1,700,0       12,213
Talisman Energy Inc. (Canada)(1)                       400,00       10,20                400,0       10,205
TOTAL FINA SA, Class B (ADR)(formerly TOTAL)           150,00       10,38                150,0        9,919
 (France)


MERCHANDISING  -  1.15%/1.27%
Consolidated Stores Corp.(1)                         2,152,42       34,97              2,152,4       33,901
Sunglass Hut International, Inc.(1)                  2,203,00       24,78              2,203,0       26,987
Limited Inc.                                           550,00       23,82                550,0       23,340
Lowe's Companies, Inc.                                 400,00       23,90                400,0       19,925


HEALTH CARE PROVIDERS & SERVICES
  -  1.25%/1.17%
Columbia/HCA Healthcare Corp.                        2,890,30       84,72              1,468,1       40,006
Quintiles Transnational Corp.(1)                       800,00       14,95              1,800,0       39,712
Universal Health Services, Inc., Class B (1)           500,00       18,00                500,0       16,469


FINANCIAL SERVICES  -  0.97%/1.10%
Capital One Financial Corp.                            685,70       33,04                685,7       31,928
Household International, Inc.                          700,00       26,07                700,0       27,694
Providian Financial Corp.                              200,00       18,21                200,0       15,825
Fannie Mae                                             225,00       14,04                225,0       14,990


BEVERAGES & TOBACCO  -  0.67%/0.77%
Coca-Cola West Japan Co. Ltd. (formerly                800,00       33,66                800,0       32,290
 Kita Kyushu Coca-Cola Bottling Co., Ltd.) (Japan)
Philip Morris Companies Inc.                           655,00       15,18                655,0       17,235
PepsiCo, Inc.                                          400,00       14,10                400,0       13,825


TEXTILES & APPAREL  -  0.69%/0.73%
NIKE, Inc., Class B                                  1,300,00       64,43              1,300,0       59,800


DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  0.54%/0.67%
Teleglobe Inc. (Canada)                              1,535,00       34,83              1,535,0       38,253
MCI WorldCom, Inc.(1)                                  300,00       15,91                200,0       16,537


INSURANCE  -  0.55%/0.61%
XL Capital Ltd. (Bermuda - Incorporated in the         710,00       36,83                710,0       36,210
 Cayman Islands)
MGIC Investment Corp.                                  250,00       15,04                250,0       14,125


MISCELLANEOUS MATERIALS & COMMODITIES
  -  0.47%/0.49%
Sealed Air Corp.(1)                                    850,00       44,04                850,0       39,950


RECREATION & OTHER CONSUMER
 PRODUCTS  -  0.34%/0.44%
Hasbro, Inc.                                         1,675,00       31,93              1,675,0       36,117


FOOD & HOUSEHOLD PRODUCTS  -  0.31%/0.35%
Keebler Foods Co.(1)                                   600,00       16,87                600,0       16,537
Dole Food Co., Inc.                                    750,00       12,18                750,0       12,000


UTILITIES: ELECTRIC & GAS  -  0.14%/0.18%
Questar Corp.                                          850,00       12,75                850,0       14,609


ENERGY EQUIPMENT  -  0.09%/0.11%
Schlumberger Ltd. (Netherlands Antilles)               150,00        8,43                150,0        9,009


MACHINERY & ENGINEERING  -  0.03%/0.04%
Thermo Electron Corp.(1)                               200,00        3,00                200,0        3,000


TRANSPORTATION: RAIL & ROAD  -  0.03%/0.03%
Wisconsin Central Transportation Corp.(1)              200,00        2,68                200,0        2,806


Miscellaneous - 1.60%/2.39%
Other equity securities in initial period                          149,962                          196,489
 of acquisition

                                                             ------------                      ------------
TOTAL EQUITY SECURITIES (cost:                                   8,950,427                        7,691,068
 $4,602,249,000 and $4,462,086,000, respectively)
                                                             ------------                     ------------

                                                   Principal                        Principal
                                                      Amount                           Amount
SHORT-TERM SECURITIES                                   (000)                            (000)
--------------------------------------------     ------------------------        ------------ ------------
CORPORATE SHORT-TERM NOTES - 4.01%/6.59%

Park Avenue Receivables Corp. 5.95%-5.97%         $     45,00       44,92 $               45,0       44,691
 due 1/10-1/11/2000 (2)
PACCAR Financial Corp. 5.47%-5.79% due                  10,00        9,93                 36,0       35,809
 12/20/1999-2/7/2000
BellSouth Capital Funding Corp. 5.67%-5.84%             10,00        9,92                 36,0       35,568
 due 2/10-2/16/2000 (2)
American Express Credit Corp. 5.28%-5.31%                 -           -                   35,6       35,558
 due 12/1-12/17/1999
SBC Communications Inc. 5.67%-5.77%                     21,28       21,23                 35,6       35,285
 due 1/14-2/18/2000 (2)
National Rural Utilities Cooperative Finance Corp       15,00       14,90                 35,0       34,804
 5.30%-5.80% due 12/9/1999-2/7/2000
Pfizer Inc 5.80%-5.93% due 1/19-3/1/2000 (2)            34,30       34,09                 34,3       33,926
International Lease Finance Corp. 5.76%-5.91%           18,72       18,63                 33,2       32,887
 due 2/1-2/3/2000
Kellogg Co. 5.80% due 3/8/2000 (2)                      17,50       17,31                 33,0       32,475
Motiva Enterprises LLC 5.90% due 1/27/2000              30,00       29,86                 30,0       29,718
Procter & Gamble Co. 5.87%-5.90% due 2/4/2000             -           -                   27,3       27,007
General Electric Capital Corp. 5.84% due 1/20/200       26,00       25,91                 26,0       25,784
Fortune Brands Inc. 5.90%-6.08% due                     37,60       37,44                 20,0       19,818
 1/24-1/25/2000 (2)
Eastman Kodak Co. 5.67% due 1/28/2000                   20,00       19,90                 20,0       19,809
Minnesota Mining & Manufacturing Co.                    20,00       19,82                 20,0       19,729
 5.84% due 2/22/2000
Halliburton Co. 5.27%-5.28% due 12/8-12/10/1999           -           -                   19,0       19,065
Bestfoods 5.30%-5.47% due 12/10-12/21/1999 (2)            -           -                   18,8       18,760
Monsanto Co. 5.32% due 12/14/1999                         -           -                   15,0       14,969
Lucent Technologies Inc. 5.75%-6.00%                    25,00       24,76                 15,0       14,794
 due 2/23-3/2/2000
Equilon Enterprises, LLC 5.87% due 2/3/2000             10,40       10,34                 10,4       10,288
Associates First Capital Corp. 4.00% due 1/3/2000       14,80       14,79                  -           -
Scripps (E.W.) Co. 6.02% due 3/16/2000 (2)              11,50       11,35                  -           -
Anheuser Busch Co. 6.05% due 2/11/2000                   5,60        5,56                  -           -
Duke Energy Corp. 6.08% due 2/18/2000                    3,90        3,86                  -           -
Avon Capital Corp. 6.70% due 1/6/2000 (2)                1,10        1,09                  -           -


FEDERAL AGENCY DISCOUNT NOTES - 0.48%/0.33%

Freddie Mac 5.20%-5.94% due 12/13/1999-2/15/2000        34,95       34,69               27,100       26,862
Fannie Mae 5.67% due 2/24/2000                          10,00        9,91                  -           -


NON-U.S. CURRENCY - 0.04%/0.05%

New Taiwanese Dollar                              NT$126,350         4,02          NT$125,305         3,965
                                                             ------------                      ------------
TOTAL SHORT-TERM SECURITIES (cost:                                 424,359                          571,571
 $424,141,000 and $571,404,000, respectively)
                                                             ------------                      ------------
TOTAL INVESTMENT SECURITIES (cost:                               9,374,786                        8,262,639
 $5,026,390,000 and $5,033,490,000, respectively)
Net cash, receivables and payables                                  (2,012)                         (55,659)
                                                             ------------                      ------------
NET ASSETS                                                    $  9,372,774                     $  8,206,980
                                                             =============                    =============


(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements


American Variable Insurance Series
 International Fund
Investment Portfolio
                                                                            <c.
Where the Fund's Assets Are Invested
                                                                 Dec. 31, 1999                  Nov. 30, 1999

                                                                 Percent of                     Percent of
                                                                 Net Assets                     Net Assets
                                                                   --------                       --------
EUROPE                                                                48.73%                         49.33%
ASIA/PACIFIC                                                          35.06%                         34.86%
THE AMERICAS                                                           8.57%                          8.76%
OTHER COUNTRIES                                                        1.89%                          1.75%
CASH & EQUIVALENTS                                                     5.75%                          5.30%




Largest Individual Stocks


                                                                 Dec. 31, 1999                  Nov. 30, 1999
Mannesmann                                                             3.55%          Nokia           3.35%
Nokia                                                                  3.37%Telefonos de Mex          2.49%
Rohm                                                                   2.59%     Telefonica           2.28%
Telefonos de Mexico                                                    2.58%         Orange           2.20%
Telefonica                                                             2.36%     Mannesmann           2.13%
Sony                                                                   2.24%           Rohm           2.02%
Mediaset                                                               2.04%Telefonaktiebola          1.97%
Telefonaktiebolaget LM Ericsson                                        2.04%    LM Ericsson
Deutsche Telekom                                                       1.97%    AstraZeneca           1.96%
Murata Manufacturing                                                   1.83%Samsung Electro           1.88%
                                                                                  Mechanics
                                                                            Deutsche Telekom          1.86%


                                                    Dec. 31, 1999               Nov. 30, 1999

                                                                     Market                         Market
                                                     Number of        Value       Number of          Value
Stocks (common and preferred)                           Shares        (000)          Shares           (000)
--------------------------------------------          --------     --------        --------       --------

BROADCASTING & PUBLISHING
  -  17.89%/15.45%
Mediaset SpA (Italy)                                   5,967,00      $92,095       5,967,000        $68,164
United Pan-Europe Communications NV                      600,00        76,65         600,000         58,910
 (Netherlands) (1)
CANAL + (France)                                         497,67        72,34         497,672         41,145
Flextech PLC (United Kingdom) (1)                      2,250,00        42,74       2,250,000         38,953
Metropole Television (France)                            106,00        52,46         106,000         34,905
Fuji Television Network Inc. (Japan) (1)                   4,13        56,62           3,733         34,728
Television Broadcasts Ltd. (Hong Kong)                 5,089,30        34,70       5,089,300         33,094
KirchMedia GmbH & Co. KGaA (Germany)                     675,51        29,79         675,511         29,825
 (1) (2) (3)
British Sky Broadcasting Group PLC                     2,200,00        35,53       2,200,000         29,163
 (United Kingdom) (1)
Television Francaise 1 SA (France)                        80,00        41,85          80,000         29,002
Seat Pagine Gialle SpA (Italy)                        20,000,00        43,90      20,000,000         23,161
Austar United Communications Ltd.                      6,508,20        26,06       5,898,200         21,781
 (Australia) (1)
Sogecable, SA (Spain) (1)                                660,10        42,10         660,100         20,866
Nippon Television Network Corp. (Japan)                   21,00        24,66          21,000         20,074
News Corp. Ltd. (ADR) (Australia)                        362,00        13,84         362,000         12,399
News Corp. Ltd., preferred (ADR)                         181,00         6,05         181,000          5,600
News Corp. Ltd., preferred                               201,48         1,72         201,480          1,568
ProSieben Media AG (Germany)                             400,00        23,21         400,000         18,617
Grupo Televisa, SA (ADR)(Mexico) (1)                     360,00        24,57         360,000         17,573
Publishing & Broadcasting Ltd. (Australia)             2,350,00        17,94       2,350,000         15,471
Modern Times Group MTG AB, Class B                        61,00        16,16          61,000         10,500
 (ADR) (Sweden) (1)
Modern Times Group MTG AB, Class A (1)                   101,60         5,01         101,600          3,131
Axel Springer Verlag AG (Germany)                         10,00        11,87          10,000         10,070
SBS Broadcasting  SA (Luxembourg) (1)                    158,80         7,73         158,800          6,431
Fox Kids Europe NV (Netherlands) (1)                     430,00         5,49         430,000          5,867
Societe Europeenne des Satellites, SA,                     --           --             8,908          1,121
 Class A (FDR) (Luxembourg)
Primedia Ltd., units (South Africa)                      391,63           50         391,631            399
Primedia Ltd., units,  Class N                           179,63           22         179,635            180

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  12.40%/12.09%
Telefonos de Mexico, SA de CV, Class L                 1,032,00       116,10       1,032,000         95,525
 (ADR) (Mexico)
Telefonica, SA (Spain) (1)                             3,121,20        77,87       3,121,200         64,744
Telefonica, SA (ADR)(1)                                  362,93        28,60         362,931         22,547
Deutsche Telekom AG (Germany)                          1,245,71        88,60       1,245,712         71,314
Telecom Italia SpA, nonconvertible savings             7,884,16        48,01       7,884,165         42,484
 (Italy)
Telecom Italia SpA                                       345,00         4,84         345,000          3,773
Swisscom AG (Switzerland)                                121,49        49,14         121,494         41,234
Nippon Telegraph and Telephone Corp.                       1,85        31,68           1,850         33,328
 (Japan)
Korea Telecom Corp. (ADR) (South Korea)                  617,90        46,18         617,900         32,749
Videsh Sanchar Nigam Ltd. (GDR) (India)                  838,60        20,79         838,600         19,288
Philippine Long Distance Telephone Co.                   205,00         5,22         205,000          4,210
 (Philippines)
Philippine Long Distance Telephone Co.,                   80,00         3,81          80,000          3,260
 convertible preferred (GDR)
Philippine Long Distance Telephone Co. (ADR)             154,00         3,98         154,000          3,157
Telefonica de Argentina SA, Class B (ADR)                350,00        10,80         280,000          7,368
 (Argentina)
Bayan Telecommunications Holdings Corp.,                 150,00         7,08         150,000          6,959
 convertible preferred (Philippines) (1) (2) (3)
Bayan Telecommunications Holdings Corp.                   30,30            7          30,308             74
 (1) (2) (3)
Bayan Telecommunications Holdings Corp.,                  20,27            5          20,279             50
 Class A (1) (2) (3)
Bayan Telecomunications Holdings Corp.,                    6,62            1           6,622             16
 Class B (1) (2) (3)
Koninklijke PTT Nederland NV (Netherlands)               117,68        11,47         117,683          6,553
Telstra Corp. Ltd. (Australia)                           700,00         3,80         700,000          4,083
Perusahaan Perseroan (Persero) PT Indonesian               --           --           350,300            491
 Satellite Corp. (Indonesia)
Perusahaan Perseroan (Persero) PT                          --           --            20,000            278

Compania de Telecomunicaciones de                         26,17           47          26,170            481
 Chile SA (ADR) (Chile)

ELECTRICAL & ELECTRONICS  -  9.47%/9.52%
Nokia Corp. (Finland)                                    838,00       151,74         908,000        128,558
Telefonaktiebolaget LM Ericsson, Class B (Sweden)      1,018,70        65,51       1,157,200         56,138
Telefonaktiebolaget LM Ericsson, Class B (ADR)           400,00        26,27         400,000         19,275
Chartered Semiconductor Manufacturing Ltd                650,80        47,50         650,800         34,655
 (ADR) (Singapore) (1)
NEC Corp. (Japan)                                      1,414,00        33,69       1,414,000         33,199
Toshiba Corp. (Japan)                                  4,230,00        32,29       4,230,000         31,273
Nortel Networks Corp. (Canada)                           300,00        30,30         400,000         29,600
Hitachi, Ltd. (Japan)                                  1,970,00        31,61       1,970,000         27,345
Premier Farnell PLC (United Kingdom)                   1,000,00         7,44       1,000,000          5,428


ELECTRONIC COMPONENTS  -  9.13%/9.08%
Rohm Co., Ltd. (Japan)                                   284,00       116,73         284,000         77,388
Samsung Electro-Mechanics Co. (South Korea) (1)          927,73        61,71         927,730         72,041
Murata Manufacturing Co., Ltd. (Japan)                   351,00        82,44         411,000         68,460
Taiwan Semiconductor Manufacturing Co. Ltd.           13,393,50        71,27      13,393,500         62,941
 (Taiwan) (1)
Hirose Electric Co., Ltd. (Japan)                        111,00        24,88         111,000         18,631
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)       1,960,00        14,61       1,960,000         14,018
Hoya Corp. (Japan)                                       175,00        13,78         175,000         12,749
Samsung Electronics Co., Ltd. (South Korea)               53,60        12,56          53,600         11,099
ATI Technologies Inc. (Canada) (1)                     1,000,00        13,20       1,000,000         10,958

WIRELESS TELECOMMUNICATION SERVICES
  -  8.05%/8.81%
Mannesmann AG (fomerly Orange PLC)  (Germany)            271,10        65,32       2,809,400         84,462
Mannesmann AG (ADR)                                      390,00        94,77         390,000         81,900
DDI Corp. (Japan)                                          2,60        35,62           2,600         36,090
China Telecom (Hong Kong) Ltd. (ADR)                     314,60        40,44         314,600         33,072
 (People's Republic of China) (1)
NTT Mobile Communications Network, Inc. (Japan)              81        31,34             815         28,723
Vodafone Airtouch PLC (formerly Vodafone               6,000,00        29,56       6,000,000         28,280
 Group PLC)  (United Kingdom)
Telecom Italia Mobile SpA (Italy)                      2,000,00        22,25       2,000,000         15,604
Telecom Italia Mobile SpA, savings                     1,312,80         6,23       1,312,800          5,074
SK Telecom Co., Ltd. (South Korea)                         3,26        11,72           3,269          7,556
SK Telecom Co., Ltd. (ADR)                               285,79        10,96         277,470          6,573
Partner Communications Co. Ltd. (ADR)                    370,20         9,57         370,200          6,941
 (Israel) (1)
TELECEL - Comunicacoes Pessoais, SA (Portugal)           282,00         4,91         282,000          3,731

BANKING  -  4.16%/4.74%
ABN AMRO Holding NV (Netherlands)                      1,937,24        48,33       1,937,245         47,151
Banque Nationale de Paris (France)                       395,35        36,43         395,350         36,229
Banque Nationale de Paris, guaranteed                     53,95           24          53,950            231
 value certificates, expire 2002 (1)
DBS Group Holdings Ltd. (formerly  Development         1,628,20        26,71       1,628,200         21,128
 Bank of Singapore Ltd.) (Singapore)
Bank of Nova Scotia (Canada)                             975,00        20,93         975,000         21,037
Westpac Banking Corp. (Australia)                      2,400,23        16,55       2,400,238         16,176
Sakura Bank, Ltd. (Japan)                              1,870,00        10,83       1,720,000         12,784
Bank of Scotland (United Kingdom)                        711,63         8,26         711,635          8,468
Bangkok Bank PCL (Thailand) (1)                        3,500,00         8,87       3,500,000          7,496
Fuji Bank, Ltd. (Japan)                                  470,00         4,56         470,000          5,654
Commonwealth Bank of Australia (Australia)               245,00         4,21         245,000          4,046
Standard Chartered Bank (United Kingdom)                 101,63         1,57         101,630          1,374

BUSINESS SERVICES  -  4.62%/4.33%
Terra Networks, SA (Spain) (1)                         1,421,30        77,56       1,421,300         48,963
Adecco SA (Switzerland) (1)                               50,00        38,94          50,000         31,959
Brambles Industries Ltd. (Australia)                     925,68        25,59         925,682         25,429
Aegis Group PLC (United Kingdom)                       7,350,00        26,71       7,350,000         21,121
TNT Post Groep (Netherlands)                             643,19        18,40         643,198         16,452
Rentokil Initial PLC (United Kingdom)                  3,144,10        11,47       3,144,100         12,047
Vivendi SA (France)                                       88,14         7,95          88,147          7,057
Zhejiang Expressway Co. Ltd., Class H                 10,298,00         1,56      10,298,000          1,658
 (People's Republic of China)
ecorp Ltd. (Australia) (1)                                 --           --           805,300          1,338
Metropolis Transactive Holdings Ltd.                      58,76            1          58,765              8
 (South Africa) (1)

MERCHANDISING  -  3.00%/3.98%
Dixons Group PLC (United Kingdom)                      2,800,10        67,39       2,800,100         59,624
EM.TV & Merchandising AG (Germany)                       389,80        25,09         350,000         27,315
EM.TV & Merchandising AG (1)                              70,20         4,52          70,200          5,302
Carrefour SA (France)                                      --           --            88,000         15,331
Cifra, SA de CV, Class C (Mexico) (1)                  6,000,00        11,44       6,000,000         10,555
Cifra, SA de CV, Class V (1)                               --           --         2,467,300          4,613
Ito-Yokado Co., Ltd. (Japan)                             135,00        14,66         135,000         14,619
Kingfisher PLC (United Kingdom)                          557,22         6,16         557,224          5,186
Koninklijke Ahold NV (Netherlands)                         --           --           145,000          4,616
Loblaw Companies Ltd. (Canada)                           150,00         3,65         150,000          3,511
Coles Myer Ltd. (Australia)                              400,61         2,06         400,618          2,041

HEALTH & PERSONAL CARE  -  2.84%/3.57%
AstraZeneca PLC (United Kingdom)                       1,677,05        70,65       1,677,054         75,049
Fujisawa Pharmaceutical Co. Ltd. (Japan)               1,829,00        44,39       1,829,000         49,605
Elan Corp., PLC (ADR) (Ireland) (1)                      332,80         9,81         332,800          9,110
SmithKline Beecham PLC (ADR) (United Kingdom)             50,00         3,22          50,000          3,325

APPLIANCES & HOUSEHOLD DURABLES
  -  3.06%/2.59%
Sony Corp. (Japan)                                       340,00       100,82         340,000         63,260
Koninklijke Philips Electronics NV (Netherlands)         240,20        32,62         240,200         29,231
THOMSON multimedia (France) (1)                           78,40         4,22         156,700          6,785

AUTOMOBILES  -  1.74%/2.28%
Bayerische Motoren Werke AG (Germany)                  1,144,00        34,87       1,622,400         43,295
Suzuki Motor Corp. (Japan)                             1,700,00        24,80       1,700,000         25,087
Honda Motor Co., Ltd. (Japan)                            504,00        18,74         461,000         19,061

RECREATION & OTHER CONSUMER PRODUCTS
  -  1.59%/1.94%
Nintendo Co., Ltd. (Japan)                               210,00        34,89         210,000         35,165
Sony Music Entertainment (Japan) Inc. (Japan) (3)         90,00        22,28          90,000         13,999
EMI Group PLC (United Kingdom)                         1,500,00        14,53       1,500,000         12,359
Square Co., Ltd. (Japan)                                   --           --           108,600          6,628
edel music AG (Germany) (1)                                --           --           160,000          6,187

ENERGY SOURCES  -  1.57%/1.62%
Broken Hill Proprietary Co. Ltd. (Australia)           3,611,61        47,42       3,611,615         39,660
TOTAL FINA SA, Class B (formerly Elf Aquitaine)           48,94         6,52          48,944          6,511
 (France)
TOTAL FINA SA, Class B  (ADR) (formerly TOTAL)            55,00         3,80          55,000          3,637
Woodside Petroleum Ltd. (Australia)                      600,00         4,43         600,000          4,279
"Shell" Transport and Trading Co., PLC,                   90,00         4,43          90,000          4,106
 New York registered (United Kingdom)
Norsk Hydro AS (Norway)                                  100,00         4,18         100,000          3,907

MULTI-INDUSTRY  -  1.35%/1.44%
Orkla AS, Class A (Norway)                             2,097,94        36,06       2,097,942         32,270
Lend Lease Corp. Ltd. (Australia)                        962,63        13,48         962,630         12,289
Preussag AG (Germany)                                    160,02         8,90         160,029          8,032
Benpres Holdings Corp. (GDR) (Philippines) (1)           771,10         2,22         956,000          2,868

AEROSPACE & MILITARY TECHNOLOGY  -  1.27%/1.44%
Bombardier Inc., Class B (Canada)                      2,787,80        57,16       2,787,800         55,234

DATA PROCESSING & REPRODUCTION  -  1.77%/1.44%
Fujitsu Ltd. (Japan)                                   1,070,00        48,79       1,070,000         38,132
BCE Inc. (Canada) (1)                                    575,00        30,81         575,000         17,069


BUILDING MATERIALS & COMPONENTS  -  1.22%/1.27%
Cemex, SA de CV, (ADR) (Mexico)                        1,472,61        41,04       1,472,613         36,171
Holderbank Financiere Glaris Ltd. (Switzerland)           10,00        13,69          10,000         12,526

FOOD & HOUSEHOLD PRODUCTS  -  0.80%/1.21%
Nestle SA (Switzerland)                                    9,75        17,86           9,752         17,541
Cadbury Schweppes PLC (United Kingdom)                   703,25         4,22       2,000,000         12,612
Reckitt Benckiser (formerly Reckitt & Coleman            876,37         8,22         876,375         10,532
 PLC )(United Kingdom)
Groupe Danone (France)                                    25,00         5,88          25,000          5,798

FOREST PRODUCTS & PAPER  -  0.94%/0.93%
UPM-Kymmene Corp. (Finland)                              945,00        38,02         945,000         31,594
Kimberly-Clark de Mexico, SA de CV (Mexico)            1,100,00         4,27       1,100,000          4,130

IT CONSULTING & SERVICES  -  1.10%/0.92%
Check Point Software Technologies Ltd.                   250,00        49,68         250,000         35,406
 (Israel) (1)

METALS: STEEL  -  0.60%/0.81%
Kawasaki Steel Corp. (Japan)                          15,125,00        27,08      15,125,000         31,268

BEVERAGES & TOBACCO  -  0.71%/0.79%
South African Breweries PLC (United Kingdom) (1)       2,833,37        28,87       2,833,372         26,602
Panamerican Beverages, Inc., Class A                      72,60         1,49          72,600          1,361
 (Multinational-Incorporated in Panama)
Coca-Cola Amatil Ltd. (Australia)                         91,60           25         408,415          1,282
Coca-Cola Beverages PLC (United Kingdom) (1)             635,93         1,21         635,937          1,249

UTILITIES: ELECTRIC & GAS  -  0.63%/0.77%
Cia. Energetica de Minas Gerais - CEMIG,                 826,60        18,49         826,600         15,499
 preferred nominative (ADR) (Brazil)
Cia. Energetica de Minas Gerais - CEMIG,             114,074,04         1,55     131,519,048          1,574
 ordinary nominative
Manilla Electric Co., Class A (GDR)                      510,00         6,04         510,000          5,596
 (Philippines)  (2) (3)
Cia. Paranaense de Energia - COPEL,                       69,62           64         480,373          3,693
 Class B, preferred nominative (ADR) (Brazil)
Cia. Paranaense de Energia - COPEL,                        --           --       328,207,800          1,608
 ordinary nominative
Scottish Power PLC (United Kingdom)                      200,00         1,47         200,000          1,772

MACHINERY & ENGINEERING  -  0.70%/0.76%
GKN PLC (United Kingdom)                                 621,80        10,18         621,808          9,748
Metso Oyj (formerly Valmet Oy) (Finland) (1)             830,00        10,77         830,000          8,985
Mitsubishi Heavy Industries, Ltd. (Japan)              2,500,00         8,34       2,500,000          8,146
Kvaerner ASA, Class A (Norway) (1)                       112,00         2,35         112,000          2,112

CONSTRUCTION & HOUSING  -  0.47%/0.55%
YTL Corp. Bhd. (Malaysia)                             12,000,00        19,10      10,000,000         16,316
YTL Corp. Bhd.,  Class A (1)                               --           --         2,000,000          3,079
YTL Corp. Bhd., warrants, expire 2009 (1)              3,000,00         2,01       3,000,000          1,682

INSURANCE  -  0.48%/0.50%
Royal & Sun Alliance Insurance Group PLC               1,624,00        11,74       1,624,006         10,071
 (United Kingdom)
ING Groep NV (Netherlands)                               100,00         6,03         100,000          5,624
AEGON NV (Netherlands)                                    40,00         3,85          40,000          3,625

GOLD MINES  -  0.32%/0.37%
Anglogold Ltd. (South Africa)                            275,00        14,17         275,000         14,023

LEISURE & TOURISM  -  0.33%/0.35%
Granada Group PLC (United Kingdom)                     1,100,00        11,10       1,100,000          9,500
Mandarin Oriental International Ltd. (Singapore)       5,196,21         3,63       5,742,218          4,048

INDUSTRIAL COMPONENTS  -  0.19%/0.22%
Bridgestone Corp. (Japan)                                175,00         3,85         175,000          4,341
Valeo (France)                                            50,00         3,85          50,000          3,348
Minebea Co., Ltd. (Japan)                                 60,00         1,02          60,000            941

REAL ESTATE  -  0.17%/0.18%
Cheung Kong (Holdings) Ltd. (Hong Kong)                  500,00         6,35         500,000          5,617
Mitsui Fudosan Co., Ltd. (Japan)                         159,00         1,07         159,000          1,273

TRANSPORTATION: SHIPPING  -  0.13%/0.13%
Stolt-Nielsen SA, Class B (ADR) (Multinational)          327,00         5,72         327,000          4,864

METALS: NONFERROUS  -  0.10%/0.10%
Pechiney, Class A (France)                                65,00         4,63          65,000          3,767

MISCELLANEOUS - 0.97%/0.04%
Other equity stocks in initial period                                  43,486                         1,620
 of acquisition
                                                                 ----------                     ----------
TOTAL STOCKS (cost: $2,020,509,000                                  4,223,280                     3,615,629
 and $2,032,783,000 respectively)
                                                                 ----------                     ----------

                                                     Principal                    Principal
                                                        Amount                       Amount
Convertible Debentures                                    (000)                        (000)
--------------------------------------------          --------                     --------

BROADCASTING & PUBLISHING  -  0.19%/0.22%
United News & Media PLC 6.125% 2003                    #4,500           8,44         #4,500           8,311

ELECTRONIC COMPONENTS  -  0.15%/0.12%
Acer Peripherals Inc. 1.25% 2006 (2)                   $2,000           6,70         $2,000           4,700

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.13%/0.11%
COLT Telecom Group PLC 2.00% 2006                   EURO2,400           5,85      EURO2,400           4,260

ENERGY SOURCES  -  0.00%/0.03%
Zhenhai Refining Chemical Co. Ltd. 3.00%                   --           --             $950             978
 2003 (2)

ELECTRICAL & ELECTRONIC - 0.02%/0.00%
Elektrim SA 3.75% 2004                                 $1,000             86            --             --
                                                                 ----------                     ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                    21,866                        18,249
 $14,279,000 and $14,380,000 respectively)
                                                                 ----------                     ----------
TOTAL EQUITY SECURITIES  (cost:                                     4,245,146                     3,633,878
 $2,034,788,000 and $2,047,163,000 respectively)
                                                                 ----------                     ----------



Short-Term Securities
--------------------------------------------
CORPORATE SHORT-TERM NOTES - 5.67%/4.64%
Reed Elsevier Inc. 5.87%-6.00% due 1/24/2000 (2)          31,00        30,87          31,000         30,723
Arco British Ltd. 5.35%-5.70% due                          --           --            24,700         24,680
 12/2-12/7/1999 (2)
Asset Securitization Corp. 5.85%-5.93%                    22,90        22,73          22,900         22,614
 due 2/8-2/23/2000 (2)
Xerox Capital (Europe) PLC 5.30%-5.70%                     --           --            22,150         22,123
 due 12/1-12/16/1999
Lloyds TSB Group PLC 5.36%-5.90% due                      10,00         9,96          20,000         19,881
 12/20/1999-1/24/2000
Spintab AB 5.85%-5.975% 2/17-4/17/2000                    24,50        24,25          19,500         19,245
Diageo Capital PLC 5.95% due 1/18-1/19/2000 (2)           15,67        15,62          15,670         15,544
Telstra Corp. Ltd. 5.40%-5.95% due                         6,48         6,37          13,392         13,366
 12/13/1999-4/17/2000
ANZ (Delaware) Inc. 5.32% due 12/7/1999                    --           --            10,000          9,990
KfW International Finance Inc. 5.92%-6.05%                34,50        34,251
 due 2/3-3/28/2000
Glaxo Wellcome PLC 6.00% due 2/2-2/4/2000 (2)             30,00        29,833
DaimlerChrysler AG 5.95% due 2/4/2000                     15,50        15,410
Toyota Motor Credit Corp. 6.00% due 1/10/2000             13,80        13,777
UBS Finance (Delaware) Inc. 4.25% due 1/3/2000            13,40        13,395
American Honda Finance Corp. 6.02%                        10,00         9,931
 due 2/10/2000
Sara Lee Corp 5.87% due 1/6/2000                           9,30         9,291
Toronto-Dominion Holdings Inc. 5.90%                       9,00         8,949
 due 2/4/2000
Anheuser-Busch Companies, Inc. 6.05%                       5,80         5,759
 due 2/11/2000
BMW US Capital Corp. 4.00% due 1/4/2000                    3,00         2,999
National Rural Utilities Cooperative Finance Corp.         1,80         1,781
 5.98% due 3/7/2000


FEDERAL AGENCY DISCOUNT NOTES - 0.00%/0.45%
Freddie Mac 5.27%-5.41% due 12/17-12/30/1999               --           --            17,304         17,247

NON U.S. CURRENCY  - 0.05%/0.06%

New Taiwanese Dollar                                NT$74,768           2,38      NT$74,090           2,345
                                                                 ----------                     ----------
TOTAL SHORT-TERM SECURITIES (cost:                                    257,580                       197,758
 $257,375,000 and $197,573,000 respectively)
                                                                 ----------                     ----------
TOTAL INVESTMENT SECURITIES (cost:                                  4,502,726                     3,831,636
 $2,292,163,000 and $2,244,736,000 respectively)
Net cash, receivables and payables                                      1,209                         5,644
                                                                 ----------                     ----------
NET ASSETS                                                        $4,503,935                     $3,837,280
                                                                 ==========                     ==========



(1) Non-income-producing security.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.




ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements


American Variable Insurance Series New World Fund
Investment Portfolio, December 31 and November 30, 1999
                                                     Dec. 31, 1999     Nov. 30, 1999
Where the Fund's Assets Are Invested

Asia/Pacific                                                26.88%             27.94%
The Americas                                                 27.11              27.56
Europe                                                       16.57              18.46
Other Countries                                               6.08               6.58
Cash & Equivalent                                            23.36              19.46


Largest Individual Equity Securities
                                                     Dec. 31, 1999                   Nov. 30, 1999
Samsung Electro-Mechanics                                    2.87   Samsung Electro-       4.30
Check Point Software Technologies                            2.10          Mechanics
Telefonos de Mexico                                          2.06 Telefonos de Mexico      2.18
DBS Group Holdings                                           1.92   ABN AMRO Holding       2.16
Hon Hai Precision Industry                                   1.89 DBS Group Holdings       1.95
Migros Turk                                                  1.82    Fuji Photo Film       1.95
ABN AMRO Holding                                             1.73 Check Point Softwar      1.91
Magyar Tavkozlesi                                            1.56       Technologies
Tele Sudeste Celular Participacoes                           1.49      Avon Products       1.90
Unibanco-Uniao de Bancos Brasileiros                         1.46  Hon Hai Precision       1.77
                                                                            Industry
                                                                           Carrefour       1.69
                                                                   Magyar Tavkozlesi       1.67


                                                     Dec. 31, 1999                   Nov. 30, 1999


                                                                              Market                Market
                                                        Number of              Value  Number of      Value
EQUITY SECURITIES (common and preferred stocks)            Shares               (000)    Shares       (000)
--------------------------------------------             --------           --------   --------   --------
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  11.26%/10.82%
Telefonos de Mexico, SA de CV, Class L                       15,30                1,7     15,300      1,416
 (ADR) (Mexico)
Magyar Tavkozlesi Rt. (ADR) (Hungary)                        36,10                1,3     36,100      1,090
Korea Telecom Corp. (ADR) (South Korea)                      14,00                1,0     14,000        742
Nortel Inversora SA, preferred, Class B                      38,00                  7     38,000        712
 (ADR) (Argentina)
Philippine Long Distance Telephone Co. (Philippines)         30,80                  7     30,800        633
Global TeleSystems Group, Inc. (USA) (1)                     18,10                  6     18,100        578
Compania Anonima Nacional Telefonos                          23,00                  5     23,000        551
 de Venezuela (CANTV), Class D (ADR) (Venezuela)
Videsh Sanchar Nigam Ltd. (GDR) (India)                      22,00                  5     22,000        506
Mahanagar Telephone Nigam Ltd. (GDR) (India)                 52,00                  5     52,000        461
Telecom Argentina STET-France Telecom SA,                    12,00                  4     12,000        353
 Class B (ADR) (Argentina)
Telefonica de Argentina SA, Class B (Argentina)             175,00                  5        --         --
Telefonica de Argentina SA, Class B (ADR)                    17,00                  5        --         --

ELECTRONIC COMPONENTS  -  6.77%/8.18%
Samsung Electro-Mechanics Co. (South Korea) (1)              36,00                2,3     36,000      2,796
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)            211,00                1,5    161,000      1,151
Samsung Electronics Co., Ltd. (South Korea)                   4,90                1,1      4,400        911
Venture Manufacturing (Singapore) Ltd (Singapore)            46,00                  5     46,000        466

BANKING  -  9.17%/7.06%
ABN AMRO Holding NV (Netherlands)                            57,70                1,4     57,703      1,404
DBS Group Holdings Ltd. (Singapore)                          97,69                1,6     97,692      1,268
Yapi ve Kredi Bankasi AS (Turkey)                        38,317,00                1,1 38,317,000        703
Unibanco-Uniao de Bancos Brasileiros SA,                     40,40                1,2     29,400        693
 units (GDR) (Brazil)
Wielkopolski Bank Kredytowy SA (Poland)                      48,00                  3     48,000        268
Bangkok Bank PCL (Thailand) (1)                             120,00                  3    120,000        257
Kookmin Bank (South Korea)                                   40,00                  6        --         --
Shinhan Bank (South Korea)                                   45,00                  4        --         --
Standard Chartered PLC (United Kingdom)                      30,00                  4        --         --

HEALTH & PERSONAL CARE  -  3.81%/5.04%
Avon Products, Inc. (USA)                                    34,00                1,1     34,000      1,239
AstraZeneca PLC (United Kingdom)                             19,10                  8     19,100        854
PLIVA d.d. (GDR) (Croatia)                                   50,00                  6     50,000        607
Kimberly-Clark Corp. (USA)                                    9,10                  5      9,100        581

ELECTRICAL & ELECTRONICS  -  3.89%/3.98%
ECI Telecom Ltd. (Israel)                                    33,00                1,0     33,000        827
Telefonaktiebolaget LM Ericsson, Class B (Sweden)            13,20                  8     13,200        640
Trigem Computer Inc. (South Korea)                            6,40                  7      6,400        635
Elektrim SA (Poland) (1)                                     65,00                  6     65,000        486

MULTI-INDUSTRY  -  3.03%/3.27%
Orkla AS, Class A (Norway)                                   41,14                  7     41,142        633
Anglo American PLC (United Kingdom)                          10,00                  6     10,000        586
First Pacific Co. Ltd. (Hong Kong)                        1,039,00                  8  1,039,000        562
Benpres Holdings Corp. (Philippines) (1)                  2,435,00                  3  2,435,000        345

MERCHANDISING  -  1.82%/3.17%
Carrefour SA (France)                                         --                 --        6,300      1,098
Migros Turk TAS (Turkey)                                  2,355,00                1,5  2,355,000        966

WIRELESS TELECOMMUNICATION SERVICES
  -  3.23%/2.83%
China Telecom (Hong Kong) Ltd. (People's Republic           120,00                  7    120,000        644
 of China) (1)
Tele Sudeste Celular Participacoes SA,                       30,00                1,1     30,000        617
 preferred nominative (ADR) (Brazil)
Telesp Celular SA, preferred nominative,                  8,869,00                  7  8,869,000        430
 Class B (Brazil)
Partner Communications Co. Ltd. (ADR) (Israel) (1)            --                 --        8,200        154
Tele Sudeste Celular Participacoes SA (Brazil)           18,898,00                           --         --

BROADCASTING & PUBLISHING  -  2.67%/2.80%
Matav-Cable Systems Media Ltd. (Israel)                      23,00                  6     23,000        571
MIH Holdings Ltd., Class A (South Africa) (1)                10,00                  5     10,000        538
Grupo Televisa, SA, ordinary participation                    9,60                  6      9,600        469
 certificates (ADR) (Mexico) (1)
Antenna TV SA (ADR) (Greece) (1)                             18,70                  3     18,700        245

BEVERAGES & TOBACCO  -  2.14%/2.70%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)          15,30                  6     15,300        580
Coca-Cola Amatil Ltd. (Australia)                           170,87                  4    170,878        536
South African Breweries PLC (United Kingdom) (1)             40,00                  4     40,000        376
Coca-Cola Co. (USA)                                           4,00                  2      4,000        269

METALS: NONFERROUS  -  2.57%/2.66%
Alcoa Inc. (USA)                                             13,00                1,0     13,000        851
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1        31,00                  6     31,000        490
KGHM Polska Miedz SA (GDR) (Poland)                          30,00                  4     30,000        389

AUTOMOBILES  -  1.86%/2.49%
Suzuki Motor Corp. (Japan)                                   68,00                  9     68,000      1,004
Honda Motor Co., Ltd. (Japan)                                15,00                  5     15,000        620

RECREATION & OTHER CONSUMER PRODUCTS
  -  1.36%/1.95%
Fuji Photo Film Co., Ltd. (Japan)                            31,00                1,1     31,000      1,267

IT CONSULTING & SERVICES  -  2.10%/1.91%
Check Point Software Technologies Ltd. (Israel) (1)           8,80                1,7      8,800      1,246

FOOD & HOUSEHOLD PRODUCTS  -  1.50%/1.78%
Colgate-Palmolive Co. (USA)                                   7,80                  5      7,800        428
Sara Lee Corp. (USA)                                         16,00                  3     16,000        388
PT Indofood Sukses Makmur Tbk (Indonesia) (1)               309,00                  3    309,000        340

BUSINESS SERVICES  -  1.55%/1.54%
Sabre Group Holdings, Inc., Class A (USA)                     7,50                  3      7,500        341
Terra Networks, SA (Spain)(1)                                 8,60                  4      8,600        296
Korea Thrunet Co. Ltd., Class A (South Korea)(1)              4,27                  2      4,270        238
Seminis, Inc., Class A (USA)(1)                              23,50                  1     23,500        129

MISCELLANEOUS MATERIALS & COMMODITIES
  -  1.22%/1.45%
De Beers Consolidated Mines Ltd. (South Africa)              35,00                1,0     35,000        946

REAL ESTATE  -  0.87%/1.02%
SM Prime Holdings, Inc. (Philippines)                     1,800,00                  3  1,800,000        286
Ayala Land, Inc. (Philippines)                            1,162,00                  3  1,162,000        276
New World China Land Ltd. (People's Republic                225,00                       225,000        100
 of China - Incorporated in the Cayman Islands) (1)

APPLIANCES & HOUSEHOLD DURABLES  -  1.24%/1.00%
Sony Corp. (Japan)                                            3,50                1,0      3,500        651

ENERGY SOURCES  -  0.87%/0.97%
Broken Hill Proprietary Co. Ltd. (Australia)                 35,55                  4     35,558        390
MOL Magyar Olaj- es Gazipari Rt. (Hungary)                   12,50                  2     12,500        242

TRANSPORTATION: AIRLINES  -  0.66%/0.77%
AMR Corp. (USA) (1)                                           8,20                  5      8,200        499

WHOLESALE & INTERNATIONAL TRADE  -  1.66%/0.58%
Li & Fung Ltd. (Hong Kong - Incorporated in Bermuda)        164,00                  4    164,000        377
Marubeni Corp (Japan)                                       231,00                  9        --         --

FOREST PRODUCTS & PAPER  -  0.47%/0.58%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)        100,00                  3    100,000        375

MISCELLANEOUS - 1.80%/1.24%
Other equity securities in initial period                                         1,509                 807
 of acquisition
                                                                         ----------             ----------
TOTAL EQUITY SECURITIES (cost: $45,681,000                                       56,322              45,423
 and $42,175,000, respectively)
                                                                         ----------             ----------

                                                        Principal                     Principal
                                                           Amount                        Amount
BONDS & NOTES                                                (000)                         (000)
--------------------------------------------             --------                      --------
BROADCASTING, ADVERTISING & PUBLISHING
  -  0.27%/0.34%
Grupo Televisa, SA  0%/13.25% 2008 (2)                          25                  2    $  250         223

MULTI-INDUSTRY  -  0.27%/0.33%
Reliance Industries Ltd. 10.25% 2097 (3)                        25                  2        250        215

WIRELESS TELECOMMUNICATION SERVICES
 - 0.31%/0.00%
Cellco Finance NV 12.75% 2005                                   25                  260

NON U.S. GOVERNMENT OBLIGATIONS
  -  8.27%/10.07%
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (4)                                        2,69                2,0      2,693      1,845
 Global 10.125% 2027                                          1,00                  8      1,000        800
United Mexican States Government Eurobonds, Global:
 11.50% 2026                                                    30                  3        300        349
 11.375% 2016                                                   48                  5        250        275
 10.375% 2009                                                 --                 --          250        259
Argentina (Republic of) 11.75% 2009                             65                  6        650        629
Panama (Republic of), Past Due Interest                         71                  5        718        536
 Eurobond 6.50% 2016 (5)
Turkey (Republic of) 12.375% 2009                               50                  5        500        523
Philippines (Republic of) 9.875% 2019                           50                  4        500        510
Poland (Republic of), Past Due Interest Bond,                   37                  3        375        330
 Bearer 5.00% 2014 (5)
Croatian Government:
 Series A, 6.456% 2010 (5)                                      24                  2        240        205
 Series B, 6.456% 2006 (5)                                       7                            78         69
Venezuela (Republic of), Global 9.25% 2027                      35                  2        350        224
                                                                         ----------             ----------
TOTAL BONDS & NOTES  (cost:                                                       7,603               6,992
 $7,074,000 and $6,795,000, respectively)
                                                                         ----------             ----------

SHORT-TERM SECURITIES
--------------------------------------------
CORPORATE SHORT-TERM NOTES - 14.64%/17.75%
Paccar Financial Corp. 5.47% due 12/21/1999                   --                 --        1,200      1,196
CIT Group Holdings, Inc. 5.95% due 1/4/2000                   1,09                1,0      1,096      1,090
Arco British Ltd. 5.36% due 12/2/1999 (3)                     --                 --        1,000      1,000
Corporate Asset Funding Co. Inc. 5.45%                        --                 --        1,000      1,000
 due 12/2/1999 (3)
Bestfoods 5.30% due 12/21/1999 (3)                            --                 --        1,000        997
British Telecommunications PLC 5.83% due 1/19/2000            1,00                  9      1,000        992
Export Development Corp. 5.80% due 1/18/2000                  1,00                  9      1,000        992
Spintab AB 5.92% due 1/24/2000                                1,00                  9      1,000        991
Sony Capital Corp. 5.30% due 12/6/1999 (3)                    --                 --          900        899
Vodafone Airtouch PLC 5.50% due 12/13/1999 (3)                --                 --          900        898
Xerox Capital (Europe) PLC 5.30% due 12/14/1999               --                 --          800        798
DaimlerChrysler NA Holdings 5.47% due 12/10/1999              --                 --          700        699
Sara Lee Corp. 5.10% due 1/28/2000                            1,30                1,2        --         --
Motiva Enterprises LLC 5.85% due 1/10/2000                    1,20                1,1        --         --
Coca-Cola Co. 5.88% due 1/1/4/2000                            1,10                1,0        --         --
France Telecom, SA,6.00% due 2/2/2000 (3)                     1,10                1,0        --         --
Associate First Capital Corp. 4.00% due 1/3/2000              1,00                1,0        --         --
Avon Capital Corp. 6.70% due 1/6/2000(3)                      1,00                  9        --         --
Sony Europe Finance PLC 6.15% due 1/10/2000 (3)                 94                  9        --         --
BMW US Capital Corp.  6.55% due 1/12/2000                       50                  4        --         --

FEDERAL AGENCY DISCOUNT NOTES - 7.99%/4.52%
Fannie Mae 5.21%-5.48% due 12/2/1999-2/17/2000                2,40                2,3      1,840      1,838
Freddie Mac 5.26%-5.61% due 12/8/1999-1/27/2000               2,50                2,4      1,103      1,101
International Bank for Reconstruction                         1,80                1,7        --         --
 and Development 5.80% due 1/13/2000

NON-U.S. CURRENCY - 0.03%/0.03%
New Taiwanese Dollar                                      NT$635                         NT$635          20
                                                                         ----------             ----------
TOTAL SHORT-TERM SECURITIES (cost:                                               18,898              14,511
 $18,898,000 and $14,511,000, respectively)
                                                                         ----------             ----------
TOTAL INVESTMENT SECURITIES (cost:                                               82,823              66,926
 $71,653,000 and $63,481,000, respectively)
Net cash, receivables and payables                                                  592             (1,843)
                                                                         ----------             ----------
NET ASSETS                                                                       83,415              65,083
                                                                          ==========            ==========
(1) Non-income-producing security.
(2) Step bond; coupon rate will increase
    at a later date.
(3) Purchased in a private placement transaction;
    resale to the public may require registration
    or sale only to qualified institutional buyers.
(4) Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements


American Variable Insurance Series Growth
Income Fund Investment Portfolio,
 December 31, 1999 and November 30, 1999
                                                      Dec 31, 1999           Nov 30, 1999
EQUITY SECURITIES                                          87.45%                87.43%

CASH &
EQUIVALENTS                                                12.55%                12.57%


                                                        Percent
                                                         Of Net
Largest Individual Equity Securities                     Assets
--------------------------------------------          ---------
U S WEST Communications                                     1.80%
Microsoft                                                     1.75
Computer Associates International                             1.72
Texas Instruments                                             1.70
Viacom                                                        1.60
Albertson's                                                   1.53
Wells Fargo                                                   1.24
Household International                                       1.22
Citizens Utilities                                            1.14
Allied Waste Industries                                       1.06

                                                         Percent
                                                          Of Net
Largest Individual Stocks                                 Assets
--------------------------------------------           ---------
Texas Instruments                                           1.73%
Computer Associates International                            1.64
U S WEST Communications                                      1.59
Wells Fargo                                                  1.52
Microsoft                                                   1.40
Viacom                                                      1.40
Monsanto                                                     1.37
Albertson's                                                  1.34
Household International                                      1.33
Bristol-Myers Squibb                                         1.19






                                                                     Market               Market
                                                      Number of       Value  Number of     Value
Stocks (common and preferred)                            Shares       (000)     Shares      (000)
--------------------------------------------           --------    --------   --------  --------

DATA PROCESSING & REPRODUCTION  -  9.68% / 9.13%
Computer Associates International, Inc.                  1,925,00 $    134,63 1,925,000 $  125,125
Microsoft Corp. (1)                                      1,175,00      137,18 1,175,000   106,980
Storage Technology Corp. (1)                             4,150,00       76,51 4,150,000    81,963
Xerox Corp.                                              2,950,00       66,92 2,850,000    77,128
3Com Corp. (1)                                           1,500,00       70,50 1,500,000    59,719
Lexmark International Group, Inc., Class A (1)             575,00       52,03   575,000    47,725
Gateway, Inc. (formerly Gateway 2000, Inc.) (1)            475,70       34,28   550,000    42,006
Cisco Systems, Inc. (1)                                    400,00       42,85   400,000    35,675
Oracle Corp. (1)                                           350,00       39,22   400,000    27,125
Compaq Computer Corp.                                      900,00       24,35   900,000    21,994
International Business Machines Corp.                      210,00       22,68   210,000    21,643
Autodesk, Inc.                                             700,00       23,62   700,000    20,519
Silicon Graphics, Inc. (1)                               1,724,30       16,92 1,724,300    16,273
Hewlett-Packard Co.                                        150,00       17,09   150,000    14,231



HEALTH & PERSONAL CARE  -  6.88% / 7.67%
Bristol-Myers Squibb Co.                                 1,243,30       79,80 1,243,300    90,839
Guidant Corp. (1)                                        1,500,00       70,50 1,392,200    69,610
Kimberly-Clark Corp.                                     1,040,00       67,86 1,040,000    66,430
Avon Products, Inc.                                      1,700,00       56,10 1,700,000    61,944
AstraZeneca PLC (ADR) (United Kingdom)                   1,156,75       48,29 1,311,700    58,371
Warner-Lambert Co.                                         650,00       53,25   650,000    58,297
Merck & Co., Inc.                                          500,00       33,53   500,000    39,250
Glaxo Wellcome PLC (ADR) (United Kingdom)                  600,00       33,52   600,000    35,662
Schering-Plough Corp.                                      530,00       22,35   530,000    27,096
Cardinal Health, Inc.                                      500,00       23,93   500,000    26,156
Eli Lilly and Co.                                          225,00       14,96   225,000    16,144
Bergen Brunswig Corp., Class A                           1,800,00       14,96 1,800,000    14,850
Pfizer Inc                                                 400,00       12,97   400,000    14,475
McKesson Corp.                                             300,00        6,76   300,000     7,012


ENERGY SOURCES  -  5.50% / 6.10%
Ultramar Diamond Shamrock Corp.                          2,260,10       51,27 2,279,100    57,690
Conoco Inc., Class A                                     1,674,00       41,43 1,674,000    44,047
Conoco Inc., Class B                                       491,36       12,22   491,369    12,868
Texaco Inc.                                                800,00       43,45   800,000    48,750
Phillips Petroleum Co.                                     950,00       44,65   950,000    45,422
Kerr-McGee Corp.                                           675,00       41,85   725,000    41,506
Petro-Canada (Canada)                                    2,800,00       39,59 2,800,000    39,137
Valero Energy Corp.                                      1,700,00       33,78 1,700,000    35,275
Atlantic Richfield Co.                                     275,00       23,78   325,000    31,322
Noble Affiliates, Inc.                                     980,00       21,00   980,000    21,560
USX-Marathon Group                                         750,00       18,51   750,000    19,828
Sunoco, Inc.                                               750,00       17,62   750,000    19,172
Murphy Oil Corp.                                           300,00       17,21   300,000    16,950
Chevron Corp.                                              185,00       16,02   185,000    16,384
Ashland Inc.                                               250,00        8,23   250,000     8,437
BP Amoco PLC (ADR) (United Kingdom)                                             132,332     8,064


BANKING  -  5.45% / 6.04%
Wells Fargo & Co.                                        2,397,00       96,92 2,497,000   116,111
Bank of America Corp.                                    1,100,00       55,20 1,100,000    64,350
BANK ONE CORP.                                           1,333,01       42,74 1,083,012    38,176
First Union Corp.                                        1,472,80       48,32   972,800    37,635
Bank of New York Co., Inc.                                 800,00       32,00   800,000    31,900
Chase Manhattan Corp.                                      400,00       31,07   400,000    30,900
KeyCorp                                                    800,00       17,70   800,000    21,600
Citigroup Inc.                                             381,90       21,21   381,900    20,575
J.P. Morgan & Co. Inc.                                     150,00       18,99   150,000    19,725
SunTrust Banks, Inc.                                       280,00       19,26   280,000    19,565
Sakura Bank, Ltd. (ADR) (Japan)                            200,00       11,35   200,000    14,838
Huntington Bancshares Inc.                                 505,64       12,07   505,646    14,000
Fleet Boston Corp.                                         350,00       12,18   350,000    13,234
Washington Mutual, Inc. (formerly Washington                  -           -     358,700    10,402
 Mutual Savings Bank)
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)               600,00        8,36   600,000     8,850


BROADCASTING & PUBLISHING  -  6.05% / 5.71%
Viacom Inc., Class B (1)                                 2,075,00      125,40 2,150,000   106,962
News Corp. Ltd. (ADR) (Australia)                        1,100,00       42,07 1,100,000    37,675
News Corp. Ltd., preferred (ADR)                           900,00       30,09   900,000    27,844
MediaOne Group, Inc. (1)                                   615,00       47,24   615,000    48,739
Harte-Hanks Communications, Inc.                         2,066,10       44,93 1,832,400    37,908
AT&T Corp. Liberty Media Group, Class A (1)                500,00       28,37   900,000    37,631
Media General, Inc., Class A                               755,10       39,26   636,100    32,441
Time Warner Inc.                                           505,40       36,61   507,000    31,276
Gannett Co., Inc.                                          350,00       28,54   385,400    27,580
Knight-Ridder, Inc.                                        400,00       23,80   400,000    21,825
Fox Entertainment Group, Inc., Class A (1)                 700,00       17,45   700,000    16,100
E.W. Scripps Co., Class A                                  226,00       10,12   226,000    10,509


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  4.64% / 4.89%
U S WEST Communications, Inc.                            1,960,00      141,12 1,960,000   121,642
Citizens Utilities Co., Series B (1)                     6,300,00       89,38 6,300,000    77,962
GTE Corp.                                                  700,00       49,39   755,000    55,115
SBC Communications Inc.                                    726,40       35,41   726,400    37,727
AT&T Corp.                                                 600,00       30,45   600,000    33,525
MCI WorldCom, Inc. (1)                                        -           -     350,000    28,941
Focal Communications Corp. (1)                             430,00       10,37   430,000    10,159
Qwest Communications International Inc. (1)                170,00        7,31   170,000     5,812
Time Warner Telecom Inc., Class A (1)                         -           -     110,100     3,200


CHEMICALS  -  3.96% / 4.32%
Monsanto Co.                                             2,177,90       77,58 2,475,000   104,414
Mallinckrodt Inc.                                        1,800,00       57,26 1,800,000    59,850
Millennium Chemicals Inc.                                2,741,60       54,14 2,741,600    53,632
International Flavors & Fragrances Inc.                  1,100,00       41,52 1,100,000    40,494
Praxair, Inc.                                              600,00       30,18   600,000    26,775
PPG Industries, Inc.                                       450,00       28,15   450,000    26,353
E.I. du Pont de Nemours and Co.                            130,00        8,56   130,000     7,727
Air Products and Chemicals, Inc.                           200,00        6,71   200,000     6,475
CK Witco Corp. (formerly Witco Corp.)                      462,10        6,18   462,100     4,939


MERCHANDISING  -  4.40% / 3.95%
Albertson's, Inc.                                        3,714,50      119,79 3,213,950   102,645
J.C. Penney Co., Inc.                                    1,650,00       32,89 1,650,000    36,816
AutoZone, Inc. (1)                                       1,300,00       42,00 1,300,000    35,831
Limited Inc.                                               750,00       32,48   750,000    31,828
Lowe's Companies, Inc.                                     847,40       50,63   550,000    27,397
Federated Department Stores, Inc. (1)                      500,00       25,28   500,000    23,531
Too, Inc. (1)                                              910,00       15,69   910,000    16,835
Circuit City Stores, Inc. - Circuit City Group             300,00       13,51   300,000    14,550
Gap, Inc.                                                  125,00        5,75   125,000     5,063
Dollar General Corp.                                       173,90        3,95   173,900     4,261
Circuit City Stores, Inc. - CarMax Group (1)             1,300,00        3,00 1,300,000     3,087


ELECTRONIC COMPONENTS  -  3.49% / 3.58%
Texas Instruments Inc.                                   1,375,00      133,20 1,375,000   132,086
Corning Inc.                                               500,00       64,46   679,500    63,661
Intel Corp.                                                400,00       32,92   530,000    40,644
SCI Systems, Inc. (1)                                      413,30       33,96   413,300    28,053
Quantum Corp. - DLT & Storage Systems                      600,00        9,07   600,000     9,450
 (formerly Quantum Corp.) (1)


BUSINESS SERVICES  -  3.57% / 3.55%
Allied Waste Industries, Inc. (1)                        9,425,00       83,05 8,456,400    68,708
Cendant Corp. (1)                                        2,050,00       54,45 2,579,899    42,730
IKON Office Solutions, Inc.                              4,050,00       27,59 4,050,000    27,084
Pitney Bowes Inc.                                          632,20       30,54   535,800    25,685
Waste Management, Inc.                                   1,490,00       25,60 1,490,000    24,212
Alexander & Baldwin, Inc.                                1,020,00       23,26 1,020,000    23,205
ServiceMaster Co.                                        1,600,00       19,70 1,553,300    19,902
Equifax Inc.                                               500,00       11,78   500,000    12,375
Young & Rubicam Inc.                                          -           -     225,000    11,742
Hertz Corp., Class A                                          -           -     205,400     8,691
Manpower Inc.                                              100,00        3,76   200,000     7,288


FOREST PRODUCTS & PAPER  -  2.96% / 2.88%
Bowater Inc.                                             1,395,00       75,76 1,395,000    68,355
Fort James Corp.                                         1,669,49       45,70 1,669,499    47,998
Weyerhaeuser Co.                                           600,00       43,08   650,000    39,813
International Paper Co.                                    700,00       39,50   700,000    36,531
Sonoco Products Co.                                        800,00       18,20   800,000    18,400
Westvaco Corp.                                             187,50        6,11   187,500     5,660
Georgia-Pacific Corp., Timber Group                        150,00        3,69   150,000     3,722


FINANCIAL SERVICES  -  2.30% / 2.40%
Household International, Inc.                            2,563,32       95,48 2,563,320   101,411
Capital One Financial Corp.                                630,00       30,35   630,000    29,334
Providian Financial Corp.                                  250,00       22,76   250,000    19,781
MBNA Corp.                                                 470,00       12,80   470,000    11,868
FINOVA Group Inc.                                          310,00       11,00   310,000    11,528
Associates First Capital Corp., Class A                    277,46        7,61   277,464     9,226


UTILITIES: ELECTRIC & GAS  -  2.19% / 2.26%
Ameren Corp.                                             1,145,40       37,51 1,145,400    39,659
DPL Inc.                                                 1,600,00       27,70 1,600,000    28,600
GPU, Inc.                                                  850,00       25,44   850,000    27,200
TECO Energy, Inc.                                        1,300,00       24,13 1,300,000    26,000
Consolidated Natural Gas Co.                               350,00       22,72   350,000    22,444
Duke Energy Corp.                                          500,00       25,06   405,700    20,564
American Electric Power Co., Inc.                          275,00        8,83   275,000     8,628


FOOD & HOUSEHOLD PRODUCTS  -  2.06% / 2.21%
Sara Lee Corp.                                           3,100,00       68,39 3,100,000    75,175
Campbell Soup Co.                                          800,00       30,95   800,000    35,700
General Mills, Inc.                                        820,00       29,31   820,000    30,904
Colgate-Palmolive Co.                                      500,00       32,50   500,000    27,437


MACHINERY & ENGINEERING  -  2.20% / 2.12%
Millipore Corp.                                          1,354,20       52,30 1,354,200    44,434
Deere & Co.                                                850,00       36,86   850,000    36,497
Ingersoll-Rand Co.                                         525,00       28,90   525,000    25,430
New Holland NV (Netherlands)                             1,700,00       22,63 1,700,000    23,269
Pall Corp.                                                 700,00       15,09   700,000    16,406
Caterpillar Inc.                                           350,00       16,47   350,000    16,231


INSURANCE  -  1.99% / 1.85%
Allstate Corp.                                           1,800,00       43,20 1,800,000    47,137
MGIC Investment Corp.                                      400,00       24,07   422,400    23,866
American General Corp.                                     320,00       24,28   320,000    23,460
Aetna Inc.                                                 406,40       22,68   406,400    22,200
Royal & Sun Alliance Insurance Group PLC                 2,500,00       18,07 2,500,000    15,503
 (United Kingdom)
Hartford Financial Services Group, Inc.                    500,00       23,68   202,300     9,445


ELECTRONIC INSTRUMENTS  -  2.05% / 1.82%
Applied Materials, Inc. (1)                                600,00       76,01   800,000    77,950
PE Corp.-PE Biosystems Group                               600,00       72,18   600,000    48,975
L-3 Communications Corp. (1)                               300,00       12,48   300,000    12,375


BEVERAGES & TOBACCO  -  1.63% / 1.81%
Philip Morris Companies Inc.                             1,590,00       36,86 1,590,000    41,837
Nabisco Group Holdings Corp. (formerly RJR               2,950,00       31,34 2,950,000    34,109
 Nabisco Holdings Corp.)
PepsiCo, Inc.                                              820,00       28,90   820,000    28,341
UST Inc.                                                   700,00       17,63   700,000    18,638
R.J. Reynolds Tobacco Holdings, Inc.                       733,33       12,92   733,333    15,629


ELECTRICAL & ELECTRONICS  -  1.59% / 1.36%
York International Corp.                                 1,902,90       52,21 1,902,900    42,459
Nokia Corp., Class A (ADR) (Finland)                       170,00       32,30   210,000    29,019
Hitachi, Ltd. (Japan)                                    1,120,00       17,97 1,120,000    15,546
Harris Corp.                                               500,00       13,34   500,000    10,500
Telefonaktiebolaget LM Ericsson, Class B (ADR)             100,00        6,56   100,000     4,819
 (Sweden)
Lanier Worldwide, Inc. (1)                                 500,00        1,93   500,000     2,000


TRANSPORTATION: RAIL & ROAD  -  1.14% / 1.26%
Canadian National Railway Co. (Canada)                   1,400,00       36,83 1,400,000    41,913
Burlington Northern Santa Fe Corp.                       1,025,00       24,85   925,000    26,825
Norfolk Southern Corp.                                     841,00       17,24   740,000    15,818
Union Pacific Corp.                                        150,00        6,54   150,000     7,059
CSX Corp.                                                  125,00        3,92   125,000     4,445


MULTI-INDUSTRY  -  1.12% / 1.02%
FMC Corp. (1)                                              550,00       31,52   550,000    26,675
Honeywell International Inc. (formerly                     500,00       28,84   400,000    23,925
 AlliedSignal Inc.)
Textron Inc.                                               200,00       15,33   200,000    14,213
Loews Corp.                                                200,00       12,13   200,000    12,800


TEXTILES & APPAREL  -  1.13% / 0.97%
NIKE, Inc., Class B                                      1,394,10       69,09 1,190,000    54,740
VF Corp.                                                   650,00       19,50   650,000    19,419


INDUSTRIAL COMPONENTS  -  0.86% / 0.93%
Eaton Corp.                                                440,00       31,95   440,000    34,073
Federal-Mogul Corp.                                        856,60       17,23   856,600    19,113
Dana Corp.                                                 231,80        6,94   231,800     6,432
Tower Automotive, Inc. (1)                                 400,00        6,17   400,000     6,000
Genuine Parts Co.                                             -           -     200,000     5,150
Illinois Tool Works Inc.                                    75,00        5,06       -         -


AEROSPACE & MILITARY TECHNOLOGY
  -  0.94% / 0.91%
United Technologies Corp.                                  623,20       40,50   623,200    35,211
Boeing Co.                                                 550,00       22,85   550,000    22,447
Raytheon Co., Class B                                      250,00        6,64   250,000     7,672
Raytheon Co., Class A                                      151,84        3,76   151,848     4,422


ENERGY EQUIPMENT  -  0.73% / 0.81%
Schlumberger Ltd. (Netherlands Antilles)                   900,00       50,62   900,000    54,056
Baker Hughes Inc.                                          300,00        6,31   300,000     7,575


LEISURE & TOURISM  -  0.75% / 0.74%
Seagram Co. Ltd. (Canada)                                1,300,00       58,41 1,300,000    56,631


RECREATION & OTHER CONSUMER PRODUCTS
  -  0.59% / 0.63%
Pennzoil-Quaker State Co.                                3,554,60       36,21 3,554,600    36,879
Mattel, Inc.                                               750,00        9,84   750,000    10,734
Water Pik Technologies, Inc. (1)                              -           -      60,000       443


REAL ESTATE  -  0.66% / 0.59%
Equity Residential Properties Trust                        600,00       25,61   600,000    24,113
Boston Properties, Inc.                                    850,00       26,45   750,000    21,234


HEALTH CARE PROVIDERS & SERVICES
  -  0.66% / 0.55%
United HealthCare Corp.                                    450,00       23,90   450,000    23,372
Service Corp. International                              4,000,00       27,75 2,500,000    18,906


METALS: NONFERROUS  -  0.53% / 0.43%
Alcoa Inc.                                                 500,00       41,50   500,000    32,750


MISCELLANEOUS MATERIALS & COMMODITIES
  -  0.42% / 0.41%
Owens-Illinois, Inc. (1)                                   700,00       17,54   700,000    16,756
Crown Cork & Seal Co., Inc.                                700,00       15,66   700,000    14,263


IT CONSULTING & SERVICES  -  0.17% / 0.34%
Electronic Data Systems Corp.                              200,00       13,38   400,000    25,725


WIRELESS TELECOMMUNICATION SERVICES
  -  0.28% / 0.25%
Western Wireless Corp., Class A (1)                        325,00       21,69   325,000    19,033


METALS: STEEL  -  0.17% / 0.20%
Allegheny Technologies, Inc. (formerly                     600,00       13,46   600,000    15,113
 Allegheny Teledyne Inc.)


TRANSPORTATION: AIRLINES - 0.21% / 0.00%
Southwest Airlines Co.                                   1,000,00       16,18        -         -


MISCELLANEOUS  -  4.32% / 3.58%
Other stocks in initial period of acquisition                          338,310            273,567
                                                                  ----------           ----------
TOTAL STOCKS (cost: 5,727,660,000 and                                6,837,414          6,672,622
 $5,677,953,000, respectively)
                                                                  ----------           ----------

                                                      Principal      Market  Principal    Market
Convertible Debentures                                   Amount       Value     Amount     Value
--------------------------------------------              (000)       (000)       (000)     (000)
                                                       --------    --------   --------  --------
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.18% / 0.16%
Telefonos de Mexico, SA de CV  4.25% 2004 (Mexico)    $     11,06       14,43 $   11,06    12,622
                                                                  ----------           ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                     14,433             12,622
 $10,728,000 and $10,722,000, respectively)
                                                                  ----------           ----------
TOTAL EQUITY SECURITIES  (cost:                                      6,851,847          6,685,244
 $5,738,388,000 and $5,688,675,000, respectively)
                                                                  ----------           ----------
Short-Term Securities
--------------------------------------------
Corporate Short-Term Notes - 11.69% / 11.08%

American Express Credit Corp. 5.73%-5.90%                   55,00       54,67    55,000    54,381
 due 2/1-2/11/2000
Bell Atlantic Network Funding Corp. 5.25%-5.82%             25,00       24,91    50,000    49,712
 due 12/22/1999-1/20/2000
Procter & Gamble Co. 5.65%-5.90% due 1/27-2/2/2000          50,00       49,76    50,000    49,517
American General Finance Corp. 5.74%-5.84%                  50,00       49,67    50,000    49,426
 due 1/25-2/23/2000
BellSouth Capital Funding Corp. 5.67%-5.93%                 67,80       67,42    49,700    49,212
 due 1/20-2/15/2000 (2)
Ford Motor Credit Co. 5.64%-5.93% due 1/11-2/10/2000        46,00       45,83    46,000    45,609
Emerson Electric Co. 5.30%-5.31% due 1/24-1/26/2000         45,00       44,81    45,000    44,594
National Rural Utilities Cooperative Finance Corp.          35,60       35,24    44,100    43,867
 5.30%-5.94% due 12/6/1999-3/29/2000
E.W. Scripps Co. 5.80%-6.00% due 1/21-2/14/2000 (2)         42,00       41,73    42,000    41,529
Ciesco LP 5.30%-5.95% due 12/10/1999-2/8/2000               18,20       18,08    40,000    39,788
Eastman Kodak Co. 5.30%-5.49% due 12/3/1999                   -           -      36,965    36,948
USAA Capital Corp. 5.72%-5.92% due 1/19-2/9/2000            35,00       34,84    35,000    34,664
E.I. du Pont de Nemours and Co. 5.55% due 2/3/2000          35,00       34,80    35,000    34,633
Merck & Co. Inc. 5.30%-6.15% due 2/1-2/4/2000               40,00       39,77    35,000    34,627
General Electric Capital Corp. 5.84% due 1/18/2000          34,00       33,90    34,000    33,728
General Motors Acceptance Corp. 5.29%-6.02%                 53,05       52,66    30,800    30,507
 due 12/22/1999-2/17/2000
SBC Communications Inc. 5.26%-5.82% due                     14,25       14,17    30,588    30,434
 12/3/1999-2/18/2000 (2)
Gannett Co. 5.85%-5.90% due 1/14-1/21/2000 (2)              29,60       29,51    29,600    29,368
International Lease Finance Corp. 5.76%-5.83%               28,00       27,84    28,000    27,701
 due 2/1-2/9/2000
Associates First Capital Corp. 5.72% due 2/24/2000          25,00       24,77    25,000    24,649
Equilon Enterprises, LLC 5.92%-5.94% due 1/28/2000          21,70       21,60    21,700    21,492
H.J. Heinz Co. 5.28% due 12/1/1999                            -           -      19,700    19,697
Pfizer Inc 5.64% due 3/17/2000 (2)                          14,50       14,32    14,500    14,249
Kellogg Co. 5.62% due 1/28/2000                              7,00        6,96     7,000     6,933
Fortune Brands 5.85% due 1/27-1/28/2000 (2)                 30,00       29,86       -         -
Corporate Asset Funding Co. Inc. 6.00%-6.02%                26,70       26,56       -         -
 due 1/26-2/2/2000 (2)
Coca-Cola Co. 5.95% due 2/16/2000                           26,50       26,29       -         -
Duke Energy Corp. 6.08% due 2/22/2000                       25,00       24,78       -         -
Household Finance Corp. 5.94% due 1/31/2000                 23,60       23,47       -         -
CIT Group Holdings, Inc. 4.75% due 1/3/2000                  9,70        9,69       -         -
Avon Capital Corp. 6.70% due 1/6/2000 (2)                    6,20        6,19       -         -
Gillette Co. 5.85% due 1/10/2000 (2)                         2,00        1,99       -         -

Federal Agency Discount Notes - 0.78% / 1.63%

Freddie Mac 5.16%-5.75% due 12/17/1999-3/3/2000             33,00       32,73    65,503    65,000
Fannie Mae 5.26%-5.67% due 12/17/1999-2/24/2000             28,20       27,99    38,500    38,273
Federal Home Loan Banks 5.25% due 12/15/1999                  -           -      21,000    20,954
                                                                  ----------           ----------
TOTAL SHORT-TERM SECURITIES (cost:                                     976,958            971,492
 $977,046,000 and $971,656,000, respectively)
                                                                  ----------           ----------

TOTAL INVESTMENT SECURITIES (cost:                                   7,828,805          7,656,736
 $6,715,434,000 and $6,660,331,000, respectively)
Net cash, receivables and payables                                       5,999           (10,597)
                                                                  ----------           ----------
NET ASSETS                                                        $  7,834,804          $7,646,139
                                                                  ============         ===========
(1) Non-income-producing security.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

    ADR = American Depositary Receipts

    See Notes to Financial Statements


American Variable Insurance Series Asset Allocation Fund
Investments in both stocks and bonds
Investment Portfolio, December 31  & November 30, 1999
                                                        December 31         November 30

                                                        Percent of          Percent of
                                                        Net Assets          Net Assets


Equity Securities                                             62.63              61.48
U.S. Government Bonds                                         15.54              15.87
Corporate Bonds                                               14.17              14.29
Non-U.S. Government Bonds                                      0.15               0.15
Cash & Equivalents                                             7.51               8.21




LARGEST INDIVIDUAL EQUITY SECURITIES
Computer Associates International                              2.63               2.46
CenturyTel                                                     2.21               2.16
Citigroup                                                      2.17               2.12
Bank of America                                                1.67               1.97
Carnival                                                       1.94               1.80
Household International                                        1.62               1.73
AstraZeneca                                                       -               1.71
Pitney Bowes                                                   1.68               1.68
United Technologies                                            1.85               1.62
Nokia                                                          2.20               1.61
Corning                                                        1.87                  -

                                                        December 31         November 30
                                                                     Market             Market
                                                         Number of    Value Number of    Value
                                                            Shares     (000)   Shares     (000)
Stocks (common and preferred)                             -------- --------  -------- --------
--------------------------------------------

DATA PROCESSING & REPRODUCTION  - 7.21% / 6.46%
Computer Associates International, Inc.                     650,000   45,459   650,000   42,250
International Business Machines Corp.                       150,000   16,200   150,000   15,459
Gateway, Inc. (1)                                           200,000   14,413   200,000   15,275
Hewlett-Packard Co.                                         150,000   17,091   150,000   14,231
Storage Technology Corp. (1)                                600,000   11,063   600,000   11,850
Autodesk, Inc.                                              400,000   13,500   400,000   11,725
Xerox Corp.                                                 300,000    6,806         -         -
ENERGY SOURCES  -  6.21% / 6.29%
Royal Dutch Petroleum Co., New York registered              360,000   21,758   360,000   20,880
 (Netherlands)
Atlantic Richfield Co.                                      200,000   17,300   200,000   19,275
Chevron Corp.                                               150,000   12,994   150,000   13,284
Kerr-McGee Corp.                                            150,000    9,300   200,000   11,450
Ultramar Diamond Shamrock Corp.                             400,000    9,075   400,000   10,125
Phillips Petroleum Co.                                      200,000    9,400   200,000    9,562
Texaco Inc.                                                 250,000   13,578   150,000    9,141
Murphy Oil Corp.                                            135,000    7,746   135,000    7,627
Conoco Inc., Class B                                        245,684    6,111   245,684    6,434
BANKING  -  6.76% / 5.88%
Citigroup Inc.                                              675,000   37,505   675,000   36,366
Bank of America Corp.                                       576,320   28,924   576,320   33,715
Washington Mutual Savings Bank                              400,000   10,400   400,000   11,600
KeyCorp                                                     250,000    5,531   250,000    6,750
Tokai Preferred Capital Co. LLC, Series A,                    3,000    2,989     3,000    3,047
 9.98% noncumulative preferred (Japan) (2)
Fuji JGB Investment LLC, Series A, 9.87%                      2,500    2,500     2,500    2,522
 noncumulative preferred (Japan) (2)
BNP U.S. Funding LLC, Series A, 7.738%                        2,500    2,327     2,500    2,327
 noncumulative preferred (2)
First Republic Capital Corp., Series A, 10.50%                2,250    2,059     2,250    2,166
 preferred (2)
NB Capital Corp. 8.35% exchangeable depositary               60,000    1,290    60,000    1,391
IBJ Preferred Capital Co. LLC, Series A,                      1,000      945     1,000      955
 8.79% noncumulative preferred (2)
BANK ONE CORP.                                              700,000   22,444         -         -
HEALTH & PERSONAL CARE  -  5.32% / 5.69%
AstraZeneca PLC (ADR) (United Kingdom)                      660,000   27,555   660,000   29,370
SmithKline Beecham PLC (ADR) (United Kingdom)               300,000   19,331   300,000   19,950
Warner-Lambert Co.                                          200,000   16,388   200,000   17,938
Pfizer Inc                                                  300,000    9,731   300,000   10,856
Eli Lilly and Co.                                           150,000    9,975   150,000   10,762
Gillette Co.                                                216,960    8,936   216,960    8,719
MERCHANDISING  -  4.31% / 3.83%
Albertson's, Inc.                                           820,000   26,445   500,000   15,969
J.C. Penney Co., Inc.                                       628,000   12,521   628,000   14,012
Limited Inc.                                                318,273   13,785   318,273   13,507
May Department Stores Co.                                   400,000   12,900   400,000   13,450
Walgreen Co.                                                300,000    8,775   300,000    8,738
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  3.91% / 3.83%
CenturyTel, Inc.                                            804,375   38,107   804,375   37,001
Sprint FON Group                                            350,000   23,559   350,000   24,281
COLT Telecom Group PLC (ADR) (United Kingdom) (1)            29,250    5,967    29,250    4,362
AEROSPACE & MILITARY TECHNOLOGY  -  3.00% / 3.02%
United Technologies Corp.                                   491,800   31,967   491,800   27,787
Raytheon Co., Class B                                       420,000   11,156   420,000   12,889
Raytheon Co., Class A                                       100,000    2,481   100,000    2,912
Boeing Co.                                                  150,000    6,234   200,000    8,162
BUSINESS SERVICES  -  2.78% / 2.84%
Pitney Bowes Inc.                                           600,000   28,988   600,000   28,763
Rentokil Initial PLC (ADR) (United Kingdom)                 500,000   18,000   500,000   18,906
EarthWatch Inc., Series B, 7.00% convertible                289,991    1,000   289,991    1,000
 preferred (1)(2)(3)(4)(5)
ELECTRICAL & ELECTRONICS  -  3.41% / 2.70%
Nokia Corp., Class A (ADR) (Finland)                        200,000   38,000   200,000   27,637
York International Corp.                                    450,000   12,347   450,000   10,041
Emerson Electric Co.                                        150,000    8,606   150,000    8,550
INSURANCE  -  2.61% / 2.53%
American General Corp.                                      176,700   13,407   176,700   12,954
CIGNA Corp.                                                 150,000   12,084   150,000   12,338
Allstate Corp.                                              400,000    9,600   350,000    9,166
Aon Corp.                                                   250,000   10,000   250,000    8,922
CHEMICALS  -  2.16% / 2.27%
Monsanto Co.                                                365,600   13,025   365,600   15,424
Millennium Chemicals Inc.                                   600,000   11,850   600,000   11,738
PPG Industries, Inc.                                        200,000   12,512   200,000   11,712
LEISURE & TOURISM  -  1.94% / 1.80%
Carnival Corp.                                              700,000   33,469   700,000   30,888
Discovery Zone, Inc. (1)(5)                                   2,940              2,940        1
Discovery Zone, Inc., warrants, expire 2007 (1)(4)(5)           326                326         -
FINANCIAL SERVICES  -  1.62% / 1.73%
Household International, Inc.                               750,000   27,938   750,000   29,672
BEVERAGES & TOBACCO  -  1.64% / 1.67%
PepsiCo, Inc.                                               520,000   18,330   520,000   17,972
UST Corp.                                                   400,000   10,075   400,000   10,650
ELECTRONIC COMPONENTS  -  1.86% / 1.36%
Corning Inc.                                                250,000   32,234   250,000   23,422
MACHINERY & ENGINEERING  -  1.30% / 1.29%
Millipore Corp.                                             300,000   11,588   350,000   11,484
Deere & Co.                                                 250,000   10,844   250,000   10,734
INDUSTRIAL COMPONENTS  -  1.12% / 1.10%
Dana Corp.                                                  400,000   11,975   400,000   11,100
Genuine Parts Co.                                           300,000    7,444   300,000    7,725
BROADCASTING & PUBLISHING  -  0.98% / 0.92%
New York Times Co., Class A                                 300,000   14,737   350,000   13,453
Adelphia Communications Corp., Series B,                     20,000    2,200    20,000    2,255
 13.00% exchangeable preferred 2009 (1)
FOREST PRODUCTS & PAPER  -  0.82% / 0.74%
Weyerhaeuser Co.                                            150,000   10,772   150,000    9,188
Sonoco Products Co.                                         150,000    3,413   150,000    3,450
ENERGY EQUIPMENT  -  0.65% / 0.70%
Schlumberger Ltd. (Netherlands Antilles)                    200,000   11,250   200,000   12,013
FOOD & HOUSEHOLD PRODUCTS  -  0.62% / 0.66%
General Mills, Inc.                                         300,000   10,725   300,000   11,306
MULTI-INDUSTRY  -  0.51% / 0.62%
Dover Corp.                                                 150,000    6,806   200,000    8,675
Swire Pacific Capital Ltd. 8.84% cumulative                 100,000    2,025   100,000    1,950
 guaranteed perpetual capital securities
 (Hong Kong) (2)
WIRELESS TELECOMMUNICATION SERVICES - 0.66% / 0.60%
Omnipoint Corp. 7.00% convertible preferred (2)              40,000    6,680    40,000    5,800
Crown Castle International Corp. 12.75%                       2,267    2,347     2,197    2,286
 exchangeable preferred 2010 (1)(2)(3)
Nextel Communications, Inc., Series D, 13.00%                 1,657    1,756     1,657    1,756
 exchangeable preferred 2009 (1)(3)
McCaw International, Ltd. (owned by Nextel                    2,000        5     2,000        5
 Communications, Inc.), warrants, expire 2007
 (1)(2)(4)
Esat Telecom Group PLC, warrants, expire 2007                 3,500      642     3,500      458
 (Ireland) (1)(2)(4)(5)
Conecel Holdings Ltd., Class B, warrants,                    77,700        8    77,700        8
 expire 2000 (Ecuador) (1)(2)(4)(5)
Iridium LLC, warrants, expire 2005 (1)(2)(4)(5)               1,500              1,500         -
UTILITIES: ELECTRIC & GAS  -  0.35% / 0.35%
Central and South West Corp.                                300,000    6,000   300,000    6,000
METALS: STEEL  -  0.00% / 0.19%
Allegheny Telchnologies, Inc. (formerly Allegheny                 -            128,200    3,229
 Teledyne Inc.)
REAL ESTATE  -  0.05% / 0.04%
CarrAmerica Realty Corp., Series B, 8.57%                    50,000      806    50,000      784
 redeemable preferred
RECREATION & OTHER CONSUMER PRODUCTS
  -  0.00% / 0.00%
V2 Music Holdings, warrants, expire 2008                      1,250              1,250         -
 (United Kingdom) (1)(2)(5)
MISCELLANEOUS - 0.08% / 1.53%
Other stocks in initial period of acquisition                          1,307             26,161
                                                                   ----------         ----------
TOTAL STOCKS (cost: $782,800,000 and                               1,069,316          1,039,648
 $777,392,000, respectively)
                                                                   ----------         ----------

                                                         Principal   Market Principal   Market
                                                            Amount    Value    Amount    Value
                                                              (000)    (000)              (000)
Convertible Debentures                                    -------- --------  -------- --------
--------------------------------------------

INDUSTRIALS & SERVICES  -  0.75% / 0.84%
Bell Atlantic Financial Services, Inc. 4.25%                 $2,150    2,645    $4,000    4,350
 senior exchangeable notes 2005 (2)
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)         3,500    3,535     3,500    3,474
Sunglass Hut International, Inc. 5.25% 2003                   3,375    2,717     3,375    2,717
USA Waste Services, Inc. 4.00% 2002                           2,000    1,700     2,000    1,670
Advanced Micro Devices, Inc. 6.00% convertible                1,500    1,530     1,500    1,417
 subordinated notes 2005
Ingram Micro Inc. 0% 2018 (2)                                 2,700      877     2,700      867
                                                                   ----------         ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                   13,004             14,495
 $12,481,000 and $14,260,000, respectively)
                                                                   ----------         ----------
TOTAL EQUITY SECURITIES (cost:                                     1,082,320          1,054,143
 $795,281,000 and $791,652,000, respectively)
                                                                   ----------         ----------




                                                         Principal   Market             Market
                                                            Amount    Value Principal    Value
Bonds & Notes                                                 (000)    (000)   Amount     (000)
--------------------------------------------              -------- --------  -------- --------

BANKING & THRIFTS  -  1.81% / 1.84%
National Westminster Bank PLC:
     7.75% 2049                                               3,200    3,075     3,200    3,120
     7.375% 2009                                              2,500    2,443     2,500    2,488
     9.45% 2001                                               1,000    1,031     1,000    1,035
BANK ONE CORP.:
     5.625% 2004                                              2,500    2,345     2,500    2,364
     6.00% 2009                                               2,000    1,779     2,000    1,812
Imperial Capital Trust I, Series B, 9.98% 2026                2,950    2,621     2,950    2,692
MBNA Corp.:
     Capital A, Series A, 8.278% 2026                         2,010    1,749     2,010    1,783
     Capital B, Series B, 7.005% 2027 (6)                     1,000      824     1,000      810
Chase Capital II, Series B, 6.705% 2027 (6)                   2,500    2,363     2,500    2,364
Bankers Trust Corp. 6.70% 2007                                2,080    1,956     2,080    1,986
Advanta Capital Trust I 8.99% 2026                            3,000    2,070     3,000    1,980
Banque Nationale de Paris 6.765%/6.138% 2049 (6)              2,000    1,937     2,000    1,934
Chevy Chase Bank, FSB 9.25% 2008                              2,000    1,880     2,000    1,920
Fleet Capital Trust 7.14%/6.513% 2028 (6)                     1,500    1,482     1,500    1,481
Chase Capital III, Series C, 6.66%/6.053% 2027 (6)            1,500    1,410     1,500    1,410
Komercni Banka AS 9.00%/10.75% 2008 (2)(7)                    1,000      933     1,000      935
Abbey National PLC 6.70% 2049                                 1,000      902     1,000      913
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                    510      456       510      465
FINANCIAL SERVICES  -  1.66% / 1.73%
Capital One Bank:
     7.35% 2000                                               5,000    5,005     5,000    5,008
     6.375% 2003                                              2,500    2,398     2,500    2,412
Ford Motor Credit Co. 5.80% 2009                              3,500    3,102     3,500    3,147
Capital One Financial Corp.  7.125% 2008                      3,200    2,919     3,200    2,966
GS Escrow Corp. 7.125% 2005                                   3,000    2,696     3,000    2,726
BHP Finance Ltd. 6.75% 2013                                   2,680    2,392     2,680    2,441
Providian National Bank 6.65% 2004                            2,500    2,360     2,500    2,388
MBNA America Bank, NA 6.75% 2008                              2,500    2,302     2,500    2,324
Household Finance Corp. 6.40% 2008                            1,500    1,387     2,250    2,113
Wharf International Finance Ltd. 7.625% 2007                  1,750    1,624     1,750    1,582
AT&T Capital Corp. 6.875% 2001                                1,500    1,500     1,500    1,503
Capital One Capital I 7.755% 2027 (2)(6)                      1,250    1,079     1,250    1,080
DIVERSIFIED MEDIA & CABLE TELEVISION - 1.47% / 1.64%
Time Warner Inc. 9.125% 2013                                  5,500    6,023     5,500    6,162
NTL Inc.:
     0%/11.50% 2009 (2)(7)                                    4,500    2,626     4,500    2,651
     11.50% 2008                                              1,000    1,080     1,000    1,085
Fox/Liberty Networks, LLC 0%/9.75% 2007 (7)                   4,000    3,200     4,000    3,180
Comcast Cable Communications, Inc. 8.875% 2017                    -              2,500    2,760
Charter Communications Holdings, LLC 0%/9.92% 2011 (7)        4,000    2,340     4,000    2,420
Telemundo Holdings, Inc. 0%/11.50% 2008 (7)                   4,000    2,380     4,000    2,280
TCI Communications, Inc. 8.75% 2015                           2,000    2,182     2,000    2,213
Hearst-Argyle Television, Inc. 7.50% 2027                     2,000    1,848     2,000    1,836
Liberty Media Corp. 7.875% 2009 (2)                           1,500    1,493     1,500    1,499
Cablevision Industries Corp. 8.125% 2009                      1,250    1,228     1,250    1,246
Conecel Holdings Ltd.:
     Series A, 14.00% 2000 (2)(4)(5)                          3,000      300     3,000      300
     14.00% 2002 (5)                                          1,000      305     1,000      242
V2 Music Holdings, units 0%/14.00% 2008 (2)(7)                1,250      337     1,250      337
WIRELESS TELECOMMUNICATION SERVICES  -  1.13% / 1.10%
Nextel Communications, Inc.:
     0%/9.95% 2008 (7)                                        4,500    3,161     4,500    3,173
     0%/9.75% 2007 (7)                                        2,000    1,425     2,000    1,435
     0%/10.65% 2007 (7)                                       1,500    1,121     1,500    1,129
McCaw International, Ltd. (owned by Nextel                    6,000    4,140     6,000    3,990
 Communications, Inc.) 0%/13.00% 2007 (7)
Clearnet Communications Inc.:
     0%/11.75% 2007 (7)                                       5,250    2,587     5,250    2,511
     0%/10.40% 2008 (7)                                       4,000    1,750     4,000    1,690
     0%/10.125% 2009 (7)                                      1,250      759     1,250      766
Esat Telecom Group PLC 0%/12.50% 2007 (7)                     3,500    2,975     3,500    2,625
Omnipoint Corp. 11.625% 2006                                  1,500    1,590     1,500    1,590
TRANSPORTATION: AIRLINES  -  1.00% / 1.02%
Continental Airlines, Inc.:
     Series 1996-2C, 10.22% 2014 (8)                          2,092    2,204     2,092    2,233
     Series 1998-3C, 7.25% 2005                               1,500    1,436     1,500    1,454
     Series 1997-4A, 6.90% 2018                               1,469    1,360     1,469    1,371
United Air Lines, Inc.:
     Series 1996-A2, 7.87% 2019                               2,500    2,263     2,500    2,299
     Series 1995-A1, 9.02% 2012 (8)                           1,321    1,326     1,321    1,345
     9.00% 2003                                                 500      515       500      519
Delta Air Lines, Inc., pass-through trust: (8)
     Series 1993-A2, 10.50% 2016                              2,000    2,276     2,000    2,302
     Series 1992-A2, 9.20% 2014                               1,000    1,036     1,000    1,049
Airplanes Pass Through Trust, Class 1-C, 8.15% 2019 (8)       2,851    2,651     2,932    2,756
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (2)(8)         2,251    2,196     2,251    2,203
ENERGY & RELATED COMPANIES  -  0.88% / 0.90%
Union Pacific Resources Group, Inc. 7.30% 2009                3,100    2,977     3,100    3,005
USX Corp. 9.125% 2013                                         2,500    2,716     2,500    2,777
Oryx Energy Co. 8.375% 2004                                   2,500    2,564     2,500    2,574
Norcen Energy Resources Ltd. 7.375% 2006                      2,000    1,947     2,000    1,961
OXYMAR 7.50% 2016 (2)                                         2,500    1,661     2,500    1,734
Louis Dreyfus Natural Gas Corp. 9.25% 2004                    1,500    1,522     1,500    1,524
Cross Timbers Oil Co. 8.75% 2009                              1,000      945     1,000      965
Conoco Inc. 6.35% 2009                                        1,000      927     1,000      944
DIVERSIFIED TELECOMMUNICATIONS SERVICES
 - 0.75% / 0.74%
Cable & Wireless Communications PLC:
     6.625% 2005                                              3,300    3,259     3,300    3,292
     6.75% 2008                                               2,000    1,970     2,000    2,003
COLT Telecom Group PLC 0%/12.00% 2006 (7)                     3,750    3,300     3,750    3,225
Telesystem International Wireless Inc.                        3,700    2,368     3,700    2,127
 0%/13.25% 2007 (7)
CEI Citicorp Holdings SA 11.25% 2007 (2)                      2,500    2,044     2,500    2,044
ASSET-BACKED OBLIGATIONS (8)  -  0.63% / 0.64%
Sears Credit Account Master Trust II,                         3,250    3,046     3,250    3,072
 Series 1998-2, Class A, 5.25% 2008
H.S. Receivables Corp., Series 1999-1,                        2,500    2,475     2,500    2,475
 Class A, 8.13% 2004 (2)
First Consumer Master Trust, Series 1999-A,                   2,250    2,159     2,250    2,156
 Class A, 5.80% 2005 (2)
Providian Master Trust, Series 1999-2,                        1,750    1,737     1,750    1,748
 Class A, 6.60% 2007
FIRSTPLUS Home Loan Owner Trust,                              1,500    1,485     1,500    1,488
 Series 1997-1, Class A-6, 6.95% 2015
UTILITIES: ELECTRIC & GAS  -  0.59% / 0.60%
Israel Electric Corp. Ltd.: (2)
     7.25% 2006                                               2,500    2,364     2,500    2,396
     7.70% 2018                                               1,750    1,554     1,750    1,541
     7.75% 2027                                               1,500    1,296     1,500    1,322
Edison Mission Energy 7.73% 2009 (2)                          2,000    1,979     2,000    1,981
Commonwealth Edison Co., Series 75, 9.875% 2020               1,500    1,617     1,500    1,655
Energen Corp., Series B, 7.125% 2028                          1,500    1,325     1,500    1,353
MERCHANDISING  -  0.56% / 0.57%
J.C. Penney Co., Inc.:
     8.25% 2022                                               3,150    2,800     3,150    2,852
     7.60% 2007                                               2,000    1,859     2,000    1,911
     7.95% 2017                                               2,000    1,778     2,000    1,779
Dayton Hudson Corp. 8.50% 2022                                2,500    2,501     2,500    2,524
Venator Group, Inc., Series A, 7.00% 2002                       750      683       750      690
FOREST PRODUCTS & PAPER  -  0.48% / 0.54%
Fort James Corp. 6.625% 2004                                  2,500    2,410     2,500    2,429
Container Corp. of America 9.75% 2003                         2,000    2,040     2,000    2,040
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                 2,000    1,749     2,000    1,652
Kappa Beheer BV 10.625% 2009 (2)                              1,250    1,327     1,250    1,315
Pacifica Papers Inc. 10.00% 2009                                  -              1,000    1,030
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                 1,000      727     1,000      708
COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) (8)  -  0.52% / 0.53%
DLJ Mortgage Acceptance Corp., Series                         3,000    2,973     3,000    3,004
 1996-CF2, Class A1, 7.29% 2021 (2)
Morgan Stanley Capital I, Inc., Series 1998-HF2,              3,000    2,821     3,000    2,862
 Class A-2, 6.48% 2030
L.A. Arena Funding, LLC 7.66% 2026 (2)                        2,000    1,783     2,000    1,802
GMAC Commercial Mortgage Securities, Inc.,                    1,390    1,384     1,417    1,417
 Series 1997-C1, Class A-1, 6.83% 2003
REAL ESTATE  -  0.35% / 0.36%
SocGen Real Estate Co. LLC, Series A,                         5,700    5,144     5,700    5,216
 7.64%/8.40% preferred 2049 (2)(6)
EOP Operating LP 7.25% 2018                                   1,000      880     1,000      891
FOOD & HOUSEHOLD PRODUCTS  -  0.31% / 0.31%
Home Products International, Inc. 9.625% 2008                 3,000    2,737     3,000    2,708
Fage Dairy Industry SA 9.00% 2007                             2,000    1,760     2,000    1,800
Gruma, SA de CV 7.625% 2007                                   1,000      870     1,000      878
METALS: NONFERROUS  -  0.31% / 0.31%
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                2,750    2,077     2,750    2,080
Inco Ltd. 9.60% 2022                                          2,000    1,938     2,000    1,943
Doe Run Resources Corp. 12.231% 2003 (6)                      1,500    1,380     1,500    1,350
BROADCASTING & PUBLISHING - 0.31% / 0.31%
British Sky Broadcasting Group PLC  8.20% 2009 (2)            2,250    2,176     2,250    2,143
RBS Participacoes SA 11.00% 2007 (2)                          2,000    1,695     2,000    1,595
Ziff-Davis Inc. 8.50% 2008                                    1,500    1,562     1,500    1,470
HEALTH & PERSONAL CARE  -  0.28% / 0.29%
Allegiance Corp. 7.00% 2026                                   3,000    2,914     3,000    2,896
Lilly Del Mar 7.355% 2029 (2)(6)                              1,750    1,752     1,750    1,752
Integrated Health Services, Inc., Series A: (5)
     9.25% 2008                                               1,750      144     1,750      158
     9.50% 2007                                               1,250      103     1,250      112
LEISURE & TOURISM  -  0.22% / 0.22%
Royal Caribbean Cruises Ltd. 7.00% 2007                       3,000    2,823     3,000    2,857
Horseshoe Gaming Holding Corp. 8.625% 2009 (2)                1,000      955     1,000      963
BUSINESS SERVICES  -  0.28% / 0.12%
Allied Waste North America, Inc. 10.00% 2009 (2)              1,300    1,160     1,300    1,188
USA Waste Services, Inc. 6.50% 2002                           1,000      926     1,000      912
Cendant Corp. 7.75% 2003                                      2,750    2,743         -         -
ELECTRICAL & ELECTRONICS - 0.11% / 0.11%
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)           2,400    1,995     2,400    1,950
MULTI-INDUSTRY  -  0.16% / 0.10%
Tyco International Group SA 6.875% 2002 (2)                   2,800    2,761     1,800    1,774
MANUFACTURING & MATERIALS - 0.09% / 0.10%
Owens-Illinois, Inc. 8.10% 2007                               1,750    1,654     1,750    1,676
INSURANCE - 0.09% / 0.09%
ReliaStar Financial Corp. 8.00% 2006                          1,500    1,508     1,500    1,529
CHEMICALS  -  0.06% / 0.06%
Equistar Chemicals, LP 8.75% 2009                             1,000      988     1,000      992
APPLIANCES & HOUSEHOLD DURABLES - 0.06% / 0.06%
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                  1,000      984     1,000      978
INDUSTRIAL COMPONENTS  -  0.06% / 0.00%
Cooper Tire & Rubber Co. 7.25% 2002                           1,000      989         -         -
NON-U.S. GOVERNMENTS & GOVERNMENTAL
 AUTHORITIES  -  0.15% / 0.15%
Canadian Government 4.60% 2026 (9)                            2,000    1,533     2,000    1,496
Mendoza (Province of) 10.00% 2007 (2)                         1,300    1,017     1,300      978
FEDERAL AGENCY OBLIGATIONS: MORTGAGE
 PASS-THROUGHS (8) - 4.38% / 4.49%
Government National Mortgage Assn.:
     7.00% 2022-2029                                         18,345   17,747    18,531   18,121
     8.00% 2020-2029                                         16,210   16,422    16,290   16,600
     7.50% 2029                                               9,762    9,652     9,854    9,832
     6.50% 2029                                               9,333    8,758     9,343    8,887
     8.50% 2021-2029                                          2,361    2,439     2,364    2,451
     10.00% 2019                                                517      558       528      571
Fannie Mae:
     6.50% 2013                                               8,391    8,140     8,512    8,323
     6.00% 2013                                               8,297    7,872     8,376    8,018
     8.50% 2024                                               2,917    2,993     2,957    3,047
     7.00% 2009                                                 902      893       917      914
     9.00% 2019                                                 269      280       269      282
U.S. TREASURY OBLIGATIONS  -  11.16%  / 11.38%
     7.25% 2004-2016                                         50,000   51,963    50,000   52,739
     6.50% 2002-2005                                         50,000   50,151    50,000   50,581
     7.00% 2006                                              25,000   25,606    25,000   25,969
     10.375% 2009-2012                                       16,000   19,319    16,000   19,626
     6.625% 2007                                             15,000   15,059    15,000   15,291
     3.739% 2002 (9)                                         10,000   10,398    10,000   10,400
     8.75% 2000-2008                                          8,000    8,398     8,000    8,460
     8.25% 2005                                               5,000    5,032     5,000    5,046
     11.875% 2003                                             2,500    2,951     2,500    2,981
     9.125% 2009                                              1,500    1,638     1,500    1,655
     11.125% 2003                                             1,000    1,146     1,000    1,159
     11.75% 2010                                                500      608       500      615
     10.75% 2003                                                500      565       500      570
                                                                   ----------         ----------
TOTAL BONDS & NOTES (COST: $545,990,000                              515,961            519,633
 and $546,490,000, respectively)
                                                                   ----------         ----------

                                                                     Market             Market
                                                         Principal    Value Principal    Value
Short-Term Securities                                       Amount         0   Amount     (000)
--------------------------------------------              -------- --------  -------- --------
CORPORATE SHORT-TERM NOTES  -  6.15% / 6.07%
H.J. Heinz Co. 5.30%-6.05% due 12/2/1999-1/12/2000            8,600    8,582    25,300   25,277
Bell Atlantic Network Funding Corp. 5.30%-5.82%               5,500    5,490    17,500   17,440
 due 12/13/1999-1/11/2000
BellSouth Telecommunications, Inc. 5.28%                          -             15,000   14,994
 due 12/3/1999 (2)
Alcoa Inc. 5.30%-5.48% due 12/1-12/3/1999                         -             13,465   13,460
USAA Capital Corp. 5.85%-6.03% due 1/24-1/30/2000            21,500   21,403    13,400   13,273
Motorola, Inc. 5.32% due 12/23/1999                               -             12,300   12,258
PACCAR Financial Corp. 5.27% due 12/10/1999                       -              7,400    7,389
American Express Credit Corp. 5.55% due 3/1/2000             21,000   20,793         -         -
Colgate-Palmolive Co. 5.95% due 1/28/2000 (2)                 8,900    8,859         -         -
Sara Lee Corp. 5.87% due 1/6/2000                             8,100    8,092         -         -
Anheuser-Busch Companies, Inc. 6.05% due 2/11/2000            7,500    7,447         -         -
Merck & Co. Inc. 6.15% due 2/1/2000                           7,300    7,260         -         -
Gillette Co. 5.85% 1/10/2000 (2)                              4,600    4,592         -         -
Park Avenue Receivables 6.15% due 1/10/2000 (2)               4,250    4,243         -         -
Associates First Capital Corp. 4.00% due 1/3/2000             3,500    3,499         -         -
National Rural Utilities Cooperative Finance                  3,300    3,265         -         -
 Corp. 5.98% due 3/7/2000
Procter & Gamble Co. 6.05% due 2/11/2000                      2,700    2,681         -         -
FEDERAL AGENCY DISCOUNT NOTES  -  0.90% / 2.17%
Freddie Mac 5.44%-5.75% due 12/16/1999-2/15/2000             15,700   15,585    37,211   37,114
                                                                   ----------         ----------
TOTAL SHORT-TERM SECURITIES (COST:                                   121,791            141,205
  $121,799,000 and $141,204,000, respectively)
                                                                   ----------         ----------
TOTAL INVESTMENT SECURITIES (COST:                                 1,720,072          1,714,981
 $1,463,070,000 and $1,479,346,000, respectively)
Net cash, receivables and payables                                     8,048              (468)
                                                                   ----------         ----------
NET ASSETS                                                         1,728,120          1,714,513



(1)Non-income-producing security.
(2)Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(3)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5)Company not making interest payments; bankruptcy proceedings pending.
(6) Coupon rate changes periodically.
(7) Step bond; coupon rate will increase at a later date.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(9) Index-linked bond, which is a floating-rate note whose principal amount moves with a government retail price index.

ADR=American Depositary Receipts
See Notes to Financial Statements



American Variable Insurance Series Bond Fund
Investment Portfolio, December 31 and
 November 30, 1999
                                                    December November 30
Corporate Bonds                                        60.89%   61.25%
U.S. Government Bonds                                  16.80%   17.99%
Equity Securities                                       7.65%    7.79%
Non-U.S. Government Bonds                               3.03%    3.24%
Cash & Equivalents                                     11.63%    9.73%


                                                    December December November November 30

                                                    Principal  Market Principal  Market
                                                      Amount    Value   Amount    Value
Bonds & Notes                                           (000)    (000)    (000)    (000)
--------------------------------------------        -------- -------- -------- --------

WIRELESS TELECOMMUNICATION SERVICES
  -  8.02%/7.89%
Nextel Communications, Inc.:
 0%/9.95% 2008(1)                                      $2,625   $1,844   $2,625   $1,851
 0%/9.75% 2007(1)                                       2,475    1,763    2,475    1,776
 0%/10.65% 2007(1)                                      1,275      953    1,275      959
 12.00% 2008                                              500      560      500      557
McCaw International, Ltd. (owned by Nextel              2,125    1,466    2,125    1,413
 Communications, Inc.)
 0%/13.00% 2007 (1)
Nextel International, Inc. 0%/12.125% 2008(1)           1,000      590    1,000      550
Clearnet Communications Inc.:(1)
 0%/11.75% 2007                                       C$2658     1,310 C$2,658     1,271
 0%/10.40% 2008                                         3,000    1,312    3,000    1,267
 0%/10.125% 2009                                      $  500       304  $  500       306
Omnipoint Corp.:
 11.625% 2006                                           1,500    1,590    1,500    1,590
 11.50% 2009 (2)                                        1,000    1,080    1,000    1,080
Esat Telecom Group PLC 0%/12.50% 2007(1)                2,000    1,700    2,000    1,500
Crown Castle International Corp.:
 0%/10.625% 2007(1)                                     1,000      755    1,000      750
 0%/11.25% 2011(1)(2)                                   1,000      625    1,000      620
VoiceStream Wireless Corp. 10.375% 2009(2)              1,000    1,030    1,000    1,043
PanAmSat Corp. 6.125% 2005                              1,000      886    1,000      894
SpectraSite Holdings, Inc.:
 0%/11.25% 2009(1)                                      1,125      602    1,125      574
 0%/12.00% 2008(1)                                        500      295      500      285
PageMart Wireless, Inc.:
 0%/15.00% 2005(1)                                        500      439      500      440
 0%/11.25% 2008(1)                                        750      255      750      233
American Cellular Corp. 10.50% 2008                       500      554      500      555
Dobson/Sygnet Communications Co. 12.25% 2008              250      277      250      278
Conecel Holdings Ltd.:
 14.00% 2002(3)                                           500      153      500      121
 Series A, 14.00% 2000(2)(3)(4)                           600       60      600       60


BROADCASTING &  PUBLISHING  -  7.15%/7.57%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007(1)                                       2,750    2,200    2,750    2,186
 8.875% 2007                                              500      509      500      510
Charter Communications Holdings, LLC:
 0%/9.92% 2011(1)                                       3,250    1,901    3,250    1,966
 8.25% 2007                                               500      465      500      472
CBS Corp. 7.15% 2005                                    2,000    1,962    2,000    1,981
Liberty Media Corp. 7.875% 2009(2)                      1,900    1,891    1,900    1,898
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)          650      617      650      611
NTL Communications Corp.
 11.50% 2008                                              500      540      500      543
 Series B, 10.00% 2007                                    250      256      250      256
Hearst-Argyle Television, Inc. 7.00% 2018               1,500    1,333    1,500    1,337
Time Warner Inc.:
 7.75% 2005                                               500      506      500      511
 7.95% 2000                                               500      501      500      501
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                     500      510      500      500
 8.125% 2007                                              500      501      500      495
British Sky Broadcasting Group PLC 8.20% 2009(2)        1,000      967    1,000      953
Cablevision Industries Corp. 8.125% 2009                  750      737      750      747
American Media Operations, Inc. 10.25% 2009               750      759      750      743
Cox Communications, Inc. 7.75% 2006                        -        -       700      712
Telemundo Holdings, Inc. 0%/11.50% 2008(1)              1,000      595    1,000      570
Ziff-Davis Inc. 8.50% 2008                                500      521      500      490
Comcast Cable Communications, Inc. 8.875% 2017             -        -       250      276
Rogers Communications, Inc. 8.875% 2007                   250      252      250      251
V2 Music Holdings PLC 0%/14.00% 2008(1)(2)              L575       251    L575       248
RBS Participacoes SA 11.00% 2007(2)                       250      212     250       199
TVN Entertainment Corp. 14.00% 2008(2)                    300       84      300      120
Globo Comunicacoes Participacoes Ltd. 10.50% 2006(2)      120      104      120      100


BANKING  -  7.10%/7.18%
Advanta Corp.:
 Series B, 7.00% 2001                                   2,265    2,123    2,265    2,121
 Series D, 6.98% 2002                                   1,000      913    1,000      912
 Series D, 6.925% 2002                                    500      456      500      456
Advanta Capital Trust I 8.99% 2026                        500      345      500      330
J.P. Morgan & Co. Inc.:
 Series A, 6.783% 2012(5)                               2,000    1,729    2,000    1,755
 Series A, 6.00% 2009                                     340      304      340      310
SocGen Real Estate Co. LLC, Series A,                   2,250    2,030    2,250    2,059
 7.64% (undated)(1)(2)(6)
Bank One Corp.:
 Series A, 6.00% 2009                                   1,080      961    1,080      978
 Series A, 5.625% 2004                                  1,000      938    1,000      946
Deutsche Bank Capital Funding Trust I 7.872%            2,000    1,897    2,000    1,907
 (undated)(2)(6)
Sakura Capital Funding 6.446% (undated)(2)(6)           1,000      948    1,000      947
Abbey National PLC 6.70% (undated)(6)                     970      875      970      886
National Westminster Bank PLC:
 7.75% (undated)(6)                                       500      480      500      487
 9.375% 2003                                              276      293      276      296
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026         850      739      850      754
Capital One Bank 6.375% 2003                              500      480      500      482
Capital One Capital I 7.755% 2027 (2)(6)                  250      216      250      216
Imperial Capital Trust I, Imperial Bancorp 9.98% 202      550      489      550      502
Chevy Chase Bank, FSB 9.25% 2008                          500      470      500      480
Riggs Capital Trust II 8.875% 2027                        500      446      500      452
Bank of Scotland 7.00% (undated)(2)                       480      444      480      443
Bankers Trust New York Corp. 6.70% 2007                   250      235      250      239
Komercni Finance BV 9.00%/10.75% 2008(1)(2)               250      233      250      234


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) - 4.56%/4.62%
GS Mortgage Securities Corp. II, mortgage
 pass-through certificates:
 Series 1998-C1, Class E, 7.333% 2030(6)                1,250    1,074    1,250    1,076
 Series 1998-C1, Class D, 7.333% 2030(6)                1,000      899    1,000      880
Nomura Asset Securities Corp., Series 1998-D6,          1,748    1,680    1,762    1,707
 Class A-A1, 6.28% 2030(6)
L.A. Arena Funding, LLC, Series 1, Class A,             1,300    1,159    1,300    1,172
 7.656% 2026(2)
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 6.995% 2025(6)              1,000      984    1,000      991
 Series 1995-C2, Class A-1, 7.108% 2021(6)                141      140      146      144
CS First Boston Mortgage Securities Corp.,              1,106    1,067    1,114    1,084
 Series 1998-C1, Class A-1A, 6.26% 2040
Morgan Stanley Capital I Inc.,                          1,000      940    1,000      954
 Series 1998-HF2, Class A-2, 6.48% 2030
Norwest Asset Securities Corp.,                           879      834      885      843
 Series 1998-31, Class A-1, 6.25% 2014
LB Commercial Mortgage Trust, Series 1998-C1,             850      830      856      842
 Class A1, 6.33% 2030
Structured Asset Securities Corp.,                        669      684      679      698
 Series 1998-RF2, Class A, 8.55% 2027 (2)(6)
DLJ Mortgage Acceptance Corp.,                            600      593      600      597
 Series 1995-CF2, Class A1B, 6.85% 2027 (2)
Commercial Mortgage Acceptance Corp.,                     449      432      452      438
 Series 1998-C1, Class A-1, 6.23% 2007
GMAC Commercial Mortgage Securities, Inc.,                278      277      283      283
 Series 1997-C1, Class A1, 6.83% 2003


LEISURE & TOURISM  -  4.60%/4.45%
Joseph E. Seagram & Sons, Inc. 6.625% 2005              2,000    1,909    2,000    1,920
Mirage Resorts, Inc.:
 6.625% 2005                                            2,000    1,829    2,000    1,824
 6.75% 2007                                               500      441       -        -
Horseshoe Gaming Holding Corp. 8.625% 2009              1,500    1,432    1,500    1,444
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                             1,000      893    1,000      907
 7.00% 2007                                               500      470      500      476
William Hill Finance 10.625% 2008                       L750     1,242    L750     1,251
Premier Parks Inc.:
 9.75% 2007                                            $1,000     1005   $1,000      991
 0%/10.00% 2008(1)                                        250      171      250      170
Florida Panthers Holdings, Inc. 9.875% 2009             1,000      990    1,000      960
Boyd Gaming Corp. 9.50% 2007                              500      495      500      492
Carmike Cinemas, Inc., Series B, 9.375% 2009              375      328      375      358
International Game Technology 8.375% 2009                 250      242      250      242
Harrah's Operating Co., Inc. 7.875% 2005                  250      241      250      242


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  3.89%/3.89%
Cable & Wireless Communications PLC:
 6.625% 2005                                            3,660    3,615    3,660    3,651
 6.75% 2008                                               500      493      500      501
COLT Telecom Group PLC:
 8.875% 2007                                         DM1,250       691 DM1,250       689
 7.625% 2008                                            1,000      514    1,000      526
 0%/12.00% 2006(1)                                       $250      220  $  250       215
NEXTLINK Communications, Inc.:
 0%/12.25% 2009(1)                                      1,500      953    1,500      908
 9.625% 2007                                              500      491      500      488
Time Warner Telecom Inc. 9.75% 2008                     1,225    1,256    1,225    1,262
Versatel Telecom International NV 11.875% 2009            750      767      750      756
Qwest Communications International Inc.                   750      588      750      564
 0%/8.29% 2008(1)
Allegiance Telecom, Inc. 0%/11.75% 2008(1)                250      178      250      177
Viatel, Inc. 11.25% 2008                                  125      124      125      124


FINANCIAL SERVICES  -  2.86%/3.30%
Ford Motor Credit Co.:
 7.375% 2009                                               -        -     1,000    1,004
 5.80% 2009                                             1,000      886    1,000      899
AT&T Capital Corp. 6.875% 2001                          1,000    1,000    1,000    1,002
Toyota Motor Credit Corp. 6.00% 2003                    1,000      969    1,000      974
Capital One Financial Corp.  7.125% 2008                1,000      912    1,000      927
AB Spintab 7.50% (undated)(2)(6)                          750      718      750      720
Providian Financial Corp. 9.525% 2027(2)                  750      636      750      646
BHP Finance Ltd. 6.69% 2006                               600      569      600      576
Household Finance Corp. 6.40% 2008                        500      462      500      470
MBNA Corp., MBNA 6.75% 2008                               500      460      500      465
GS Escrow Corp. 7.125% 2005                               500      449      500      454
BankUnited Capital Trust, BankUnited Financial            250      218      250      227
 Corp., 10.25% 2026


TRANSPORTATION: AIRLINES  -  2.59%/2.66%
Continental Airlines, Inc., pass-through
 certificates(7):
 Series 1998-3, Class C-2, 7.25% 2005                     500      479      500      485
 Series 1997-1, Class C, 7.42%  2007                      470      459      470      462
 Series 1999-1, Class B, 6.795% 2020                      500      454      500      462
 Series 1998-3, Class A-2, 6.32% 2008                     500      454      500      461
 Series 1998-1, Class A,  6.648% 2019                     489      444      489      448
 Series 1996, Class C, 9.50% 2015                         228      235      228      238
Airplanes Pass Through Trust, pass-through              1,663    1,546    1,710    1,608
 certificates Series 1, Class C, 8.15%  2019(7)
Atlas Air, Inc. pass-through trust, Series 1998-1,      1,474    1,337    1,474    1,360
 Class A, 7.38% 2018(7)
Jet Equipment Trust(2)(7):
 Series 1995-D, 11.44% 2014                               300      338      300      345
 Series 1994-A, Class B1,11.79% 2013                      250      292      250      304
United Air Lines, Inc. 10.67% 2004(7)                     500      548      500      552


MULTI-INDUSTRY  -  2.48%/2.50%
Sony Corp. 6.125% 2003                                  2,500    2,437    2,500    2,453
American Standard Inc.:
 8.25% 2009(2)                                          1,000      962    1,000      995
 7.125% 2006                                        EUR  500       506EUR   500      500
Graham Packaging Co.:
 0%/10.75% 2009(1)                                       $750      510     $750      510
 8.75% 2008                                               500      480      500      480
Reliance Industries Ltd.:
 10.25% 2097(2)                                           500      440      500      429
 Series B, 10.25% 2097                                    250      220      250      215
Wharf International Finance Ltd., Series A,               515      478      515      466
 7.625% 2007
Hutchison Whampoa Finance (CI) Ltd.,                      300      281      300      283
 Series D, 6.988% 2037(2)


ENERGY SOURCES  -  2.18%/2.21%
Petrozuata Finance, Inc.:
 Series B, 8.22% 2017(2)                                1,500    1,117    1,500    1,129
 Series A, 7.63% 2009(2)                                1,000      805    1,000      796
Union Pacific Resources Group Inc. 7.30% 2009             840      807      840      814
USX Corp. 6.65% 2006                                    1,000      949    1,000      959
PDVSA Finance Ltd.:
 7.40% 2016                                               485      357      485      369
 9.75% 2010(2)                                            250      235      250      244
Norcen Energy Resources Ltd. 7.375% 2006                  500      487      500      490
Louis Dreyfus Natural Gas Corp. 9.25% 2004                500      507      500      508
Pioneer Natural Resources Co. 7.20% 2028                  375      273      375      278


Asset-Backed Obligations  -  2.15%/2.01%
ComEd Transitional Funding Trust, Transitional
 Funding Trust Notes:
 Series 1998, Class A-4, 5.39% 2005                     2,000    1,919    2,000    1,930
 Series 1998, Class A-6, 5.63% 2009                       500      464      500      468
Conseco Finance Home Loan Trust, Series                 1,250    1,242    1,250    1,253
 1999-G, Class B-2, 10.96% 2029
Sears Credit Account Master Trust II,                   1,000      937    1,000      945
 Series 1998-2, Class A, 5.25% 2008
FIRSTPLUS Home Loan Owner Trust,                          500      495      500      496
 Series 1997-1, Class A-6, 6.95% 2015
Green Tree Financial Corp., pass through                  499      414       -        -
 certificates, Series 1996-5, Class B-2, 8.45% 2027


FOREST PRODUCTS & PAPER  -  2.07%/2.00%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                            1,450    1,055    1,450    1,026
 10.25% 2002                                              500      396      500      376
Kappa Beheer BV 10.625% 2009(2)                     EUR  750       796EUR  1250    1,309
Container Corp. of America 9.75% 2003                  $1,000    1,020   $1,000    1,020
Fort James Corp. 6.625% 2004                              500      482      500      486
Packaging Corp. of America 9.625% 2009                    375      383      375      387
Pacifica Papers 10.00% 2009                               250      258      250      258
Scotia Pacific Co. LLC, Series B, Class A-2,             1000      874      250      206
 7.11% 2028


INDUSTRIAL COMPONENTS  -  1.62%/1.64%
Federal-Mogul Corp.:
 7.375% 2006                                            2,000    1,826    2,000    1,841
 7.75% 2006                                             1,000      926    1,000      935
 7.50% 2009                                             1,000      886    1,000      894
TRW Inc. 7.125% 2009(2)                                   500      473      500      480
BREED Technologies, Inc. 9.25% 2008(3)                  1,000       15    1,000       15


INSURANCE  -  1.63%/1.61%
Lindsey Morden Group Inc., Series B, 7.00% 2008(2)   C$2,750     1,702 C$2,750     1,679
Royal & Sun Alliance Insurance Group PLC                 $750      766     $750      759
8.95% 2029(2)
Conseco, Inc. 9.00% 2006                                  750      773      750      747
Jefferson Pilot Corp. 8.14% 2046(2)                       700      645      700      649
ReliaStar Financial Corp. 8.00% 2006                      250      251      250      255


UTILITIES: ELECTRIC & GAS  -  1.33%/1.50%
Israel Electric Corp. Ltd.(2):
 7.70% 2018                                             1,000      888    1,000      880
 7.75% 2027                                               620      536      620      547
 8.25% 2009                                               400      399      400      397
 7.75% 2009                                               250      241      250      241
Transener SA 9.25% 2008(2)                              1,000      873    1,000      872
Commonwealth Edison Co. 9.875% 2020                       400      431      400      441
United Utilities PLC 6.875% 2028                           -        -       500      425


HEALTH CARE PROVIDERS & SERVICES  -  1.19%/1.20%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                             2,000    1,830    2,000    1,816
 8.85% 2007                                               500      489      500      491
 7.15% 2004                                               500      470      500      471
Integrated Health Services, Inc.(3):
 Series A, 9.25% 2008                                   2,000      165    2,000      180
 Series A, 9.50% 2007                                     750       62      750       68


BUSINESS SERVICES  -  1.47%/0.99%
Waste Management, Inc.:
 6.625% 2002                                              925      862      925      844
 6.875% 2009(2)                                           500      421      500      414
Allied Waste North America, Inc. 10.00% 2009(2)         1,625    1,450    1,375    1,256
Cendant Corp. 7.75% 2003                                1,000      998       -        -


MERCHANDISING  -  0.26%/0.63%
Federated Department Stores, Inc. 6.30% 2009               -        -     1,000      919
J. C. Penney Co., Inc. 8.25% 2022                         750      667      750      679


FOOD & HOUSEHOLD PRODUCTS  -  0.52%/0.53%
Gruma, SA de CV 7.625% 2007                             1,000      870    1,000      878
New World Pasta Co. 9.25% 2009                            250      231      250      230
Fage Dairy Industry SA 9.00% 2007                         250      220      250      225


MACHINERY & ENGINEERING  -  0.48%/0.48%
Safety-Kleen Corp. 9.25% 2009                           1,000      968    1,000      963
Deere & Co. 8.95% 2019                                    250      261      250      264


ENERGY EQUIPMENT & SERVICES  -  0.45%/0.45%
McDermott Inc. 9.375% 2002                              1,150    1,149    1,150    1,146


HEALTH & PERSONAL CARE  -  0.42%/0.40%
Paracelsus Healthcare Corp. 10.00% 2006                 1,000      580    1,000      528
Allegiance Corp. 7.00% 2026                               500      486      500      483


CHEMICALS  -  0.29%/0.29%
Equistar Chemicals, LP 8.75% 2009                         750      741      750      744


ELECTRONIC COMPONENTS   -  0.57%/0.24%
Hyundai Semiconductor America, Inc. 8.625% 2007(2)       1750     1455      750      609


APPLIANCES & HOUSEHOLD SERVICES - 0.20%/0.20%
Salton/Maxim Housewares, Inc. 10.75% 2005                 500      515      500      510


IT CONSULTING & SERVICES  -  0.19%/0.19%
Ceridian Corp. 7.25% 2004                                 500      483      500      488


MISCELLANEOUS MATERIALS & COMMODITIES  -  0.19%/0.18%
Printpack, Inc. 10.625% 2006                              500      483      500      466


METALS: NONFERROUS  -  0.18%/0.18%
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                               500      378      500      378
 7.50% 2006                                               100       73      100       74


ELECTRICAL & ELECTRONICS  -  0.16%/0.17%
Zilog, Inc. 9.50% 2005                                    450      414      450      421


REAL ESTATE INVESTMENT TRUST  -  0.09%/0.09%
ProLogis Trust 7.05% 2006                                 250      236      250      238


NON U.S. GOVERNMENT OBLIGATIONS  -  3.03%/3.24%
Hellenic Republic 8.60% 2008                        GRD475,00    1,644GRD475,00    1,629
Argentina (Republic of):
 Series C, 0% 2001                                     $1,250    1,050   $1,250    1,048
 11.00% 2005                                              500      489      500      474
Panama (Republic of) 8.875% 2027                        1,750    1,474    1,750    1,457
Philippines (Republic of) 9.875% 2019                     500      496    1,000    1,020
Ontario (Province of) 5.50% 2008                        1,000      886    1,000      901
Canadian Government 4.599% 2026(5)                   C$1,000       767 C$1,000       748
Hungarian Government 15.00% 2001                    HUF105,00      435HUF105,00      427
Venezuela (Republic of) Eurobond 6.313% 2007(6)          $381      301     $405      317
Mendoza (Province of) 10.00% 2007(2)                      200      157      200      151


FEDERAL AGENCY OBLIGATIONS: MORTGAGE
 PASS-THROUGHS  -  6.56%/6.70%
Government National Mortgage Assn.:
 7.00% 2023-2029                                        4,628    4,479    4,652    4,551
 6.00% 2029                                             3,453    3,140    3,463    3,199
 8.00% 2023                                             1,976    1,996    2,004    2,036
 6.50% 2025-2028                                        1,081    1,015    1,095    1,042
 7.50% 2023-2024                                        1,012    1,005    1,015    1,016
 10.00% 2019                                              345      372      352      381
 9.50% 2021                                               332      352      341      362
Fannie Mae:
 7.00% 2012-2026                                        1,706    1,666    1,721    1,697
 6.50% 2013-2026                                        1,042    1,006    1,046    1,019
 6.00% 2013                                               861      817      864      827
 10.00% 2018-2025                                         471      504      479      515
 9.00% 2021                                               303      316      309      323


FEDERAL AGENCY OBLIGATIONS: OTHER
  -  4.14%/1.59%
Freddie Mac:
5.125%-6.60% 2004-2009                                  8,500    7,881    4,500    4,031
Fannie Mae 5.25% 2009                                   3,000    2,646       -        -


U.S. TREASURY OBLIGATIONS  -  6.10%/9.70%
 6.25% 2003                                             8,000    7,976   14,250   14,308
 7.50% 2005-2016                                        1,000    1,070    4,000    4,257
 10.375% 2009-2012                                      1,500    1,791    1,500    1,817
 8.875% 2017                                            2,575    3,112    1,325    1,632
 7.25% 2004                                             1,500    1,547    1,500    1,564
 5.75% 2002                                                -        -     1,000      992
                                                             ----------        ----------
TOTAL BONDS & NOTES  (cost: $218,866,000                       205,221           208,936
 and $222,255,000 respectively)
                                                             ----------        ----------

                                                                      Number of
                                                                      Shares or
                                                                      Principal
Stocks (common and preferred)                                           Amount
--------------------------------------------                          --------

BANKING  -  3.06%/3.23%
Fuji JGB Investment LLC, Series A, 9.87%               $2,100   $2,100   $2,350   $2,371
 noncumulative preferred(Japan)(2)
SB Treasury Co. LLC, Series A, 9.40%                   $1,500    1,493   $1,500    1,523
 noncumulative preferred(Japan)(2)
BNP U.S. Funding LLC, Series A, 7.738%                 $1,550    1,443   $1,550    1,443
 noncumulative preferred(France)(2)
Tokai Preferred Capital Co. LLC, Series A,
  9.98%/11.09% noncumulative preferred(Japan)(1)(2)    $1,250    1,245   $1,250    1,269
First Republic Capital Corp. 10.50% preferred(2)          750      686      750      722
NB Capital Corp. 8.35% exchangeable depositary         20,000      430   20,000      463
IBJ Preferred Capital Co. LLC, Series A,                 $400      378     $400      382
 8.79% noncumulative preferred(Japan)(2)


WIRELESS TELECOMMUNICATION SERVICES  -  0.75%/0.70%
Crown Castle International Corp.                        1,133    1,173    1,098    1,143
 12.75% Senior Exchangeable Preferred 2010 (8)(9)
Nextel Communications, Inc.,
 Series D, 13.00% exchangeable preferred                  328      348      328      348
 redeemable 2009 (8)(9)
McCaw International, Ltd. (owned by Nextel              2,000        5    2,000        5
  Communications, Inc.) warrants, expire 2007
 (2)(4)(9)
Esat Holdings Ltd., warrants, expire 2007               2,000      367    2,000      261
 (Ireland)(2)(4)(9)
Globalstar Telecommunications Ltd., warrants,             250       13      250       16
 expire 2004(9)
Conecel Holdings Ltd., Class B, warrants,              15,500        1   15,500        1
 expire 2000 (Ecuador)(2)(4)(9)
Iridium World Communications Ltd. warrants,               250       -       250       -
 expire 2005 (Bermuda)(2)(4)(9)


MULTI-INDUSTRY  -  0.52.%/0.50%
Swire Pacific Capital Ltd.                             65,000    1,316   65,000    1,268
 8.84% cumulative guarantedd perpetual
 capital securities (2)


REAL ESTATE  -  0.41%/0.43%
ProLogis Trust, Series D, 7.92% preferred              40,000      730   40,000      770
CarrAmerica Realty Corp., Series B, 8.57%              20,000      323   20,000      314
 cumulative redeemable preferred


BROADCASTING & PUBLISHING  -  0.23%/0.23%
Adelphia Communications Corp., Series B,                5,000      550    5,000      564
 13.00% 2009 (9)
NTL Inc., warrants, expire 2008 (2)(4)(9)                 238       31      238       22
TVN Entertainment Corp., warrants,                        300       -       300       -
 expires 2008(2)(4)(9)


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.16%/0.11%
COLT Telecom Group PLC (ADR)(United Kingdom)(9)         1,950      398    1,950      291


RECREATION  OTHER CONSUMER PRODUCTS
  -  0.00%/0.00%
V2 Music Holdings PLC, warrants, expire 2000              575       -       575       -
 (United Kingdom)(2)(9)
                                                             ----------        ----------
TOTAL STOCKS (cost: $11,954,000 and                             13,030            13,176
 $12,169,000 respectively)
                                                             ----------        ----------

                                                                      Principal
                                                                        Amount
Convertible Debentures                                                    (000)
--------------------------------------------                          --------

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  1.27%/1.37%
Bell Atlantic Financial Services, Inc.:
 4.25% convertible debentures 2005(2)                   2,000    2,460    2,500    2,719
 5.75%,convertible debentures 2003(2)                     750      758      750      744


BUSINESS SERVICES  -  0.57%/0.56%
USA Waste Services, Inc. 4.00% 2002                    $1,400    1,190   $1,400    1,169
EarthWatch Inc., Series B, 7.00% convertible               72      250       72      250
 preferred 2009(4)(8)(9)


WHOLESALE & INTERNATIONAL TRADE
  -  0.24%/0.24%
Ingram Micro Inc. 0% convertible debentures 2018        1,900      618    1,900      610



ELECTRONIC COMPONENTS  -  0.25%/0.23%
Advanced Micro Devices, Inc. 6.00% convertible            625      638      625      591
 subordinated notes 2005


MERCHANDISING  -  0.19%/0.19%
Sunglass Hut International Ltd. 5.25%                     600      483      600      483
 convertible debentures 2003


                                                             ----------        ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                              6,397             6,566
 $5,904,000 and $6,379,000 respectively)
                                                             ----------        ----------
TOTAL EQUITY SECURITIES  (cost:                                 19,427            19,742
 $17,858,000 and $18,548,000 respectively)
                                                             ----------        ----------



Short-Term Securities
--------------------------------------------
Corporate Short-Term Notes - 10.23%/7.14%

Associates Corp. of North America 5.71%                    -        -     7,700    7,699
 due 12/1/1999
Wal-Mart Stores Inc. 5.48%-5.53% due                       -        -     7,200    7,178
 12/20-12/21/1999 (2)
E.I. du Pont de Nemours and Co. 5.29% due 12/3/1999        -        -     3,200    3,198
Associats First Capital Corp. 4.00% due 1/3/2000        6,060    6,058       -        -
Avon Capital Corp. 6.70% due 1/6/2000 (2)               4,000    3,995       -        -
Equilon Enterprises, LLC 6.25% 1/10/2000                4,000    3,993       -        -
Halliburton Co. 6.30% 1/4/2000                          7,000    6,995       -        -
John Hancock Capital Corp. 5.90% 1/4/2000 (2)           5,000    4,997       -        -


Federal Agency Discount Notes - 0.00%/0.87%

Freddie Mac 5.30% due 12/10/1999                           -        -     2,200    2,197
                                                             ----------        ----------
TOTAL SHORT-TERM SECURITIES (cost:                              26,038            20,272
 $26,038,000 and $20,272,000 respectively)
                                                             ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                             250,686           248,950
 $262,762,000 and $261,075,000 respectively)
Excess of cash and receivables over payables                     3,548             4,367
                                                             ----------        ----------
NET ASSETS                                                    $254,234          $253,317
                                                             ==========        ==========
(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

(3) Company not making interest or dividend payments; bankruptcy proceedings pending.

(4) Valued under procedures established by the Board of Trustees.

(5) Index-linked bond whose principal amount moves with agovernment retail price index.

(6) Coupon rate may change periodically.

(7) Pass-through securities backed by a pool of mortgages or other assets on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9) Non-income-producing security.

See Notes to Financial Statements


American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, December 31 and November 30, 1999
                                                         31-Dec   30-Nov
                                                      Percent oPercent of
                                                      net assetnet assets


Corporate Bonds                                          78.01%   77.90%
Non-U.S. Govt Agencies                                    1.61%    1.56%
Equity Securities                                        14.75%   13.65%
Cash & Equivalents                                        5.63%    6.89%
                                                        100.00%  100.00%

Nextel Communications                                      4.46     4.59
Omnipoint                                                  4.68     4.47
COLT Telecom                                               4.46     3.73
NTL                                                        3.56     3.56
Charter Communications                                     1.97     2.03
Crown Castle International                                 2.05     2.01
Viatel                                                     1.71     1.99
Clearnet Communications                                    1.94     1.89
Chancellor Media Corp of Los Angeles                       1.78     1.75
Container Corp. of America                                 1.73     1.74


                                                      Principal  Market Principal Market
                                                        Amount    Value   Amount   Value
BONDS & NOTES                                            (000)     (000)   (000)    (000)
--------------------------------------------          -------- -------- -------- --------

WIRELESS TELECOMMUNICATION SERVICES
  -  19.50%/19.05%
Omnipoint Corp.:
 11.625% 2006                                           $12,700  $13,462  $12,700 $13,462
 14.00% 2003 (1)(2)(3)                                    9,996   10,476    9,342   9,903
 9.40%-10.479% 2006 (1)(4)                                5,000    4,975    5,000   4,850
Nextel Communications, Inc.(5):
 0%/9.95% 2008                                           11,000    7,728   11,000   7,755
 0%/10.65% 2007                                           6,500    4,859    6,500   4,891
 0%/9.75% 2007                                            3,000    2,137    3,000   2,152
McCaw International, Ltd. (owned by Nextel
 Communications, Inc.) 0%/13.00% 2007 (5)                 7,000    4,830    7,000   4,655
Nextel International, Inc. 0%/12.125% 2008 (5)            6,000    3,540    6,000   3,300
Nextel Partners Inc. 0%/14.00% 2009 (5)                   1,600    1,048      350     227
Clearnet Communications Inc.(5):
 0%/11.75% 2007                                       C$20,825    10,261C$20,825    9,962
 0%/10.40% 2008                                           7,000    3,062    7,000   2,957
American Cellular Corp. 10.50% 2008                      $7,850    8,694   $7,850   8,714
SpectraSite Holdings, Inc.(5):
 0%/11.25% 2009                                           7,875    4,213    7,875   4,016
 0%/12.00% 2008                                           5,250    3,098    5,250   2,993
Esat Telecom Group PLC:
 0%/12.50% 2007 (5)                                       5,125    4,356    5,125   3,844
 11.875% 2008                                             2,750    3,059    2,750   2,943
PageMart Wireless, Inc. 0%/11.25% 2008 (5)               21,650    7,361   21,650   6,712
Crown Castle International Corp.(5):
 0%/11.25% 2011 (1)                                       6,000    3,750    6,000   3,720
 0%/10.625% 2007                                          3,500    2,642    3,500   2,625
CTI Holdings SA 0%/11.50% 2008 (5)                       10,500    6,064   10,500   5,801
VoiceStream Wireless Corp.(1):
 0%/11.875% 2009 (5)                                      7,500    4,538    7,500   4,556
 10.375% 2009                                             1,000    1,030    1,000   1,042
Dobson Communications Corp. 11.75% 2007                   2,750    3,101    2,750   3,080
Comunicacion Celular SA 0%/14.125% 2005 (1)(5)            5,000    2,394    5,000   2,531
Centennial Cellular Corp. 10.75% 2008                     2,250    2,419    2,250   2,396
Occidente y Caribe Celular SA 0%/14.00% 2004 (5)          3,700    1,660    3,700   2,007
Telesystem International Wireless Inc.                    2,450    1,568    3,450   1,984
0%/13.25% 2007 (5)
Loral Orion Network Systems, Inc. 11.25% 2007             2,400    1,800    2,400   1,776
Western Wireless Corp. 10.50% 2006                        1,500    1,601    1,500   1,605
Teligent, Inc. 11.50% 2007                                1,500    1,463    1,500   1,440
PTC International Finance BV 0%/10.75% 2007 (5)           2,000    1,345    2,000   1,365
Teletrac Holdings, Inc.(3):
 9.00% 2004                                                 492      394      492     394
 senior note 10.00% 2000                                    116      116      116     116
Conecel Holdings Ltd.(6):
 14.00% 2002                                                750      229      750     182
 14.00% 2000(1)(3)                                        1,000      100    1,000     100
Cellco Finance NV 15.00% 2005(1)                            250      272      250     263


BROADCASTING &  PUBLISHING  -  18.54%/18.56%
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (5)        10,000    9,500   10,000   9,400
NTL Inc.:
 0%/10.75% 2008 (5)                                     L7,250     7,730  L7,250    7,870
 0%/9.75% 2008 (5)                                       $5,500    3,836   $5,500   3,754
 11.50% 2008                                              1,500    1,620    1,500   1,627
 Series B, 10.00% 2007                                    1,500    1,537    1,500   1,534
Charter Communications Holdings, LLC:
 0%/9.92% 2011(5)                                        17,500   10,237   17,500  10,587
 8.25% 2007                                               3,500    3,255    3,500   3,308
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                     6,000    6,120    6,000   6,000
 8.125% 2007                                              4,500    4,511    4,500   4,455
 9.375% 2004                                              1,500    1,549    1,500   1,526
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (5)                                        8,085    6,468    8,085   6,428
 8.875% 2007                                              4,410    4,487    4,410   4,498
American Media Operations, Inc. 10.25% 2009               6,650    6,733    6,650   6,584
ACME Intermediate Holdings, LLC 0%/12.00% 2005 (5)        8,911    6,327    8,911   6,238
Ziff-Davis Inc. 8.50% 2008                                6,000    6,248    6,000   5,880
Gray Communications Systems, Inc. 10.625% 2006            5,250    5,421    5,250   5,408
Muzak Holdings LLC 0%/13.00% 2010(5)                      6,500    3,867    6,500   3,770
Muzak LLC 9.875% 2009                                     1,000      972    1,000     963
Big City Radio, Inc. 0%/11.25% 2005 (5)                   6,000    4,020    6,000   4,095
Globo Comunicacoes Partcipacoes Ltda.:
 10.50% 2006(1)                                           2,750    2,386    2,750   2,289
 10.50% 2006                                              1,000      867    1,000     832
FrontierVision 11.00% 2006                                2,750    2,901    2,750   2,901
Avalon Cable of Michigan LLC:
 9.375% 2008                                              2,500    2,519    2,500   2,513
 0%/11.875% 2008(5)                                         500      326      500     330
Cablevision Industries Corp. 9.875% 2013                  2,500    2,637    2,500   2,606
TVN Entertainment Corp. 14.00% 2008 (1)                   6,500    1,820    6,500   2,600
Antenna TV SA 9.00% 2007                                  2,750    2,530    2,750   2,530
Multicanal Participacoes SA, Series B, 12.625% 2004       2,375    2,399    2,375   2,399
V2 Music Holdings PLC:
 0%/14.00% 2008(1)(5)                                     6,900    1,863    6,900   1,863
 0%/14.00% 2008(1)(5)                                   L1,000       436  L1,000      431
TransWestern Publishing Co. LLC 9.625% 2007              $2,250    2,233   $2,250   2,182
TeleWest Communications PLC 9.625% 2006                   2,000    2,035    2,000   2,040
Falcon Holding Group, LP, Falcon Funding Corp.            2,000    2,015    2,000   2,005
 8.375% 2010
STC Broadcasting, Inc. 11.00% 2007                        2,000    1,985    2,000   1,990
Telemundo Holdings, Inc. 0%/11.50% 2008 (5)               2,500    1,488    2,500   1,425
RBS Participacoes SA 11.00% 2007(1)                       1,000      848    1,000     797
Young Broadcasting Inc. 10.125% 2005                        750      763      750     765
Sun Media Corp. 9.50% 2007                                  325      322      325     323
Cumulus Media Inc. 10.375% 2008                             250      261      250     261

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  8.61%/8.88%
Viatel, Inc.:
 11.25% 2008                                              3,300    3,284    5,550   5,495
 0%/12.50% 2008 (5)                                       7,000    4,393    7,000   4,270
 11.15% 2008                                           DM6,000     3,094 DM6,000    3,027
 0%/12.40% 2008 (5)                                       1,000      334    1,000     324
COLT Telecom Group PLC:
 0%/12.00% 2006 (5)                                     $11,250    9,900  $11,250   9,675
 8.875% 2007                                           DM5,000     2,765 DM5,000    2,754
NEXTLINK Communications, Inc.:
 9.625% 2007                                             $3,500    3,439   $3,500   3,412
 9.00% 2008                                               3,000    2,843    3,000   2,827
 0%/12.25% 2009(5)                                        3,500    2,223    3,500   2,117
 0%/12.125% 2009(1)(5)                                    2,750    1,602    2,750   1,554
 12.50% 2006                                              1,000    1,080    1,000   1,070
Time Warner Telecom Inc. 9.75% 2008                       7,625    7,816    7,625   7,854
US Xchange, LLC 15.00% 2008                               4,625    3,608    4,625   3,839
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (5)                                       4,250    3,033    4,250   3,018
 12.875% 2008                                               625      706      625     694
Global TeleSystems Group, Inc. 9.875% 2005                3,600    3,294    3,600   3,312
GST Equipment Funding, Inc. 13.25% 2007                   3,000    2,970    3,000   3,000
IMPSAT Corp. 12.375% 2008                                 1,750    1,562    1,750   1,435
Versatel Telecom International NV 11.875% 2009        EUR 1,000    1,076EUR 1,000   1,057

LEISURE & TOURISM  -  5.71%/5.95%
Horseshoe Gaming Holdings Corp. 8.625% 2009            $   8,00    7,640 $   8,00   7,700
William Hill Finance 10.625% 2008                         3,550    5,878    3,550   5,922
Premier Parks Inc.:
 9.75% 2007                                               2,625    2,671    2,625   2,665
 0%/10.00% 2008 (5)                                       2,500    1,713    2,500   1,700
Boyd Gaming Corp.:
 9.25% 2003                                               3,250    3,291    3,250   3,283
 9.50% 2007                                               1,000      990    1,000     985
AMF Bowling Worldwide, Inc.:
 10.875% 2006                                             3,500    1,470    4,250   2,380
 0%/12.25% 2006 (5)                                       2,751      880    2,751   1,265
Sun International Hotels Ltd., Sun International
 North America, Inc.:
 8.625% 2007                                              2,250    2,115    2,250   2,093
 9.00% 2007                                                 750      724      750     712
International Game Technology 7.875% 2004                 2,800    2,702    2,800   2,730
Carmike Cinemas, Inc., Series B, 9.375% 2009              2,750    2,406    2,750   2,626
Harrah's Operating Co., Inc. 7.875% 2005                  2,275    2,190    2,275   2,198
Six Flags Entertainment Corp. 8.875% 2006                 2,000    1,955    2,000   1,960
KSL Recreation Group, Inc. 10.25% 2007                    1,250    1,250    1,250   1,231
Friendly Ice Cream Corp. 10.50% 2007                        925      786      925     800
Florida Panthers Holdings, Inc. 9.875% 2009                 500      495      500     480

FOREST PRODUCTS & PAPER  -  3.47%/3.97%
Container Corp. of America:
 9.75% 2003                                               9,600    9,792    9,600   9,792
 Series A, 11.25% 2004                                    2,000    2,070    2,000   2,080
Kappa Beheer BV:
 0%/12.50% 2009(1)(5)                                     4,750    2,999    4,750   2,930
 10.625% 2009(1)                                          1,500    1,592    1,500   1,578
Paperboard Industries International Inc. 8.375% 2007      1,250    1,188    4,000   3,680
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                             2,300    2,035    2,300   1,984
 10.00% 2007                                                250      186      250     178
Advance Agro PCL 13.00% 2007                              3,200    2,064    3,200   2,096
Pacifica Papers Inc. 10.00% 2009                             -        -     1,000   1,030
Pindo Deli Finance Mauritius Ltd. 10.75% 2007             1,300      946    1,300     920
Copamex Industrias, SA de CV, Series B, 11.375% 2004      1,000      907    1,000     908


FOOD & HOUSEHOLD PRODUCTS  -  2.91%/3.01%
Fage Dairy Industry SA 9.00% 2007                        10,500    9,240   10,500   9,450
Home Products International, Inc. 9.625% 2008             7,500    6,844    7,500   6,769
Salton/Maxim Housewares, Inc. 10.75% 2005                 3,125    3,219    3,125   3,187
DGS International Finance Co. 10.00% 2007(1)              1,250      641    2,000   1,205


MULTI-INDUSTRY  -  2.50%/2.48%
Graham Packaging Co.:
 0%/10.75% 2009 (5)                                       6,500    4,420    6,500   4,420
 8.75% 2008                                               4,250    4,080    4,250   4,080
Tekni-Plex, Inc. 9.25% 2008                               5,500    5,638    5,500   5,500
Wharf International Finance Ltd. 7.625% 2007              3,000    2,786    3,000   2,712
Reliance Industries Ltd. 10.50% 2046(1)                     250      238      250     236


BUSINESS SERVICES  -  3.04%/2.74%
Allied Waste North America, Inc. 10.00% 2009(1)           8,875    7,921    8,375   7,653
Safety-Kleen Services, Inc. 9.25% 2008                    7,375    7,135    7,375   7,228
EarthWatch Inc. 0%/12.50% 2005(1)(3)(5)                   2,880    1,925    2,880   1,905
Iron Mountain Inc.:
 10.125% 2006                                             1,500    1,530    1,500   1,549
 8.75% 2009                                                 350      336      350     331
Stericycle Inc. 12.375% 2009(1)                           1,000    1,020    1,000   1,015
Waste Management, Inc. 7.70% 2002                         1,000      958    1,000     944


BEVERAGES & TOBACCO  -  1.66%/1.67%
Delta Beverage Group, Inc. 9.75% 2003                     6,200    6,200    6,200   6,200
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                     3,750    3,741    3,750   3,741
 8.75% 2003                                               1,500    1,466    1,500   1,470


ELECTRONIC COMPONENTS - 1.76%/1.48%
Flextronics International Ltd. 8.75% 2007                 4,500    4,410    4,500   4,466
Samsung Electronics Co., Ltd.(1):
 7.45% 2002                                               3,150    3,098    3,150   3,080
 9.75% 2003                                                 500      516      500     519
Advanced Micro Devices, Inc. 11.00% 2003                  2,250    2,216    2,000   1,940
Fairchild Semiconductor Corp. 10.375% 2007                1,750    1,785      150     153


MISCELLANEOUS MATERIALS & COMMODITIES  -  1.47%/1.47%
Printpack, Inc. 10.625% 2006                              4,258    4,109    4,258   3,971
Anchor Glass Container Corp. 11.25% 2005                  4,000    3,600    4,000   3,760
Impress Metal Packaging Holdings BV 9.875% 2007        DM4,750     2,370 DM4,750    2,323


ENERGY SOURCES  -  1.71%/1.35%
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                    $3,000    2,962   $3,000   2,970
 8.75% 2009                                               1,000      945    1,000     965
Pogo Producing Co.:
 8.75% 2007                                               2,500    2,406    2,500   2,413
 10.375% 2009                                             1,250    1,300    1,250   1,306
Petrozuata Finance, Inc.(1):
 Series B, 8.22% 2017                                     1,000      745    1,000     752
 Series A, 7.63% 2009                                       800      644      800     637
Newfield Exploration Co., Series B, 7.45% 2007              250      227      250     231
HS Resources, Inc. 9.25% 2006                             2,500     2481       -       -


METALS: NONFERROUS  -  0.88%/0.87%
Kaiser Aluminum & Chemical Corp. 12.75% 2003              2,350    2,350    2,350   2,332
Doe Run Resources Corp. 11.25% 2005                       2,000    1,895    2,000   1,820
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026            2,400    1,813    2,400   1,815


BANKING  -  0.71%/0.71%
Advanta Corp.:
 Series D, 6.98% 2002                                     2,000    1,826    2,000   1,824
 Series D, 6.925% 2002                                    2,000    1,824    2,000   1,822
 7.50% 2000                                                 500      495      500     494
Komercni Finance BV 9.00%/10.75% 2008(1)(5)                 750      699      750     701


HEALTH & PERSONAL CARE  -  1.67%/1.69%
Paracelsus Healthcare Corp. 10.00% 2006                  13,000    7,540   13,000   6,857
Integrated Health Services, Inc.(6):
 Series A, 9.25% 2008                                     9,250      763    9,250     832
 Series A, 9.50% 2007                                     5,325      439    5,325     479
 10.25% 2006                                              5,000      412    5,000     450
Tenet Healthcare Corp. 8.00% 2005                         1,500    1,448    1,500   1,436
Sun Healthcare Group, Inc.(6):
 9.375% 2008 (1)                                          8,000      560    8,000   1,000
 Series B, 9.50% 2007                                     2,925      205    2,925     366
Mariner Health Group, Inc. 9.50% 2006 (6)                 8,100       81    8,100     162


MERCHANDISING  -  0.51%/0.52%
Kmart Corp., Series K-2, 9.78% 2020                       2,000    2,052    2,000   2,050
DR Securitized Lease Trust, pass-through certificates,    1,500    1,474    1,500   1,474
 Series 1994 K-2. 9.35% 2019 (7)


TRANSPORTATION: SHIPPING  -  0.47%/0.47%
Teekay Shipping Corp. 8.32% 2008                          3,500    3,211    3,500   3,185


ELECTRICAL & ELECTRONICS  -  0.50%/0.44%
Zilog, Inc. 9.50% 2005                                    3,750    3,450    3,250   3,039


FINANCIAL SERVICES  -  0.63%/0.44%
Providian Financial Corp. 9.525% 2027 (1)                 3,500    2,966    3,500   3,014
GS Escrow Corp. 7.125% 2005                               1,500    1,348       -       -


RECREATION & OTHER CONSUMER PRODUCTS
  -  0.44%/0.44%
Boyds Collection, Ltd. 9.00% 2008                         3,137    2,980    3,137   2,980


AUTOMOBILES  -  0.47%/0.57%
Key Plastics Holdings, Inc. 10.25% 2007                   3,000    1,290    3,000   1,950
Hayes Lemmerz International, Inc., Series B,              2,000    1,820    2,000   1,835
 8.25% 2008
BREED Technologies, Inc. 9.25% 2008 (6)                   7,375      111    7,375     111


TRANSPORTATION: AIRLINES  -  0.21%/0.21%
USAir, Inc., pass-through trust, Series 1993-A3,          1,500    1,440    1,500   1,431
 10.375% 2013 (7)


TEXTILES & APPAREL  -  0.20%/0.21%
WestPoint Stevens Inc. 7.875% 2005                        1,500    1,365    1,500   1,421


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)  -  0.18%/0.19%
Chase Commercial Mortgage Securities Corp.,               1,522    1,258    1,522   1,266
 Series 1998-2, Class E, 6.39% 2030 (7)


ENERGY EQUIPMENT & SERVICES  -  0.15%/0.15%
McDermott Inc. 9.375% 2002                                1,000      999    1,000     997


REAL ESTATE INVESTMENT TRUST  -  0.10%/0.10%
FelCor Suites LP 7.375% 2004                                750      682      750     682


NON U.S. GOVERNMENTS & GOVERNMENTAL
 AUTHORITIES  -  1.61%/1.56%
United Mexican States Government Eurobonds:
 Global, 11.375% 2016                                     2,250    2,551    2,250   2,477
 Global, 11.50% 2026                                        500      595      500     582
Panama (Republic of):
 Interest Reduction Bond, 3.75% 2014(1)(4)                3,000    2,355    3,000   2,228
 8.875% 2027                                                250      211      250     208
Argentina (Republic of):
 11.75% 2009                                                830      828      830     803
 11.00% 2006                                                725      721      725     694
 9.75% 2027                                                 800      722      800     668
 11.375% 2017                                               250      249      250     234
Philippines (Republic of):
 8.875% 2008                                              1,750    1,715    1,750   1,722
 9.875% 2019                                                500      496      500     510
Bulgaria (Republic of), Front-Loaded Interest               445      322      445     313
 Reduction Bond, 2.75% 2012 (4)
Turkey (Republic of) 12.375% 2009                           250      269      250     262

TOTAL BONDS & NOTES (cost:  $623,539,000                         545,656          543,573
 and $622,182,000 respectively)
                                                               ========          ========

                                                      Number of         Number of
                                                       Shares or        Shares or
Stocks (Common & Preferred)                           Principal         Principal
--------------------------------------------            Amount            Amount

WIRELESS TELECOMMUNICATION SERVICES
  -  5.16%/5.19%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred,               13,548   13,548   14,374  14,374
 redeemable 2010 (2)(8)
 Series D, 13.00% exchangeable preferred,                 2,132    2,260    2,132   2,260
 redeemable 2009 (2)(8)
McCaw International, Ltd. (owned by Nextel
 Communications, Inc.) warrants, expire 2007 (1)(3)(8)    2,500        6    2,500       6
Dobson Communications Corp.(2)(8):
 12.25% exchangeable preferred, redeemable 2008           4,660    4,660    4,519   4,700
 12.25% senior exchangeable preferred, redeemable 2008    3,872    3,873    3,756   3,906
Crown Castle International Corp. 12.75% preferred 2010    7,369    7,627    7,142   7,431
Omnipoint Corp.(8)                                       14,893    1,797   14,893   1,206
Omnipoint Corp. 7.00% convertible preferred               8,000    1,336    8,000   1,160
Comunicacion Celular SA, Class B, warrants,               5,000        1    5,000     275
 expire 2003 (Colombia)(1)(8)
Esat Telecom Group PLC, warrants, expire 2007             1,250      229    1,250     163
 (Ireland) (1)(3)(8)
Conecel Holdings Ltd., Class B, warrants,                25,900        3   25,900       3



DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.97%/2.25%
COLT Telecom Group (ADR) (United Kingdom)(8)             87,750   17,901   87,750  13,086
IXC Communications, Inc. (2)(8)                           1,647    1,812    1,647   1,812
Viatel, Inc. (8)                                         11,371      610   11,371     478
KMC Telecom Holdings Inc., warrants, expire 2008 (1)(8    9,500       28    9,500      28


BROADCASTING & PUBLISHING  -  2.10%/1.97%
ACME Communications, Inc. (8)                           106,579    3,544  106,579   3,604
Cumulus Media Inc. 13.75% preferred 2009 (2)              2,732    3,074    2,732   3,033
Radio One, Inc., Class A (8)                             33,700    3,100   37,500   2,370
Price Communications Corp. (8)                           78,238    2,176   90,538   2,269
Clear Channel Communications, Inc. (8)                   25,506    2,276   25,506   2,050
NTL Inc., warrants, expire 2008                           1,425      188    1,425     132
 (United Kingdom-Incorporated in USA) (1)(3)(8)
TVN Entertainment Corp., warrants, expire 2008 (1)(3)(    6,500       -     6,500      -


BANKING  -  1.78%/1.81%
Chevy Chase Preferred Capital Corp. 10.375%              38,200    1,858   38,200   1,934
Fuji JGB Investment LLC, Series A, 9.87%                  8,500    8,5008,500,000   8,575
 noncumulative preferred (Japan)(1)
First Republic Capital Corp. 10.50% preferred (1)         2,000    1,830    2,000   1,925


BUSINESS SERVICES  -  0.66%/0.63%
EarthWatch Inc.(2)(3)(8):
 Series B, 7.00% convertible preferred 2009             896,976    3,000  869,976   3,000
 Series C, 8.50% convertible preferred 2009 (1)         170,534      293  170,534     293
Verio Inc., warrants, expire 2004 (1)(8)                  7,350     1195    7,350     935
Teletrac, Inc.(3)(8)                                    316,366       47  316,366      47
Teletrac, Inc., Class A, warrants, expire 2004 (3)(8)   116,490       12  116,490      12


MULTI-INDUSTRY  -  0.47%/0.46%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
 perpetual capital securities (Hong Kong)(1)            160,000    3,240  160,000   3,120


FOREST PRODUCTS & PAPER  -  0.30%/0.30%
Packaging Corp. of America 12.375% preferred 2010 (2)(   18,516    2,037   18,517   2,027


ENERGY SOURCES  -  0.05%/0.06%
Cross Timbers Oil Co.                                    40,000      362   40,000     408


FINANCIAL SERVICES  -  0.03%/0.03%
Wilshire Financial Services Group, Inc. (8)             155,212      213  155,212     194


APPLIANCES & HOUSEHOLD DURABLES
  -  0.00%/0.00%
Protection One Alarm Monitoring, Inc., warrants,          6,400        2    6,400       1
 expire 2005 (1)(3)(8)

RECREATION  OTHER CONSUMER PRODUCTS
  -  0.00%/0.00%
V2 Music Holdings, warrants, expire 2008                  7,900       -     7,900      -
 (United Kingdom)(1)(8)

TEXTILES & APPAREL  -  0.00%/0.00%
Tultex Corp., warrants, expire 2007 (3)(8)              203,005       -   203,005      -
                                                               ----------        ----------

TOTAL STOCKS (cost:  $66,790,000                                  92,638           86,817
 and $61,768,000 respectively)
                                                               ========          ========
                                                      Principal         Principal
                                                        Amount            Amount
Convertible Debentures                                   (000)             (000)
--------------------------------------------          -------- -------- -------- --------

ELECTRONIC COMPONENTS  -  0.36%/0.33%
Advanced Micro Devices, Inc. 6.00%  2005                  2,400    2,448    2,400   2,268


MERCHANDISING  -  0.25%/0.25%
Sunglass Hut International, Inc. 5.25% 2003               2,125    1,711    2,125   1,710


WHOLESALE & INTERNATIONAL TRADE  -  0.23%/0.23%
Ingram Micro Inc. 0% 2018                                 4,905    1,594    4,905   1,576


WIRELESS TELECOMMUNICATION SERVICES  -  0.13%/0.13%
Piltel International Holding Corp. 1.75% 2006             1,875      909    1,875     900


HEALTH CARE PROVIDERS & SERVICES  -  0.01%/0.01%
Integrated Health Services, Inc. 5.75%  2001              3,500       70    3,500      70

                                                               ----------        ----------
TOTAL CONVERTIBLE DEBENTURES                                       6,732            6,524
 (cost:  $10,515,000 and $10,488,000 respectively)             ----------        ----------

Miscellaneous - 0.26%/0.00%
Other equity securities in initial period of acquisition            1,748              23

                                                               ----------        ----------
TOTAL EQUITY SECURITIES (cost:  $77,305,000                      101,118           93,364
 and $76,954,000 respectively)
                                                               ----------        ----------

Short-Term Securities
--------------------------------------------
CORPORATE SHORT-TERM NOTES  -  4.14%/4.04%
PACCAR Financial Corp. 5.27%-5.28%                           -        -     7,800   7,790
 due 12/8-12/10/1999
Bell Atlantic Network Funding Corp. 5.30%                    -        -     6,600   6,587
 due 12/13/1999
Halliburton Co. 5.27% due 12/21/1999                         -        -     5,400   5,383
H.J. Heinz Co. 5.28% due 12/2/1999                           -        -     5,000   4,999
Associates Corp. of North America 5.71%                      -        -     2,900   2,900
 due 12/1/1999
Pfizer Inc 5.87% due 2/7/2000 (1)                         9,400    9,342       -       -
Ford Motor Credit Co. 6.02% due 1/4/2000                  5,000    4,996       -       -
CIT Group Holdings, Inc. 4.75% due 1/3/2000               4,500    4,498       -       -
Bell Atlantic Network Funding Corp. 6.05%                 4,200    4,185       -       -
 due 1/21/2000
USAA Capital Corp 6.03% due 1/28/2000                     4,100    4,080       -       -
Gillette Co. 5.85% due 1/10/2000 (1)                      1,300    1,298       -       -


FEDERAL AGENCY DISCOUNT NOTES  -  0.00%/1.21%
Freddie Mac 5.36% due 12/9/1999                              -        -     8,300   8,289




TOTAL SHORT-TERM SECURITIES (cost:                                28,399           35,948
  $28,400,000 and $35,948,000 respectively)
                                                               ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                               675,173          672,885
  $729,244,000 and $735,084,000 respectively)
Excess of payables cash and receivables                           10,153           11,192
NET ASSETS                                                       685,326          684,077


1-Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.
2-Payment in kind.The issuer has the option
  of paying additional securities in lieu of cash.
3-Valued under procedures established by the
  Board of Trustees.
4-Coupon rate may change periodically.
5-Step bond-coupon; rate will increase at a later date.
6-Company not making interest payments,
  bankruptcy proceedings pending.
7-Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity
8-Non-income-producing security

ADR=American Depositary Receipts

See Notes to Financial Statements


U.S. Government Guaranteed/ AAA-Rated Securitites Fund
Investment Portfolio
                                                            December 31         November 30
------------------------------------------------         -------- -------- --------
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                   37.52            37.47
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                   32.93            33.94
U.S. TREASURY OBLIGATIONS                                    16.50            17.83
OTHER FEDERAL OBLIGATIONS                                     7.08             5.67
OTHER BONDS                                                   2.60             2.59
CASH & EQUIVALENTS                                            3.37             2.50
------------------------------------------------         -------- -------- --------

                                                            December 31         November 30

                                                        Principal  Market Principal  Market
                                                           Amount   Value    Amount   Value
Bonds & Notes                                               (000)   (000)     (000)   (000)
--------------------------------------------             -------- -------- -------- --------
Federal Agency Obligations:  Mortgage
 Pass-Throughs (1) -  29.46% / 30.50%
Government National Mortgage Assn.:
 6.00% 2013-2029                                           $25,423 $23,358   $26,237 $24,457
 7.00% 2023-2029                                            16,196   15,68    16,327  15,979
 8.00% 2023-2027                                             9,500    9,59     9,645   9,802
 7.50% 2022-2029                                             7,891    7,81     6,960   6,955
 6.50% 2028-2029                                             5,815    5,45     5,842   5,557
 8.50% 2021-2023                                             4,723    4,88     4,757   4,937
 9.50% 2019-2021                                             2,413    2,55     2,417   2,570
 10.00% 2019                                                 1,378    1,48     1,407   1,523
 5.50% 2013                                                    974      90       979     920
 9.00% 2009-2016                                               676      71       678     718
 10.50% 2019                                                    60       6        60      66
Fannie Mae:
 6.00% 2013-2029                                             7,320    6,87    11,310  10,768
 6.50% 2013-2028                                             9,190    8,84     9,252   8,983
 7.00% 2012-2028                                             6,040    5,89     6,091   5,997
 8.50% 2023-2027                                             4,543    4,67     4,633   4,789
 7.50% 2029-2039                                             3,992    3,90     4,551   4,447
 8.00% 2024                                                  3,795    3,84     3,805   3,872
 13.00% 2015                                                 1,836    2,09     1,886   2,183
 10.00% 2018                                                 1,839    1,96     1,873   2,009
 12.00% 2015-2019                                            1,719    1,92     1,749   1,965
 5.50% 2014                                                  1,892    1,75     1,909   1,787
 9.00% 2011-2025                                             1,113    1,15     1,151   1,202
Freddie Mac:
 6.00% 2014-2029                                            12,799   12,02    14,214  13,473
 8.25% 2008-2009                                             2,157    2,18     2,227   2,270
 5.50% 2013                                                  1,832    1,70     1,840   1,723
 7.00% 2008                                                  1,361    1,35     1,389   1,388
 8.00% 2012                                                  1,187    1,20     1,235   1,259
 8.50% 2018-2027                                             1,086    1,11     1,111   1,143
 11.00% 2018                                                   482      52       492     539
 9.50% 2016                                                     91       9        91      95
 12.00% 2016                                                     1                 1       1
Freddie Mac Gold 9.00% 2022-2028                             2,254    2,34     2,349   2,453

Collateralized Mortgage Obligations (Privately
 Originated) (1) - 22.70% / 22.55%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                      7,500    7,05     7,500   7,155
 Series 1997-HF1, Class A-1, 6.86% 2006 (2)                  4,168    4,12     4,187   4,173
 Series 1999-FNV1, Class A-2, 6.53% 2031                     3,000    2,80     3,000   2,844
 Series 1998-HF2, Class A-1, 6.01% 2030                      2,783    2,64     2,801   2,687
 Series 1998-WF2, Class A-1, 6.34% 2030                      2,714    2,62     2,732   2,663
 Series 1998-WF1, Class A-1, 6.25% 2030                      2,383    2,31     2,394   2,339
Ocwen Residential MBS Corp., Series 1998-R1,                 8,723    8,24     8,858   8,375
 Class AWC, 3.985% / 3.213% 2040 (2,3)
GE Capital Mortgage Services, Inc. Series 1994-15,           8,000    7,20     8,000   7,282
 Class A-10, 6.00% 2009
Nomura Asset Securities Corp., Series 1998-D6,               6,993    6,72     7,050   6,827
 Class A-A1, 6.28% 2030
Deutsche Mortgage & Asset Receiving Corp.,                   6,698    6,43     6,789   6,576
 Series 1998-C1, Class A-1, 6.22% 2007
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                       3,285    3,09     3,305   3,141
 Series 1995-C3, Class A-2, 6.949% / 6.755% 2025 (3)         1,500    1,48     1,500   1,488
 Series 1995-C3, Class A-3, 7.189% / 6.995% 2025 (3)         1,500    1,47     1,500   1,487
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.549% / 8.55% 2027 (2,3)         2,823    2,88     2,865   2,948
 Series 1998-RF1, Class A, 8.676% / 8.68% 2027 (2,3)         2,649    2,72     2,690   2,776
Mortgage Capital Funding, Inc., Series 1998-MC1,             5,782    5,60     5,820   5,686
 Class A-1, 6.42% 2030
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                        3,000    2,79     3,000   2,836
 Series 1998-1, Class A-1, 6.34% 2030                        2,681    2,60     2,700   2,644
CS First Boston Mortgage Securities Corp.,                   5,576    5,38     5,617   5,461
 Series 1998-C1, Class A-1A, 6.26% 2040
Security National Mortgage Loan Trust, Series                5,000    4,79     5,000   4,821
 1999-1, Class A-2, 8.353% 2030 (2)
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                       2,245    2,16     2,259   2,191
 Series 1998-C2, Class A-1, 5.80% 2006                       1,353    1,28     1,363   1,306
AMRESCO Commercial Mortgage Funding I Corp.,                 3,307    3,25     3,320   3,292
 Series 1997-C1, Class A-1, 6.73%  2029
J.P. Morgan Commercial Mortgage Finance Corp.,               3,000    2,97     3,000   2,991
 Series 1995-C1, Class A-2, 7.373% / 7.413% 2010 (3)
Nationsbanc Montgomery Funding Corp.,                        2,697    2,53     2,728   2,579
 Series 1998-5, Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class                 2,037    1,90     2,048   1,925
 IPP-A-1, 6.50% 2029
Freddie Mac Loan Receivables Trust, Series                   2,000    1,84     2,000   1,843
 1998-A, Class A-3, 6.69% 2020 (2)
LB Commerical Conduit Mortgage Trust, Series                 1,700    1,66     1,713   1,684
 1998-C1, Class A-1, 6.33% 2030
GMAC Commercial Mortgage Securities, Inc.,                   1,500    1,42     1,500   1,465
 Series 1997-C1, Class A-3, 6.869% 2007
DLJ Mortgage Acceptance Corp.,                               1,373    1,36     1,386   1,389
 Series 1996-CF1, Class A-1A, 7.28% 2028 (2)
DLJ Commercial Mortgage Corp.,                               1,250    1,15     1,250   1,171
 Series 1998-CF2, Class A-1B, 6.24% 2031
Norwest Asset Securities Corp., Series 1998-31,              1,143    1,08     1,150   1,095
 Class A-1, 6.25% 2014
Ryland Acceptance Corp., Series 88, Class E,                   708      70       708     712
 7.95% 2019

U.S. Treasury Obligations - 16.50% / 17.83%
8.875% 2017                                                 19,790   23,91    19,790  24,370
10.375% 2009                                                16,000   18,40    17,500  20,379
5.75% 2003                                                   7,160    7,01     7,560   7,468
10.75% 2003                                                  6,500    7,34     6,500   7,408
6.625% 2001                                                  3,000    3,01     4,500   4,542
7.875% 2021                                                  3,500    3,91     3,500   4,004
7.125% 2023                                                  3,425    3,56     3,425   3,652
7.25% 2004                                                     -       -       3,500   3,644
6.125% 2007                                                  3,650    3,55     3,650   3,612
12.00%  2013                                                 2,000    2,67     2,000   2,717
8.75% 2017                                                   1,400    1,67     1,400   1,704
11.625% 2002                                                 1,000    1,13     1,000   1,145
5.875% 2002                                                    125      12       125     124
Strip Principal, 0% 2027                                     5,780      97     2,880     499

Asset-Backed Obligations (1) - 14.82% / 14.92%
Green Tree Finacial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                        5,000    4,97     5,000   4,983
 Series 1996-7, Class A-6, 7.65% 2027                        3,000    2,99     3,000   3,021
 Series 1997-6, Class A-7, 7.14% 2029                        2,500    2,46     2,500   2,483
 Series 1997-6, Class A-6, 6.90% 2029                        2,500    2,47     2,500   2,481
 Series 1996-10, Class A-5, 6.83% 2028                       2,500    2,45     2,500   2,448
 Series 1999-2, Class A-2, 5.84% 2030                        2,500    2,43     2,500   2,445
 Series 1995-3, Class A-5, 7.30% 2025                        2,050    2,05     2,050   2,056
NPF:2
 XII, Inc., Series 1999-2, Class A, 7.05% 2003              11,875   11,67    11,875  11,706
 VI, Inc., Series 1999-1, Class A, 6.25% 2003                1,000      97     1,000     978
PP&L Transistion Bond Co. LLC, Series 1999-1,                8,750    8,71    10,250  10,345
 Class A-8, 7.15% 2008
EQCC Home Equity Loan Trust, Series 1999-2,                  5,000    4,87     5,000   4,886
 Class A-3F, 6.347% 2022
Puerto Rico Public Financing Corp., Series                   4,774    4,63     4,774   4,654
 1999-1, Class A, AMBAC Insured, 6.15% 2008
Chase Credit Card Master Trust, Series 1997-5,               4,000    3,90     4,000   3,931
 Class A, 6.194% 2005
Green Tree Recreational, Equipment & Consumer                3,000    2,95     3,000   2,964
 Trust, Series 1999-A, Class A-6, 6.84% 2029
Triad Auto Receivables Owner Trust, Series 1999-1,           3,000    2,93     3,000   2,942
 Class A-2, FSA Insured, 6.09% 2005
ComEd Transitional Funding Trust:
 Series 1998-1, Class A-5, 5.44% 2005                        1,600    1,50     1,600   1,518
 Series 1998-1, Class A-7, 5.74% 2008                        1,500    1,35     1,500   1,374
Standard Credit Card Master Trust I,                         2,500    2,55     2,500   2,565
 Series 1994-4, Class A, 8.25% 2003
PECO Energy Transition Trust, Series 1999-1                  2,000    1,84     2,000   1,871
 Class A-7, 6.13% 2009
Citibank Credit Card Master Trust I, Series 1998-9,          1,800    1,68     1,800   1,704
 Class A, 5.30% 2006

Federal Agency Obligations - Other - 7.08% / 5.67%
Fannie Mae:
 6.00% 2008                                                  9,850    9,22     9,850   9,367
 5.25% 2009                                                  3,000    2,64     3,000   2,689
Freddie Mac:
 5.125% 2008                                                 7,500    6,57     7,500   6,677
 5.75% 2008                                                  3,500    3,22     3,500   3,274
 6.25% 2004                                                  3,500    3,42        -       -
Tennessee Valley Authority, Series G, 5.375% 2008            3,250    2,88     3,250   2,937
Federal Home Loan Banks:
 5.125% 2003                                                 4,700    4,44     1,500   1,429
 5.625% 2001                                                   750      74       750     745

Collateralized Mortgage Obligations (Federal
 Agencies) (1) - 3.47% / 3.44%
Freddie Mac:
 Series 1567, Class A, 5.333% /                              6,463    6,28     6,513   6,338
 5.373% 2023 (3)
 Series 1716, Class A, 6.50% 2009                            2,250    2,15     2,250   2,192
 Series 1507, Class JZ, 7.00% 2023                             633      57       630     583
 Series 2030, Class F, 6.96% / 5.90% 2028 (3)                  245      24       248     250
 Series 83-B, Class B-3, 12.50% 2013                           200      21       200     218
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                        5,864    4,88     5,831   4,942
 Series 1997-28, Class C, 7.00% 2027                         1,000      95     1,000     962
 Series 1998-M6, Class A-2, 6.32% 2008                       1,000      92     1,000     944

Developmental Authorities - 2.38% / 2.38%
Inter-American Development Bank  8.875% 2009                10,000   11,17    10,000  11,374

Foreign Governmental Authorities -  0.22% / 0.21%
KfW International Finance Inc. 7.625% 2004                   1,000    1,01     1,000   1,025
                                                                  ----------        ----------
TOTAL BONDS & NOTES (cost: $468,371,000                             452,731          466,251
 and $477,919,000, respectively)
                                                                  ----------        ----------


Short Term Securities
Corporate Short-Term Notes -  2.62% / 0.88%
--------------------------------------------
Associates Corp. of North America  5.71% due 12/1/1999         -       -       4,200   4,199
Associates First Capital Corp. 4.00% due 1/3/2000            6,400    6,39        -       -
Ford Motor Credit Co. 6.02% due 1/4/2000                     5,900    5,89        -       -
                                                                  ----------        ----------
TOTAL SHORT-TERM SECURITIES (cost:                                   12,294            4,199
 $12,294,000 and $4,199,000 respectively)
                                                                  ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                                  465,02           470,450
 $480,665,000 and $ 482,118,000 respectivley)
Net cash, receivables and payables                                    3,529            7,729
                                                                  ----------        ----------
NET ASSETS                                                        $468,554          $478,179
                                                                  ----------        ----------
                                                                  ----------        ----------


(1)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2)Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(3)Coupon rate may change periodically.

See Notes to Financial Statements


American Variable Insurance Series Cash Management Fund
Investment Portfolio, December 31 and November 30, 1999
                                                     December December November November
                                                            3         3      30        30
                                                     Principa  Market  Principa   Market
                                                     Amount     Value   Amount     Value
Short-Term Securities                                 (000)     (000)    (000)     (000)
--------------------------------------------         -------- -------- -------- --------
Corporate Short-Term Notes - 72.99%/72.53%

Motiva Enterprises LLC 5.85% due 1/19/2000               9,80 $  9,770    9,800 $  9,720
AT&T Corp. 5.25% due 12/17/1999                                           9,500      9,476
Merck & Co., Inc. 5.72% due 1/31/2000                    9,20      9,15   9,200      9,108
Bell Atlantic Network Funding Corp. 5.27%-5.92%          9,00      8,96   9,000      8,992
 due 12/6/1999-1/25/2000
Duke Energy Corp. 5.28% due 12/7/1999                                     9,000      8,991
Exxon Asset Management Co. 5.81% due 1/5/2000 (1)        9,00      8,99   9,000      8,948
Motorola, Inc. 5.81% due 1/18/2000                       9,00      8,97   9,000      8,929
Vermont American Corp. 5.83% due 1/18/2000 (1)           9,00      8,97   9,000      8,929
International Lease Finance Corp. 5.76% due 2/1/2000     9,00      8,95   9,000      8,908
Park Avenue Receivables Corp. 5.97% due 1/10/2000 (1     8,86      8,84   8,861      8,801
CIT Group Holdings, Inc. 5.29%-5.88% due                 8,70      8,66   8,700      8,696
 12/3/1999-1/28/2000
SBC Communications Inc. 5.82% due 1/18/2000 (1)          8,70      8,67   8,700      8,631
Alcoa Inc. 5.30% due 12/1/1999                                            8,500      8,499
Coca-Cola Co. 5.77% due 1/13/2000                        8,50      8,48   8,500      8,440
Albertson's, Inc. 5.85% due 1/18/2000 (1)                8,50      8,47   8,500      8,432
A.I. Credit Corp. 5.81%-5.82% due 1/20/2000              8,50      8,47   8,500      8,430
Hershey Foods Corp. 5.28% due 12/9/1999                                   8,300      8,289
Ford Motor Credit Co. 5.32% due 12/8/1999                                 8,200      8,190
E.I. du Pont de Nemours and Co. 5.29% due 12/3/1999                       8,100      8,096
National Rural Utilities Cooperative Finance Corp.                        8,000      7,985
!5.30% due 12/13/1999
Halliburton Co. 5.27% due 12/22/1999                                      8,000      7,974
Procter & Gamble Co. 5.82% due 1/10/2000                 8,00      7,98   8,000      7,947
Chevron USA Inc. 5.80% due 1/11/2000                     8,00      7,98   8,000      7,946
American General Finance Corp. 5.84% due 1/18/2000       8,00      7,97   8,000      7,936
Household Finance Corp. 5.28%-5.94% due                  6,80      6,76   7,500      7,493
 12/6/1999-2/2/2000
Kimberly-Clark Corp. 5.81% due 1/24/2000 (1)             7,50      7,47   7,500      7,433
Harvard University 5.30% due 12/7/1999                                    7,200      7,193
IBM Credit Corp. 5.30% due 12/10/1999                                     7,000      6,990
H.J. Heinz Co. 5.27%-5.83% due 12/3/1999-1/25/2000       9,00      8,96   6,000      5,997
Monsanto Co. 5.93% due 1/7/2000 (1)                      6,00      5,99   6,000      5,963
Corporate Asset Funding Co. Inc. 5.40% due                                5,000      4,990
 12/14/1999 (1)
Wal-Mart Stores, Inc. 5.47% due 12/21/1999 (1)                            4,600      4,585
Pfizer Inc 5.87% due 2/9/2000 (1)                       10,00      9,935
Associates First Capital Corp. 4.00% due 1/3/2000        9,57      9,567
John Hancock Capital Corp. 5.90% due 1/4/2000 (1)        9,00      8,994
BellSouth Capital Funding Corp. 5.87% due 2/4/2000 (     9,00      8,949
Schering Corp. 6.00% due 2/8/2000                        9,00      8,941
Anheuser-Busch Companies, Inc. 5.68% due 2/3/2000        8,50      8,453
Gillette Co. 5.85% due 1/14/2000 (1)                     8,50      8,481
Baltimore Gas and Electric Co. 5.88% due 1/14/2000       8,19      8,181
Minnesota Mining and Manufacturing Co. 5.80%             8,20      8,172
 due 1/21/2000
American Express Credit Corp. 5.94% due 1/27/2000        7,80      7,765
Fortune Brands Inc. 6.25% due 1/26/2000                  5,80      5,774
Avon Capital Corp. 6.70% due 1/6/2000 (1)                4,60      4,595


Federal Agency Discount Notes - 27.23%/27.71%

Fannie Mae 5.21%-5.66% due 12/2/1999-2/9/2000           21,00     20,89  44,900     44,804
Freddie Mac 5.19%-5.82% due 12/1/1999-2/24/2000         40,30     40,05  39,945     39,865
International Bank for Reconstruction and Developmen    27,94     27,87  10,300     10,220
!5.48%-5.80% due 1/12-1/21/2000
Federal Home Loan Banks 5.36%-5.82% due                 10,59     10,54   3,300      3,295
 12/10/1999-2/18/2000

                                                              ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                               365,700           355,121
 $365,701,000 and $355,124,000 respectively)
Net cash, receivables and payables                                  (801)             (865)
                                                              ----------        ----------
NET ASSETS                                                       364,899           354,256
                                                              ==========       ==========

(1) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements


American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
at December 31, 1999 and November 30, 1999
(dollars in thousands, except per-share
 data)
                                                                       Global Small
                                                 Global              Capitalization
                                            Growth Fund                        Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                $725,056    $602,020        $288,428    $240,162
Cash                                                101          29               3          42
Receivables for-
 Sales of investments                                             40                        1,73
 Sales of fund's shares                           1,076         305             538         438
 Open forward currency
  contracts - net                                                                            -
 Dividends and interest                             272       1,305              70         200
                                            ----------   ----------     ----------   ----------
                                                  726,50    604,061            289,0    242,576
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                    16,081                       4,067
 Repurchases of fund's shares                                      6
 Management services                                376         314             177         145
 Distribution fees - Class 2                           7           6                           1
 Other expenses                                      27          28              11           9
                                            ----------   ----------     ----------   ----------
                                                      47     16,544                2      4,238
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                    726,02   $587,517            288,8   $238,338
                                            =========== ===========     =========== ===========
Investment securities at cost                  $460,362    $440,187            210,0   $182,722
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $327,137    $271,914        $178,020    $150,240
 Shares of beneficial interest
  outstanding                                15,274,162  14,316,682      10,248,227   8,756,127
 Net asset value per share                       $21.42      $18.99          $17.37      $17.16

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                     $398,890    $315,603        $110,782     $88,098
 Shares of beneficial interest
  outstanding                                18,635,121  16,625,731       6,381,225   5,139,964
 Net asset value per share                       $21.41      $18.98          $17.36      $17.14




                                            Growth Fund             International Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market              $9,374,786  $8,262,639      $4,502,726  $3,831,636
Cash                                                142         324              -          982
Receivables for-
 Sales of investments                                -          4,63             -          6,32
 Sales of fund's shares                           4,057       1,891           2,060         469
 Open forward currency
  contracts - net                                    -                           -           -
 Dividends and interest                           1,473       1,995           3,426       3,495
                                            ----------   ----------     ----------   ----------
                                                9,380,45  8,271,482          4,508,2  3,842,908
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                            -       56,900              -        2,931
 Repurchases of fund's shares                       4,47        4,63             1,9          58
 Management services                              2,723       2,506           1,874       1,622
 Distribution fees - Class 2                          21          18                           5
 Other expenses                                     270         276             379         431
                                            ----------   ----------     ----------   ----------
                                                    7,68     64,502              4,2      5,628
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                  9,372,77 $8,206,980          4,503,9 $3,837,280
                                            =========== ===========     =========== ===========
Investment securities at cost                   5,026,39 $5,033,490          2,292,1 $2,244,736
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                 $8,224,215  $7,270,253      $4,112,613  $3,526,134
 Shares of beneficial interest
  outstanding                               116,457,977 100,808,884     153,817,355 140,588,653
 Net asset value per share                       $70.62      $72.12          $26.74      $25.08

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                   $1,148,559    $936,727        $391,322    $311,146
 Shares of beneficial interest
  outstanding                                16,275,900  13,003,113      14,638,924  12,412,402
 Net asset value per share                       $70.57      $72.04          $26.73      $25.07

                                         New World Fund             Growth-Income Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                 $82,823     $66,926      $7,828,805  $7,656,736
Cash                                                 88         227             169         317
Receivables for-
 Sales of investments                                                            -         23,16
 Sales of fund's shares                             379         133           2,367       1,115
 Open forward currency
  contracts - net                                                -                           -
 Dividends and interest                             191         194           8,708      10,558
                                            ----------   ----------     ----------   ----------
                                                   83,48     67,480          7,840,0  7,691,895
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                     2,344              -       38,495
 Repurchases of fund's shares                                                    2,5        4,62
 Management services                                 54          42           2,192       2,149
 Distribution fees - Class 2                                                       2          22
 Other expenses                                       5           3             277         266
                                            ----------   ----------     ----------   ----------
                                                       6      2,397              5,2     45,756
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                  $83,415     $65,083          7,834,8 $7,646,139
                                            =========== ===========     =========== ===========
Investment securities at cost                    71,653     $63,481          6,715,4 $6,660,331
                                           ===========  ===========    ===========  ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                    $45,229     $36,771      $6,631,972  $6,537,371
 Shares of beneficial interest
  outstanding                                 3,843,422   3,482,087     200,490,319 168,938,996
 Net asset value per share                       $11.77      $10.56          $33.08      $38.70

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $38,186     $28,312      $1,202,832  $1,108,768
 Shares of beneficial interest
  outstanding                                 3,245,506   2,682,522      36,371,662  28,670,703
 Net asset value per share                       $11.77      $10.55          $33.07      $38.67

                                                  Asset
                                         Allocation Fund                  Bond Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market              $1,720,072  $1,714,981        $250,686    $248,950
Cash                                                175       1,563
Receivables for-
 Sales of investments                                 13          52                          68
 Sales of fund's shares                             664         112             286         127
 Open forward currency
  contracts - net                                    -           -                           -
 Dividends and interest                           8,538       8,606           3,681       3,986
                                            ----------   ----------     ----------   ----------
                                              1,729,579   1,725,790            254,6    253,744
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                     9,407
 Repurchases of fund's shares                         70        1,07               2          27
 Management services                                623         608             111         106
 Distribution fees - Class 2                           7           6                           1
 Other expenses                                      62         127              48          33
                                            ----------   ----------     ----------   ----------
                                                  1,459      11,277                4        427
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                               $1,728,120  $1,714,513            254,2   $253,317
                                            =========== ===========     =========== ===========
Investment securities at cost                $1,463,070  $1,479,346            262,7   $261,075
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                 $1,387,375  $1,393,837        $169,037    $173,264
 Shares of beneficial interest
  outstanding                                92,077,466  86,931,205      17,349,968  17,577,655
 Net asset value per share                       $15.07      $16.03           $9.74       $9.86

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                     $340,745    $320,676         $85,197     $80,053
 Shares of beneficial interest
  outstanding                                22,619,588  20,012,529       8,746,371   8,126,181
 Net asset value per share                       $15.06      $16.02           $9.74       $9.85

                                                                    U.S. Government/
                                             High-Yield                   AAA-Rated
                                              Bond Fund             Securities Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                $675,173    $672,885        $465,025    $470,450
Cash                                                141                         110         281
Receivables for-
 Sales of investments                                 35        1,35                        5,07
 Sales of fund's shares                               46        112              11          53
 Open forward currency
  contracts - net                                     18          40             -           -
 Dividends and interest                           9,676      10,841           3,908       3,870
                                            ----------   ----------     ----------   ----------
                                                  685,99    685,597            469,1    479,725
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                                        -        1,047
 Repurchases of fund's shares                         32          85               3          26
 Management services                                291         281             204         202
 Distribution fees - Class 2                           2           1
 Other expenses                                      33         365              26          25
                                            ----------   ----------     ----------   ----------
                                                      66      1,520                5      1,546
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                    685,32   $684,077        $468,554    $478,179
                                            =========== ===========     =========== ===========
Investment securities at cost                     729,24   $735,084        $480,665    $482,118
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $586,168    $588,997        $420,579    $431,383
 Shares of beneficial interest
  outstanding                                45,976,558  45,993,928      39,812,295  40,001,057
 Net asset value per share                       $12.75      $12.81          $10.56      $10.78

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $99,158     $95,080         $47,975     $46,796
 Shares of beneficial interest
  outstanding                                 7,779,063   7,429,225       4,542,189   4,341,910
 Net asset value per share                       $12.75      $12.80          $10.56      $10.78


                                                   Cash
                                         Management Fund
                                             ----------  ----------
                                           December 31, November 30,
                                                    1999        1999
----------------------------------          ----------- -----------
ASSETS:
Investment securities at market                $365,700    $355,121
Cash                                                 10         180
Receivables for-
 Sales of investments                                               -
 Sales of fund's shares                              11         141
 Open forward currency
  contracts - net                                                -
 Dividends and interest                                          -
                                            ----------   ----------
                                                365,721     355,442
LIABILITIES:                                ----------   ----------
Payables for-
 Purchases of investments                                     1,031
 Repurchases of fund's shares                         66            -
 Management services                                134         132
 Distribution fees - Class 2                           1           10
 Other expenses                                      13          13
                                            ----------   ----------
                                                    822       1,186
NET ASSETS AT                                ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                 $364,899    $354,256
                                            =========== ===========
Investment securities at cost                  $365,701    $355,124
                                            =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $316,831    $306,143
 Shares of beneficial interest
  outstanding                                28,679,142  27,506,247
 Net asset value per share                       $11.05      $11.13

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $48,068     $48,113
 Shares of beneficial interest
  outstanding                                 4,352,002   4,325,590
 Net asset value per share                       $11.04      $11.12

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the one month period
ended December 31, 1999 and
the year ended November 30, 1999
(dollars in thousands)
                                                                    Global Small
                                     Global Growth                Capitalization
                                              Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                    $556        $4,057             $60         $970
 Interest                                      267         2,668             129          816
                                        ----------    ----------      ----------   ----------
                                                  8        6,725             189        1,786
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       376         2,672             176        1,054
 Distribution fees - Class 2                    75           484              21          105
 Reports to shareholders                                      13               -            5
 Registration statement and
  prospectus                                                   7               -            3
 Postage, stationery and
  supplies                                       2             3               1            1
 Trustees' fees                                  2             4               1            1
 Auditing and legal fees                         5             3               2            1
 Custodian fee                                  14            82               8           23
 Taxes other than federal
  income tax                                                   4                            1
 Other expenses                                                4                            4
                                        ----------    ----------      ----------   ----------
                                                  4        3,276             209        1,198
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                     3        3,449             (20)         588
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                            7,9       28,893             8,25      24,832
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments             102,879       136,393          20,900       61,148
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                               102,8      136,393          20,900       61,148
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                               110,8      165,286          29,152       85,980
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    111,2     $168,735         $29,132      $86,568
                                         =========     =========       =========    =========



                                                                   International
                                       Growth Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                  $1,512       $19,665          $2,172      $45,571
 Interest                                    2,228        20,676           1,270        9,417
                                        ----------    ----------      ----------   ----------
                                             3,740        40,341             3,44      54,988
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                     2,723        26,451           1,874       17,107
 Distribution fees - Class 2                   218         1,417              74          470
 Reports to shareholders                        11           241               5          107
 Registration statement and
  prospectus                                                  89              -            38
 Postage, stationery and
  supplies                                      29            70              14           31
 Trustees' fees                                 34            69              16           32
 Auditing and legal fees                        63            67              29           35
 Custodian fee                                  40           269             138        1,415
 Taxes other than federal
  income tax                                                  86               -           64
 Other expenses                                  9            48               4           54
                                        ----------    ----------      ----------   ----------
                                             3,127        28,807             2,15      19,353
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                  613        11,534             1,28      35,635
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                        65,111     1,261,163          70,792      419,919
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments           1,119,232     1,604,675         623,662      971,987
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                          1,119,232     1,604,675           623,66     971,987
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                          1,184,343     2,865,838           694,45   1,391,906
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $1,184,956    $2,877,372           695,74  $1,427,541
                                         =========     =========       =========    =========




                                                                   Growth-Income
                                    New World Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended  Period ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999        1999*             1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                $     46     $     134         $11,556     $113,635
 Interest                                      148           419           4,955       48,424
                                        ----------    ----------      ----------   ----------
                                                  1          553            16,51     162,059
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                        54           154           2,192       26,220
 Distribution fees - Class 2                     7            17             241        2,063
 Reports to shareholders                                       1              11          266
 Registration statement and
  prospectus                                                   2              -            92
 Postage, stationery and
  supplies                                                                    27           84
 Trustees' fees                                                               31           82
 Auditing and legal fees                                                      58           85
 Custodian fee                                                 7              12          143
 Taxes other than federal
  income tax                                                                   -           91
 Other expenses                                                               10           53
                                        ----------    ----------      ----------   ----------
                                                             181             2,58      29,179
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                     1          372            13,92     132,880
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                              2            9         112,696    1,254,871
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments               7,725         3,445         116,969     (469,846)
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -               -            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                 7,7        3,445           116,96    (469,846)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                 7,9        3,454           229,66     785,025
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $8,125        $3,826           243,59    $917,905
                                         =========     =========       =========    =========



                                             Asset
                                   Allocation Fund                     Bond Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                  $1,965       $19,852             $37         $316
 Interest                                    4,074        48,017           1,718       18,173
                                        ----------    ----------      ----------   ----------
                                                6,0       67,869             1,75      18,489
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       623         7,418             111        1,228
 Distribution fees - Class 2                    70           608              18          149
 Reports to shareholders                         2            60                            8
 Registration statement and
  prospectus                                                  23                              3
 Postage, stationery and
  supplies                                       6            19               1            3
 Trustees' fees                                  7            19               1            2
 Auditing and legal fees                        13            19               2            3
 Custodian fee                                   3            40               1           12
 Taxes other than federal
  income tax                                                  20                            3
 Other expenses                                  2            14                            2
                                        ----------    ----------      ----------   ----------
                                                  7        8,240               13       1,413
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                   5,3       59,629             1,62      17,076
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                        (2,150)      108,464            (155)      (1,349)
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments              21,367       (42,237)             50      (10,317)
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                          (19)
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                21,3      (42,237)               5     (10,336)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                19,2       66,227              (10     (11,685)
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     24,5     $125,856             1,51      $5,391
                                         =========     =========       =========    =========



                                                                 U.S. Government/
                                        High-Yield                     AAA-Rated
                                         Bond Fund                Securites Fund
                                  -------------------------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                     $67          $836              -            -
 Interest                                    5,645        70,024          $2,700      $34,874
                                        ----------    ----------      ----------   ----------
                                                5,7       70,860             2,70      34,874
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       291         3,651             204        2,681
 Distribution fees - Class 2                    21           203              10           97
 Reports to shareholders                         1            25              -            19
 Registration statement and
  prospectus                                                    1             -               7
 Postage, stationery and
  supplies                                       2             9               2            6
 Trustees' fees                                  3             8               2            6
 Auditing and legal fees                         5             9               4            6
 Custodian fee                                   2            22               1           13
 Taxes other than federal
  income tax                                                   8              -             6
 Other expenses                                  1             7               1            5
                                        ----------    ----------      ----------   ----------
                                                  3        3,952               22       2,846
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                   5,3       66,908             2,47      32,028
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                          (922)      (13,757)           (450)      (3,881)
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments               8,138       (22,789)         (3,972)     (27,213)
Net change in unrealized appreciation
 (depreciation) on open forward               (167)          340               -            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                 7,9      (22,449)           (3,97     (27,213)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                 7,0      (36,206)           (4,42     (31,094)
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     12,4      $30,702         ($1,946)        $934
                                         =========     =========       =========    =========



                                   Cash Management
                                              Fund
                                  ---------------- ----------------
                                      Period ended    Year ended
                                      December 31,  November 30,
                                               1999          1999
----------------------------------     -----------   -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                                    -
 Interest                                   $1,761       $16,519
                                        ----------    ----------
                                                1,7       16,519
                                        ----------    ----------
Expenses:
 Management services fee                       134         1,441
 Distribution fees - Class 2                    10            97
 Reports to shareholders                         1            12
 Registration statement and
  prospectus                                                     4
 Postage, stationery and
  supplies                                       1             3
 Trustees' fees                                  1             4
 Auditing and legal fees                         3             3
 Custodian fee                                   1             7
 Taxes other than federal
  income tax                                                   3
 Other expenses                                                3
                                        ----------    ----------
                                                  1        1,577
                                        ----------    ----------
 Net investment income (loss)                   1,6       14,942
                                        ----------    ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                             0
                                        ----------    ----------
Net change in unrealized appreciation
 (depreciation) on investments                   2              (3)
Net change in unrealized appreciation
 (depreciation) on open forward                                -
 currency contracts
                                        ----------    ----------
Net unrealized appreciation
 (depreciation)                                               (3)
                                        ----------    ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                               (3)
                                        ----------    ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $1,612       $14,939
                                         =========     =========


*For the period June 17, 1999,
commencement of operations,
through November 30, 1999.

See Notes to Financial Statements








American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Changes in Net Assets                        Global
(dollars in thousands)                               Growth Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                $349       $3,449        $1,980
Net realized gain (loss) on investments                    7,977       28,893         9,087
Net unrealized appreciation (depreciation)
 on investments                                          102,879      136,393        26,951
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              111,205      168,735        38,018
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (1,567)      (1,453)       (1,226)
 Class 2                                                     (1,7          (98           (766)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (3,2        (2,43         (1,992)
Distributions from net realized gain on
 investments                                             (28,845)      (8,908)         (277)
                                                     -----------  -----------   -----------
Total dividends and distributions                        (32,114)     (11,344)       (2,269)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                5,394       67,540        45,339
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         14,698        6,056         1,395
  Cost of shares repurchased                              (1,060)     (10,585)      (15,055)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          19,032       63,011        31,679
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               23,049      108,096        61,131
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         17,416        5,288           874
  Cost of shares repurchased                                 (78)      (1,571)         (893)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  40,387      111,813        61,112
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            59,419      174,824        92,791
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  138,510      332,215       128,540

NET ASSETS:
Beginning of period                                      587,517      255,302       126,762
                                                     -----------  -----------   -----------
End of period                                           $726,027     $587,517      $255,302
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                ($1,752)      $1,343          $296
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            267,792    4,441,849     3,748,614
  Shares issued on reinvestment of dividends
   and distributions                                     741,190      444,162       118,716
  Shares repurchased                                     (51,502)    (681,311)   (1,315,104)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding         957,480    4,204,700     2,552,226
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,134,476    6,844,522     5,120,157
  Shares issued on reinvestment of dividends
   and distributions                                     878,682      390,215        73,850
  Shares repurchased                                      (3,768)    (105,965)      (78,598)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,009,390    7,128,772     5,115,409
                                                    ============ ============  ============



                                                   Global Small
                                                  Capitalization
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended  Period ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999      1998 (2)
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                ($20)        $588          $409
Net realized gain (loss) on investments                    8,252       24,832           925
Net unrealized appreciation (depreciation)
 on investments                                           20,900       61,148        (3,708)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               29,132       86,568        (2,374)
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                    (109)        (520)         (194)
 Class 2                                                                   (16            (36)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                   (1          (68           (230)
Distributions from net realized gain on
 investments                                             (24,812)      (1,115)              -
                                                     -----------  -----------   -----------
Total dividends and distributions                        (24,921)      (1,802)         (230)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               11,812       63,699        50,353
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         15,545        1,362           194
  Cost of shares repurchased                              (2,213)     (27,291)       (2,874)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          25,144       37,770        47,673
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               11,885       43,737        17,199
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          9,376          440            36
  Cost of shares repurchased                                (152)        (617)          (62)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  21,109       43,560        17,173
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            46,253       81,330        64,846
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   50,464      166,096        62,242

NET ASSETS:
Beginning of period                                      238,338       72,242        10,000
                                                     -----------  -----------   -----------
End of period                                           $288,802     $238,338       $72,242
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   ($35)         $92          $182
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            678,864    4,749,605     5,351,886
  Shares issued on reinvestment of dividends
   and distributions                                     940,440      129,600        23,072
  Shares repurchased                                    (127,204)  (2,142,344)     (355,692)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       1,492,100    2,736,861     5,019,266
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            682,640    3,234,870     1,915,704
  Shares issued on reinvestment of dividends
   and distributions                                     567,537       41,588         4,349
  Shares repurchased                                      (8,916)     (48,695)       (7,852)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  1,241,261    3,227,763     1,912,201
                                                    ============ ============  ============



                                                     Growth Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                $613      $11,534       $19,359
Net realized gain (loss) on investments                   65,111    1,261,163       847,243
Net unrealized appreciation (depreciation)
 on investments                                        1,119,232    1,604,675       296,599
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                            1,184,956    2,877,372     1,163,201
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (4,509)     (14,657)      (16,761)
 Class 2                                                                   (24           (125)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (4,5       (14,90        (16,886)
Distributions from net realized gain on
 investments                                          (1,263,287)    (825,168)     (580,855)
                                                     -----------  -----------   -----------
Total dividends and distributions                     (1,267,796)    (840,071)     (597,741)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                2,748       96,088       109,347
  Proceeds from shares issued on reinvestment
   of dividends and distributions                      1,116,782      792,389       586,639
  Cost of shares repurchased                             (93,709)    (792,339)     (589,670)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti       1,025,821       96,138       106,316
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               72,052      403,546       195,304
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        151,014       47,682        11,102
  Cost of shares repurchased                                (253)        (795)         (457)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                 222,813      450,433       205,949
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                         1,248,634      546,571       312,265
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,165,794    2,583,872       877,725

NET ASSETS:
Beginning of period                                    8,206,980    5,623,108     4,745,383
                                                     -----------  -----------   -----------
End of period                                         $9,372,774   $8,206,980    $5,623,108
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   ($67)      $4,340        $7,091
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             38,157    1,565,510     2,196,906
  Shares issued on reinvestment of dividends
   and distributions                                  16,915,817   15,490,288    13,311,288
  Shares repurchased                                  (1,304,881) (12,994,043)  (11,951,567)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      15,649,093    4,061,755     3,556,627
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            987,527    6,424,935     3,926,116
  Shares issued on reinvestment of dividends
   and distributions                                   2,288,785      933,831       252,355
  Shares repurchased                                      (3,525)     (13,499)      (10,179)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  3,272,787    7,345,267     4,168,292
                                                    ============ ============  ============


                                                   International
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,288      $35,635       $37,231
Net realized gain (loss) on investments                   70,792      419,919        47,635
Net unrealized appreciation (depreciation)
 on investments                                          623,662      971,987       335,472
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              695,742    1,427,541       420,338
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (13,966)     (43,883)      (45,333)
 Class 2                                                  (1,113)      (2,507)       (1,201)
                                                     -----------  -----------   -----------
  Total dividends from net investment income             (15,079)     (46,390)      (46,534)
Distributions from net realized gain on
 investments                                            (394,473)     (50,248)     (272,318)
                                                     -----------  -----------   -----------
Total dividends and distributions                       (409,552)     (96,638)     (318,852)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                3,903       34,895        41,886
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        374,983       91,716       312,120
  Cost of shares repurchased                             (54,835)    (435,475)     (471,251)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti         324,051     (308,864)     (117,245)
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               25,293       93,651        68,884
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         34,569        4,922         6,732
  Cost of shares repurchased                              (3,448)      (2,045)       (1,263)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  56,414       96,528        74,353
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                           380,465     (212,336)      (42,892)
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  666,655    1,118,567        58,594

NET ASSETS:
Beginning of period                                    3,837,280    2,718,713     2,660,119
                                                     -----------  -----------   -----------
End of period                                         $4,503,935   $3,837,280    $2,718,713
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   $680      $15,014         ($375)
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            149,417    1,765,824     2,567,211
  Shares issued on reinvestment of dividends
   and distributions                                  15,169,223    5,064,143    21,440,773
  Shares repurchased                                  (2,089,938) (22,707,024)  (30,137,030)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      13,228,702  (15,877,057)   (6,129,046)
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            962,154    4,634,989     4,258,892
  Shares issued on reinvestment of dividends
   and distributions                                   1,398,428      269,559       460,573
  Shares repurchased                                    (134,060)    (104,840)      (83,746)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,226,522    4,799,708     4,635,719
                                                    ============ ============  ============



                                                  New World Fund
                                                -------------------------------------
                                                    Period ended Period ended
                                                    December 31, November 30,
                                                        1999 (1)     1999 (3)
----------------------------------                   -----------  -----------
OPERATIONS:
Net investment income (loss)                                $128         $372
Net realized gain (loss) on investments                      272            9
Net unrealized appreciation (depreciation)
 on investments                                            7,725        3,445
                                                     -----------  -----------
 Net increase (decrease) in net assets
  resulting from operations                                8,125        3,826
                                                     -----------  -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                    (150)         (67)
 Class 2                                                       (1           (34)
                                                     -----------  -----------
  Total dividends from net investment income                   (2          (101)
Distributions from net realized gain on
 investments                                                 (34)             -
                                                     -----------  -----------
Total dividends and distributions                           (292)        (101)
                                                     -----------  -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                4,008       25,029
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            169           67
  Cost of shares repurchased                                 (76)        (440)
                                                     -----------  -----------
  Net increase (decrease) from Class 1 transacti           4,101       24,656
                                                     -----------  -----------
 Class 2:
  Proceeds from shares sold                                6,314       26,970
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            123           34
  Cost of shares repurchased                                 (39)        (302)
                                                     -----------  -----------
  Net increase from Class 2 transactions                   6,398       26,702
 Net increase (decrease) in net                      -----------  -----------
  assets resulting from capital share
  transactions                                            10,499       51,358
                                                     -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   18,332       55,083

NET ASSETS:
Beginning of period                                       65,083         10,000
                                                     -----------  -----------
End of period                                            $83,415      $65,083
                                                    ============ ============
Undistributed net investment income (distributions
 in excess of net income)                                   $129         $261
                                                    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            353,465    2,519,706
  Shares issued on reinvestment of dividends
   and distributions                                      14,709        7,034
  Shares repurchased                                      (6,839)     (44,653)
                                                     -----------  -----------
   Net increase (decrease) in shares outstanding         361,335    2,482,087
                                                    ============ ============
 Class 2:
  Shares sold                                            555,757    2,709,210
  Shares issued on reinvestment of dividends
   and distributions                                      10,726        3,570
  Shares repurchased                                      (3,499)     (30,258)
                                                     -----------  -----------
   Net increase in shares outstanding                    562,984    2,682,522
                                                    ============ ============


                                                         Growth-
                                                     Income Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999           1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                             $13,929     $132,880      $119,829
Net realized gain (loss) on investments                  112,696    1,254,871     1,068,839
Net unrealized appreciation (depreciation)
 on investments                                          116,969     (469,846)     (236,509)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              243,594      917,905       952,159
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (30,097)    (115,275)     (115,861)
 Class 2                                                     (4,6       (11,45         (5,220)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (34,7      (126,72       (121,081)
Distributions from net realized gain on
 investments                                          (1,257,729)  (1,064,215)     (633,062)
                                                     -----------  -----------   -----------
Total dividends and distributions                     (1,292,471)  (1,190,940)     (754,143)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                1,257       30,036        79,575
  Proceeds from shares issued on reinvestment
   of dividends and distributions                      1,097,689    1,093,525       730,769
  Cost of shares repurchased                            (113,133)  (1,041,360)     (713,841)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti         985,813       82,201        96,503
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               57,496      474,135       363,643
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        194,782       97,415        23,374
  Cost of shares repurchased                                (549)      (2,294)         (829)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                 251,729      569,256       386,188
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                         1,237,542      651,457       482,691
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  188,665      378,422       680,707

NET ASSETS:
Beginning of period                                    7,646,139    7,267,717     6,587,010
                                                     -----------  -----------   -----------
End of period                                         $7,834,804   $7,646,139    $7,267,717
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                $13,714      $34,526       $28,393
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             35,851      774,972     2,066,094
  Shares issued on reinvestment of dividends
   and distributions                                  34,671,173   30,452,267    20,193,738
  Shares repurchased                                  (3,155,701) (26,889,197)  (18,531,056)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      31,551,323    4,338,042     3,728,776
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,563,119   12,167,829     9,296,520
  Shares issued on reinvestment of dividends
   and distributions                                   6,154,235    2,709,787       643,598
  Shares repurchased                                     (16,395)     (59,137)      (23,804)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  7,700,959   14,818,479     9,916,314
                                                    ============ ============  ============

                                                          Asset
                                                 Allocation Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                             $ 5,313     $ 59,629      $ 57,128
Net realized gain (loss) on investments                   (2,150)     108,464       115,877
Net unrealized appreciation (depreciation)
 on investments                                           21,367      (42,237)        6,383
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               24,530      125,856       179,388
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (12,197)     (51,835)      (51,238)
 Class 2                                                     (2,7        (7,68         (3,336)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (14,9       (59,51        (54,574)
Distributions from net realized gain on
 investments                                            (108,804)    (115,203)      (78,277)
                                                     -----------  -----------   -----------
Total dividends and distributions                       (123,743)    (174,721)     (132,851)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  945       16,085        55,514
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         99,814      154,558       126,847
  Cost of shares repurchased                             (27,140)    (231,188)     (120,895)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          73,619      (60,545)       61,466
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               16,286      138,364       121,817
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         23,929       20,163         6,004
  Cost of shares repurchased                              (1,014)      (5,215)         (195)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  39,201      153,312       127,626
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                           112,820       92,767       189,092
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   13,607       43,902       235,629

NET ASSETS:
Beginning of period                                    1,714,513    1,670,611     1,434,982
                                                     -----------  -----------   -----------
End of period                                         $1,728,120   $1,714,513    $1,670,611
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $5,116      $14,824       $14,723
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             61,842    1,006,722     3,472,672
  Shares issued on reinvestment of dividends
   and distributions                                   6,831,915    9,936,348     8,206,467
  Shares repurchased                                  (1,747,496) (14,375,597)   (7,525,015)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       5,146,261   (3,432,527)    4,154,124
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,035,600    8,584,297     7,514,429
  Shares issued on reinvestment of dividends
   and distributions                                   1,637,814    1,294,397       385,691
  Shares repurchased                                     (66,355)    (326,832)      (12,673)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,607,059    9,551,862     7,887,447
                                                    ============ ============  ============



                                                       Bond Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,621      $17,076       $12,668
Net realized gain (loss) on investments                     (155)      (1,349)        1,054
Net unrealized appreciation (depreciation)
 on investments                                               50      (10,336)       (4,888)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                1,516        5,391         8,834
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (3,003)     (12,348)       (9,573)
 Class 2                                                     (1,4        (3,82         (1,605)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (4,4       (16,17        (11,178)
Distributions from net realized gain on
 investments                                                           (1,080)       (1,717)
                                                     -----------  -----------   -----------
Total dividends and distributions                         (4,425)     (17,256)      (12,895)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  226       23,707        64,860
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          3,003       13,208        11,132
  Cost of shares repurchased                              (5,507)     (40,585)      (18,584)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          (2,278)      (3,670)       57,408
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                5,106       37,873        33,674
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          1,422        4,048         1,763
  Cost of shares repurchased                                (424)      (4,348)       (1,431)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   6,104       37,573        34,006
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                             3,826       33,903        91,414
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      917       22,038        87,353

NET ASSETS:
Beginning of period                                      253,317      231,279       143,926
                                                     -----------  -----------   -----------
End of period                                           $254,234     $253,317      $231,279
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $1,580       $4,385        $3,506
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             22,935    2,350,427     6,220,296
  Shares issued on reinvestment of dividends
   and distributions                                     308,959    1,326,283     1,070,589
  Shares repurchased                                    (559,581)  (4,049,517)   (1,789,981)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding        (227,687)    (372,807)    5,500,904
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            517,185    3,794,942     3,219,589
  Shares issued on reinvestment of dividends
   and distributions                                     146,356      407,478       169,961
  Shares repurchased                                     (43,351)    (435,922)     (137,744)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    620,190    3,766,498     3,251,806
                                                    ============ ============  ============


                                                      High-Yield
                                                       Bond Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $5,386      $66,908       $70,319
Net realized gain (loss) on investments                     (922)     (13,757)        6,948
Net unrealized appreciation (depreciation)
 on investments                                            7,971      (22,449)      (66,774)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               12,435       30,702        10,493
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (13,126)     (64,228)      (65,776)
 Class 2                                                     (2,1        (7,68         (3,726)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (15,2       (71,91        (69,502)
Distributions from net realized gain on
 investments                                                          (10,695)       (8,320)
                                                     -----------  -----------   -----------
Total dividends and distributions                        (15,264)     (82,607)      (77,822)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                1,744       18,289        45,293
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         13,126       73,957        73,843
  Cost of shares repurchased                             (15,279)    (171,534)     (107,252)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti            (409)     (79,288)       11,884
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                3,289       30,578        49,128
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          2,138        8,650         3,979
  Cost of shares repurchased                                (940)      (6,260)       (1,418)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   4,487       32,968        51,689
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                             4,078      (46,320)       63,573
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,249      (98,225)       (3,756)

NET ASSETS:
Beginning of period                                      684,077      782,302       786,058
                                                     -----------  -----------   -----------
End of period                                           $685,326     $684,077      $782,302
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $4,014      $13,841       $17,744
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            136,572    1,381,259     3,143,506
  Shares issued on reinvestment of dividends
   and distributions                                   1,034,422    5,670,708     5,138,832
  Shares repurchased                                  (1,188,364) (12,975,153)   (7,540,786)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding         (17,370)  (5,923,186)      741,552
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            254,659    2,325,235     3,361,669
  Shares issued on reinvestment of dividends
   and distributions                                     168,481      665,715       280,937
  Shares repurchased                                     (73,302)    (480,054)     (105,506)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    349,838    2,510,896     3,537,100
                                                    ============ ============  ============



                                                U.S. Government/
                                                      AAA-Rated
                                                 Securities Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $2,476      $32,028       $30,885
Net realized gain (loss) on investments                     (450)      (3,881)        4,748
Net unrealized appreciation (depreciation)
 on investments                                           (3,972)     (27,213)        5,763
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               (1,946)         934        41,396
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (6,962)     (30,055)      (29,472)
 Class 2                                                       (7        (2,22           (938)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (7,7       (32,28        (30,410)
Distributions from net realized gain on
 investments                                                   -            -             -
                                                     -----------  -----------   -----------
Total dividends and distributions                         (7,718)     (32,282)      (30,410)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  941       27,407        97,521
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          6,961       30,055        29,472
  Cost of shares repurchased                             (10,015)    (133,690)      (71,432)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          (2,113)     (76,228)       55,561
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                1,753       22,324        26,930
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            757        2,227           938
  Cost of shares repurchased                                (358)      (7,625)       (3,235)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   2,152       16,926        24,633
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                                39      (59,302)       80,194
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (9,625)     (90,650)       91,180

NET ASSETS:
Beginning of period                                      478,179      568,829       477,649
                                                     -----------  -----------   -----------
End of period                                           $468,554     $478,179      $568,829
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $2,310       $7,682        $7,936
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             87,758    2,460,496     8,582,116
  Shares issued on reinvestment of dividends
   and distributions                                     659,229    2,735,646     2,630,834
  Shares repurchased                                    (935,749) (12,168,746)   (6,349,283)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding        (188,762)  (6,972,604)    4,863,667
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            162,396    2,025,288     2,379,800
  Shares issued on reinvestment of dividends
   and distributions                                      71,621      203,277        83,414
  Shares repurchased                                     (33,738)    (691,609)     (287,245)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    200,279    1,536,956     2,175,969
                                                    ============ ============  ============


                                                 Cash Management
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,610      $14,942       $13,045
Net realized gain (loss) on investments                        -            -             1
Net unrealized appreciation (depreciation)
 on investments                                                2           (3)            -
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                1,612       14,939        13,046
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (3,707)     (13,032)      (11,431)
 Class 2                                                    (526)        (1,66           (984)
                                                     -----------  -----------   -----------
  Total dividends from net investment income              (4,233)       (14,69        (12,415)
Distributions from net realized gain on
 investments                                                   -            -             -
                                                     -----------  -----------   -----------
Total dividends and distributions                         (4,233)     (14,699)      (12,415)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               19,537      282,973       269,818
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          3,707       13,032        11,431
  Cost of shares repurchased                             (10,257)    (239,463)     (258,426)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          12,987       56,542        22,823
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                4,545       41,842        40,995
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            526        1,667           984
  Cost of shares repurchased                              (4,794)     (29,551)      (21,792)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                     277       13,958        20,187
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            13,264       70,500        43,010
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   10,643       70,740        43,641

NET ASSETS:
Beginning of period                                      354,256      283,516       239,875
                                                     -----------  -----------   -----------
End of period                                           $364,899     $354,256      $283,516
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $1,592       $4,215        $3,971
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                          1,759,589   25,510,844    24,352,691
  Shares issued on reinvestment of dividends
   and distributions                                     336,087    1,182,023     1,037,352
  Shares repurchased                                    (922,781) (21,593,174)  (23,299,957)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       1,172,895    5,099,693     2,090,086
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            409,857    3,773,972     3,700,810
  Shares issued on reinvestment of dividends
   and distributions                                      47,642      151,230        89,256
  Shares repurchased                                    (431,087)  (2,666,463)   (1,966,921)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                     26,412    1,258,739     1,823,145
                                                    ============ ============  ============


(1) Represents the one month ended December 31, 1999.
(2) For the period April 30, 1998, commencement of operations, through November 30, 1998.
(3) For the period June 17, 1999, commencement of operations, through November 30, 1999.
(4) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements


Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The 11th fund, the New World Fund, commenced operations on June 17, 1999. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund offers Class 1 and Class 2 shares. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution. Holders of both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only their classes. The shares of each class represent an interest in the same portfolio of investments of each fund.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The series' year-end changed from November 30 to December 31 effective December 1, 1999. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are prorated between the classes based on the relative net assets of each class. Distribution and any other class-specific expenses, if any, are calculated daily at the class level based on the relative daily net assets of each class and the specific expense rate applicable to each class.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.
TAXATION - Dividend and Interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION - Each fund in the series intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal period. As a regulated investment company, each fund in the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund had net capital loss carryforwards available at December 31, 1999 and at November 30, 1999. The Asset Allocation Fund had a net capital loss carryforward available at December 31, 1999. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2003 through 2007, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Tax basis disclosures as of and for the one month ended December 31, 1999 and as of and for the year ended November 30, 1999 are as follows:


                                                                      (dollars in
                                  Global    Global Small              thousands)
                                  Growth   Capitalization    Growth   International
                                    Fund            Fund       Fund         Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $    7,97 $          8,25 $    65,10 $      70,763
  Net currency gain (loss)                                                       29

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                     284,23           91,69   4,613,55     2,253,753
  Unrealized
   depreciation                      19,53           13,35     265,15        43,190
  Net unrealized
   appreciation
   (depreciation)                   264,69           78,34   4,348,39     2,210,563
  Cost of portfolio
   securities                       460,36          210,08   5,026,39     2,292,163

 Capital loss carryforward at
  December 31, 1999                                                               -


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)        $   28,85 $         24,69 $ 1,260,93 $     395,686
  Net currency gain (loss)               3                         22            (7)
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                           -                                          -
    Capital gains                      -                                          -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                     183,39           70,06   3,561,22     1,650,486
  Unrealized
   depreciation                      21,56           12,62     332,07        63,586
  Net unrealized
   appreciation
   (depreciation)                   161,83           57,44   3,229,14     1,586,900
  Cost of portfolio
   securities                       440,18          182,72   5,033,49     2,244,736

 Capital loss carryforward at
  November 30, 1999                                                               -


                                                                      (dollars in
                                                                      thousands)
                                     New         Growth-      Asset
                                   World          Income   Allocation       Bond
                                    Fund            Fund       Fund         Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $      27 $        112,69 $    (2,15 $        (154)
  Net currency gain (loss)               (                                       (2)

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      12,75        1,849,34     373,63         4,134
  Unrealized
   depreciation                       1,58          735,96     116,63        16,210
  Net unrealized
   appreciation
   (depreciation)                    11,17        1,113,37     257,00       (12,076)
  Cost of portfolio
   securities                        71,65        6,715,43   1,463,07       262,762

 Capital loss carryforward at
  December 31, 1999                                              2,15         1,500


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)           19 *   $      1,254,89 $   108,47 $      (1,346)
  Net currency gain (loss)         (10)*                (2         (1           (21)
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                                                                      1
    Capital gains                                                                 -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                       6,06        1,686,83     344,10         3,495
  Unrealized
   depreciation                       2,62          690,43     108,47        15,620
  Net unrealized
   appreciation
   (depreciation)                     3,44          996,40     235,63       (12,125)
  Cost of portfolio
   securities                        63,48        6,660,33   1,479,34       261,075

 Capital loss carryforward at
  November 30, 1999                                                           1,346


                                                           (dollars in
                                                           thousands)
                                 High-Yiel U.S. Government     Cash
                                    Bond       AAA-Rated   Management
                                    Fund   Securities Fund     Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $     (97 $           (73           -
  Net currency gain (loss)             (11                           -

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      51,35              72 $         1
  Unrealized
   depreciation                     105,42           16,36           2
  Net unrealized
   appreciation
   (depreciation)                   (54,07          (15,64          (1)
  Cost of portfolio
   securities                       729,24          480,66     365,701

 Capital loss carryforward at
  December 31, 1999                  19,70           19,85           -


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)        $  (18,72 $         (3,59           -
  Net currency gain (loss)            1,40                           -
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                                                         -
    Capital gains                                       28           -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      42,03            1,59        -
  Unrealized
   depreciation                     104,23           13,25 $         3
  Net unrealized
   appreciation
   (depreciation)                   (62,19          (11,66          (3)
  Cost of portfolio
   securities                       735,08          482,11     355,124

 Capital loss carryforward at
  November 30, 1999                  18,72           19,12           -


 *  For the period
  June 17, 1999,
  commencement of operations,
  through November 30, 1999.


4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of the first $600 million of average net assets; 0.59% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.53% of such assets in excess of $1.2 billion; Global Small Capitalization Fund - 0.80% of the first $600 million of average net assets; and 0.74% of such assets in excess of $600 million; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; 0.35% of such assets in excess of $3.2 billion but not exceeding $5.2 billion; 0.33% of such assets in excess of $5.2 billion but not exceeding $8.4 billion; and 0.315% of such assets in excess of $8.4 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; New World Fund - 0.85% of average net assets; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.285% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.256% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.242% of such assets in excess of $10.5 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.36% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.32% of such assets in excess of $2.0 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the one month ended December 31, 1999 and the year ended November 30, 1999, distribution expenses under the Plan for the series aggregated $765,000 and $5,710,000 respectively. As of December 31, 1999 and November 30, 1999, accrued and unpaid distribution expenses were $765,000 and $671,000, respectively.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of December 31, 1999 and November 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption
(1993) net of any payments to Trustees, were $694,000 and $628,000, respectively. Certain Trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

5.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The following table presents additional information as of and for the periods ended December 31, 1999 and November 30, 1999:

                 (dollars in
                 thousands)

                                  Global    Global Small
                                  Growth   Capitalization   Growth   Interna-
                                    Fund            Fund      Fund   tional Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $   17,49 $         32,64 $  268,85 $    57,137
  Sales of invest-
   ment securities (1)               15,99           15,77    211,81     149,840
  Non-U.S taxes withheld on
   dividend and interest income          2                                   277
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                               29

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                        7,97            8,06     65,10      70,763
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    17               (        51         543
  Paid-in capital                   455,11          202,42  4,959,34   2,221,997


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $  245,15 $        166,68 $2,408,19 $ 1,217,049
  Sales of invest-
   ment securities (1)               87,80           95,38  2,755,32   1,537,097
  Non-U.S taxes withheld on
   dividend and interest income         28               5                 5,367
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                          3                        22        (208)

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                       28,66           24,63  1,262,76     393,901
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    (3               (       (61     (26,144)
  Paid-in capital                   395,69          156,17  3,710,70   1,841,532




                                     New         Growth-     Asset
                                   World          Income   Allocatio     Bond
                                    Fund            Fund      Fund       Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $    4,99 $        182,07 $   27,75 $    12,417
  Sales of invest-
   ment securities (1)                1,49          245,06     22,49      16,510
  Non-U.S taxes withheld on
   dividend and interest income                           -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                          (                                    (1)

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                          25          112,95     (2,15      (1,500)
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                                     (         8           1
  Paid-in capital                    71,85        6,594,76  1,468,15     266,238


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $   49,16 $      2,765,69 $  573,97 $   115,202
  Sales of invest-
   ment securities (1)                  23        3,323,95    591,35      85,155
  Non-U.S taxes withheld on
   dividend and interest income                                                -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                         (1              (2        (3        (152)

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                           1        1,257,98    108,72      (1,346)
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                     1               2         1          21
  Paid-in capital                    61,35        5,357,22  1,355,33     262,412




                                 High-Yiel U.S. Government    Cash
                                    Bond       AAA-Rated   Management
                                    Fund   Securities Fund    Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $   10,37 $          8,53          -
  Sales of invest-
   ment securities (1)                8,70           17,06          -
  Non-U.S taxes withheld on
   dividend and interest income                                     -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                          (                          -

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                      (19,70          (19,85          -
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    (5              13          -
  Paid-in capital                   754,90          501,74 $  363,308


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $  214,02 $        296,42          -
  Sales of invest-
   ment securities (1)              281,57          343,12          -
  Non-U.S taxes withheld on
   dividend and interest income                                     -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                        (37                          -

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                      (18,72          (19,53          -
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                 (1,10                 $       (1)
  Paid-in capital                   750,82          501,70    350,044


 (1)  Excludes short-
 term securities

 (2)  For the period
  June 17, 1999,
  commencement of operations,
  through November 30, 1999.


Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the one month ended December 31, 1999 and the year ended November 30, 1999, custodian fees for the series aggregated $224,000 and $2,033,000, respectively, of which $11,000 and $94,000, respectively, were paid by these credits rather than in cash.

The High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


 Non-U.S. Currency Sale Contracts
                                                                     Contract
                                                                       Amount
                                                                 ---------------


                                                          Fund       Non-U.S.           U.S.
                                                 --------------- -------------- ---------------
 At December 31, 1999:                    Euro
                                      expiring   High-Yield Bond       4,330,00       4,549,000
                                1/24-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond       6,696,00      10,831,000
                                 2/1-3/17/2000

 At November 30, 1999:                    Euro
                                      expiring   High-Yield Bond       4,330,00       4,596,000
                               12/6/1999-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond       6,696,00      10,838,000
                              12/17/1999-2/10/2000


                                                                         U.S.
                                                                    Valuation
                                                                 -----------------
                                                                                  Unrealized
                                                                                Appreciation
                                                          Fund         Amount   (Depreciation)
                                                 --------------- -------------- ---------------
 At December 31, 1999:                    Euro
                                      expiring   High-Yield Bond       4,372,00         177,000
                                1/24-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond      10,821,00          10,000
                                 2/1-3/17/2000

 At November 30, 1999:                    Euro
                                      expiring   High-Yield Bond       4,382,00         214,000
                               12/6/1999-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond      10,698,00         140,000
                              12/17/1999-2/10/2000


PER-SHARE
DATA AND
RATIOS
                                                Net gains
                                                (losses) on
                                                securitie   Total DividendDistri-
                                Net asse    Net    (both     from (from nebutions
                                 value, invest-  realized invest- invest-   (from   Total
Year                            beginnin   ment     and      ment    ment capital distri-
Ended (1)                       of year  income unrealizeoperationincome)  gains) butions
---------                       -----------------------------------------------------------
Global Growth Fund (2)
 Class 1
11/30/1997                       $10.00    $.06    $ .59    $ .65   $(.03)      -   $(.03)
11/30/1998                        10.62     .13     2.43     2.56    (.14)  $(.02)   (.16)
11/30/1999                        13.02     .14     6.39     6.53    (.12)   (.44)   (.56)
12/31/1999                        18.99     .01     3.43     3.44    (.11)   (.90)  (1.01)
 Class 2
11/30/1997                        10.00     .03      .60      .63    (.02)      -    (.02)
11/30/1998                        10.61     .10     2.44     2.54    (.11)   (.02)   (.13)
11/30/1999                        13.02     .11     6.37     6.48    (.08)   (.44)   (.52)
12/31/1999                        18.98     .01     3.42     3.43    (.10)   (.90)  (1.00)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                       $10.00    $.07    $(.92)   $(.85)  $(.04)     -    $(.04)
11/30/1999                         9.11     .06     8.20     8.26    (.08)  $(.13)   (.21)
12/31/1999                        17.16       -     1.92     1.92    (.01)  (1.70)  (1.71)
 Class 2
11/30/1998                        10.00     .04     (.91)    (.87)   (.03)     -     (.03)
11/30/1999                         9.10     .04     8.19     8.23    (.06)   (.13)   (.19)
12/31/1999                        17.14       -     1.92     1.92       -   (1.70)  (1.70)
Growth Fund
 Class 1
11/30/1995                        31.94     .33    10.63    10.96    (.29)   (.80)  (1.09)
11/30/1996                        41.81     .24     5.17     5.41    (.29)  (3.40)  (3.69)
11/30/1997                        43.53     .27     9.61     9.88    (.27)  (3.02)  (3.29)
11/30/1998                        50.12     .19    10.91    11.10    (.17)  (6.14)  (6.31)
11/30/1999                        54.91     .11    25.35    25.46    (.14)  (8.11)  (8.25)
12/31/1999                        72.12     .01     9.64     9.65    (.05) (11.10) (11.15)
 Class 2 (5)
11/30/1997                        40.59     .11     9.51     9.62    (.12)      -    (.12)
11/30/1998                        50.09     .08    10.90    10.98    (.05)  (6.14)  (6.19)
11/30/1999                        54.88    (.02)   25.33    25.31    (.04)  (8.11)  (8.15)
12/31/1999                        72.04       -     9.63     9.63       -  (11.10) (11.10)
International Fund
 Class 1
11/30/1995                        13.27     .34     1.02     1.36    (.33)   (.41)   (.74)
11/30/1996                        13.89     .28     1.96     2.24    (.31)   (.29)   (.60)
11/30/1997                        15.53     .25     1.18     1.43    (.27)   (.62)   (.89)
11/30/1998                        16.07     .22     2.21     2.43    (.28)  (1.65)  (1.93)
11/30/1999                        16.57     .25     8.87     9.12    (.30)   (.31)   (.61)
12/31/1999                        25.08     .01     4.34     4.35    (.10)  (2.59)  (2.69)
 Class 2 (5)
11/30/1997                        15.86     .13      .23      .36    (.16)      -    (.16)
11/30/1998                        16.06     .20     2.19     2.39    (.24)  (1.65)  (1.89)
11/30/1999                        16.56     .10     8.98     9.08    (.26)   (.31)   (.57)
12/31/1999                        25.07     .01     4.33     4.34    (.09)  (2.59)  (2.68)
New World Fund (6)
 Class 1
11/30/1999                        10.00     .07      .51      .58    (.02)      -    (.02)
12/31/1999                        10.56     .01     1.25     1.26    (.04)   (.01)   (.05)
 Class 2
11/30/1999                        10.00     .06      .51      .57    (.02)      -    (.02)
12/31/1999                        10.55     .02     1.25     1.27    (.04)   (.01)   (.05)
Growth Income Fund
 Class 1
11/30/1995                        25.30     .73     7.20     7.93    (.73)  (1.03)  (1.76)
11/30/1996                        31.47     .71     5.55     6.26    (.74)  (1.26)  (2.00)
11/30/1997                        35.73     .73     6.78     7.51    (.72)  (2.55)  (3.27)
11/30/1998                        39.97     .67     4.60     5.27    (.68)  (3.83)  (4.51)
11/30/1999                        40.73     .69     3.94     4.63    (.66)  (6.00)  (6.66)
12/31/1999                        38.70     .06      .88      .94    (.18)  (6.38)  (6.56)
 Class 2 (5)
11/30/1997                        34.10     .37     5.82     6.19    (.35)       -   (.35)
11/30/1998                        39.94     .58     4.60     5.18    (.59)  (3.83)  (4.42)
11/30/1999                        40.70     .59     3.94     4.53    (.56)  (6.00)  (6.56)
12/31/1999                        38.67     .07      .87      .94    (.16)  (6.38)  (6.54)
Asset Allocation Fund
 Class 1
11/30/1995                        11.25     .50     2.69     3.19    (.50)   (.17)   (.67)
11/30/1996                        13.77     .53     1.89     2.42    (.53)   (.48)  (1.01)
11/30/1997                        15.18     .55     1.94     2.49    (.54)   (.97)  (1.51)
11/30/1998                        16.16     .58     1.27     1.85    (.57)   (.87)  (1.44)
11/30/1999                        16.57     .58      .60     1.18    (.57)  (1.15)  (1.72)
12/31/1999                        16.03     .05      .15      .20    (.14)  (1.02)  (1.16)
 Class 2 (5)
11/30/1997                        14.43     .29     1.69     1.98    (.26)      -    (.26)
11/30/1998                        16.15     .53     1.28     1.81    (.53)   (.87)  (1.40)
11/30/1999                        16.56     .53      .61     1.14    (.53)  (1.15)  (1.68)
12/31/1999                        16.02     .05      .14      .19    (.13)  (1.02)  (1.15)
Bond Fund (7)
 Class 1
11/30/1996                       $10.00    $.40     $.16     $.56   $(.25)      -   $(.25)
11/30/1997                        10.31     .63      .30      .93    (.62)      -    (.62)
11/30/1998                        10.62     .67     (.15)     .52    (.65)  $(.12)   (.77)
11/30/1999                        10.37     .73     (.50)     .23    (.69)   (.05)   (.74)
12/31/1999                         9.86     .07     (.01)     .06    (.18)      -    (.18)
 Class 2 (5)
11/30/1997                        10.11     .35      .46      .81    (.31)      -    (.31)
11/30/1998                        10.61     .65     (.15)     .50    (.63)   (.12)   (.75)
11/30/1999                        10.36     .67     (.47)     .20    (.66)   (.05)   (.71)
12/31/1999                         9.85     .06        -      .06    (.17)      -    (.17)
High-Yield Bond Fund
 Class 1
11/30/1995                       $  12.8 $  1.32   $1.10    $2.42  $(1.32)      -  $(1.32)
11/30/1996                        13.99    1.28      .54     1.82   (1.30)      -   (1.30)
11/30/1997                        14.51    1.29      .43     1.72   (1.27)      -   (1.27)
11/30/1998                        14.96    1.26    (1.04)     .22   (1.25)   (.16)  (1.41)
11/30/1999                        13.77    1.26     (.72)     .54   (1.31)   (.19)  (1.50)
12/31/1999                        12.81     .11      .12      .23    (.29)      -    (.29)
 Class 2 (5)
11/30/1997                        14.28     .69      .61     1.30    (.63)      -    (.63)
11/30/1998                        14.95    1.25    (1.06)     .19   (1.22)   (.16)  (1.38)
11/30/1999                        13.76    1.18     (.67)     .51   (1.28)   (.19)  (1.47)
12/31/1999                        12.80     .11      .12      .23    (.28)      -    (.28)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                       $  10.8 $  0.82    $.71    $1.53   $(.81)      -   $(.81)
11/30/1996                        11.52     .83     (.24)     .59    (.82)      -    (.82)
11/30/1997                        11.29     .76     (.07)     .69    (.80)      -    (.80)
11/30/1998                        11.18     .68      .26      .94    (.69)      -    (.69)
11/30/1999                        11.43     .69     (.67)     .02    (.67)      -    (.67)
12/31/1999                        10.78     .06     (.10)    (.04)   (.18)      -    (.18)
 Class 2 (5)
11/30/1997                        10.83     .38      .33      .71    (.37)      -    (.37)
11/30/1998                        11.17     .68      .24      .92    (.67)      -    (.67)
11/30/1999                        11.42     .65     (.64)     .01    (.65)      -    (.65)
12/31/1999                        10.78     .05     (.10)    (.05)   (.17)      -    (.17)
Cash Management Fund
 Class 1
11/30/1995                        11.09     .63     (.02)     .61    (.59)      -    (.59)
11/30/1996                        11.11     .54      .01      .55    (.54)      -    (.54)
11/30/1997                        11.12     .57     (.01)     .56    (.55)      -    (.55)
11/30/1998                        11.13     .57     (.01)     .56    (.56)      -    (.56)
11/30/1999                        11.13     .49      .02      .51    (.51)      -    (.51)
12/31/1999                        11.13     .05        -      .05    (.13)      -    (.13)
 Class 2 (5)
11/30/1997                        11.07     .28      .03      .31    (.26)      -    (.26)
11/30/1998                        11.12     .55     (.02)     .53    (.53)      -    (.53)
11/30/1999                        11.12     .48        -      .48    (.48)      -    (.48)
12/31/1999                        11.12     .05        -      .05    (.13)      -    (.13)







                                Net asset                Net assetRatio of
                                value,                     end of expenses
Year                             end of   Total          year (in to average
Ended (1)                          year  return          millions)net assets
---------                       -----------------        ------------------
Global Growth Fund (2)
 Class 1
11/30/1997                       $10.62   6.45     % (3)     $ 80      .44  % (3)
11/30/1998                        13.02  24.26                132      .75
11/30/1999                        18.99  51.89                272      .72
12/31/1999                        21.42  18.53       (3)      327      .06    (3)
 Class 2
11/30/1997                        10.61   6.28       (3)       46      .57    (3)
11/30/1998                        13.02  24.06                124     1.00
11/30/1999                        18.98  51.45                316      .96
12/31/1999                        21.41  18.47       (3)      399      .08    (3)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                       $ 9.11  (8.31)    % (3)      $55      .51  % (3)
11/30/1999                        17.16  92.15                150      .82
12/31/1999                        17.37  11.70       (3)      178      .07    (3)
 Class 2
11/30/1998                         9.10  (8.49)      (3)       17      .64    (3)
11/30/1999                        17.14  91.86                 88     1.06
12/31/1999                        17.36  11.69       (3)      111      .09    (3)
Growth Fund
 Class 1
11/30/1995                        41.81  35.35              3,154      .47
11/30/1996                        43.53  14.32              3,860      .44
11/30/1997                        50.12  24.57              4,671      .42
11/30/1998                        54.91  25.27              5,313      .41
11/30/1999                        72.12  52.55              7,270      .39
12/31/1999                        70.62  14.45       (3)    8,224      .03    (3)
 Class 2 (5)
11/30/1997                        50.09  23.73       (3)       75      .37    (3)
11/30/1998                        54.88  24.97                310      .66
11/30/1999                        72.04  52.22                937      .64
12/31/1999                        70.57  14.44       (3)    1,149      .05    (3)
International Fund
 Class 1
11/30/1995                        13.89  10.78              1,703      .75
11/30/1996                        15.53  16.66              2,370      .69
11/30/1997                        16.07   9.52              2,612      .67
11/30/1998                        16.57  16.94              2,593      .66
11/30/1999                        25.08  56.48              3,526      .61
12/31/1999                        26.74  18.18       (3)    4,113      .05    (3)
 Class 2 (5)
11/30/1997                        16.06   2.20       (3)       48      .53    (3)
11/30/1998                        16.56  16.63                126      .91
11/30/1999                        25.07  56.16                311      .85
12/31/1999                        26.73  18.16       (3)      391      .07    (3)
New World Fund (6)
 Class 1
11/30/1999                        10.56   5.87       (3)       37      .43    (3)
12/31/1999                        11.77  11.88       (3)       45      .08    (3)
 Class 2
11/30/1999                        10.55   5.71       (3)       28      .57    (3)
12/31/1999                        11.77  11.87       (3)       38      .10    (3)
Growth Income Fund
 Class 1
11/30/1995                        31.47  33.14              3,953      .44
11/30/1996                        35.73  21.02              5,249      .41
11/30/1997                        39.97  22.92              6,430      .38
11/30/1998                        40.73  14.77              6,704      .36
11/30/1999                        38.70  12.86              6,537      .35
12/31/1999                        33.08   3.21       (3)    6,632      .03    (3)
 Class 2 (5)
11/30/1997                        39.94  18.18       (3)      157      .35    (3)
11/30/1998                        40.70  14.49                564      .61
11/30/1999                        38.67  12.59              1,109      .60
12/31/1999                        33.07   3.19       (3)    1,203      .05    (3)
Asset Allocation Fund
 Class 1
11/30/1995                        13.77  29.45                870      .52
11/30/1996                        15.18  18.65              1,141      .49
11/30/1997                        16.16  17.90              1,393      .47
11/30/1998                        16.57  12.32              1,497      .45
11/30/1999                        16.03   7.65              1,394      .44
12/31/1999                        15.07   1.45       (3)    1,387      .04    (3)
 Class 2 (5)
11/30/1997                        16.15  13.80       (3)       42      .40    (3)
11/30/1998                          16.5 12.05                173      .70
11/30/1999                        16.02   7.39                321      .69
12/31/1999                        15.06   1.42       (3)      341      .06    (3)
Bond Fund (7)
 Class 1
11/30/1996                       $10.31   5.74     % (3)     $ 77      .52  % (3)
11/30/1997                        10.62   9.36                132      .55
11/30/1998                        10.37   5.12                186      .54
11/30/1999                         9.86   2.33                173      .53
12/31/1999                         9.74    .59       (3)      169      .05    (3)
 Class 2 (5)
11/30/1997                        10.61   8.09       (3)       12      .44    (3)
11/30/1998                        10.36   4.85                 45      .78
11/30/1999                         9.85   2.07                 80      .78
12/31/1999                         9.74    .59       (3)       85      .07    (3)
High-Yield Bond Fund
 Class 1
11/30/1995                       $13.99  19.81         %    $ 534      .54      %
11/30/1996                        14.51  13.75                662      .53
11/30/1997                        14.96  12.45       (3)      765      .51
11/30/1998                        13.77   1.44                715      .51
11/30/1999                        12.81   4.22                589      .51
12/31/1999                        12.75   1.83       (3)      586      .04    (3)
 Class 2 (5)
11/30/1997                        14.95   9.20       (3)       21      .43    (3)
11/30/1998                        13.76   1.18                 68      .76
11/30/1999                        12.80   3.96                 95      .76
12/31/1999                        12.75   1.81       (3)       99      .07    (3)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                       $11.52  14.73         %    $ 542      .54      %
11/30/1996                        11.29   5.49                512      .53
11/30/1997                        11.18   6.49                471      .52
11/30/1998                        11.43   8.72                537      .51
11/30/1999                        10.78    .24                431      .52
12/31/1999                        10.56   (.41)      (3)      421      .05    (3)
 Class 2 (5)
11/30/1997                        11.17   6.65       (3)        7      .44    (3)
11/30/1998                        11.42   8.46                 32      .75
11/30/1999                        10.78    .08                 47      .77
12/31/1999                        10.56   (.43)      (3)       48      .07    (3)
Cash Management Fund
 Class 1
11/30/1995                        11.11   5.65                193      .49
11/30/1996                        11.12   5.09                240      .47
11/30/1997                        11.13   5.21                226      .47
11/30/1998                        11.13   5.17                250      .46
11/30/1999                        11.13   4.73                306      .46
12/31/1999                        11.05    .46       (3)      317      .04    (3)
 Class 2 (5)
11/30/1997                          11.1  2.87       (3)       14      .41    (3)
11/30/1998                          11.1  4.92                 34      .70
11/30/1999                        11.12   4.47                 48      .71
12/31/1999                        11.04    .43       (3)       48      .06    (3)






                                  Ratio
                                 of net
                                income to       Portfolio
Year                            average         turnover
Ended (1)                       net assets          rate
---------                       ---------       ---------
Global Growth Fund (2)
 Class 1
11/30/1997                           .80  % (3)     13.22   % (3)
11/30/1998                          1.14            25.56
11/30/1999                          1.01            25.84
12/31/1999                           .06    (3)      2.65     (3)
 Class 2
11/30/1997                           .56    (3)     13.22     (3)
11/30/1998                           .87            25.56
11/30/1999                           .77            25.84
12/31/1999                           .04    (3)      2.65     (3)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                           .86  % (3)     28.20   % (3)
11/30/1999                           .53            80.55
12/31/1999                            -     (3)      6.65     (3)
 Class 2
11/30/1998                           .63    (3)     28.20     (3)
11/30/1999                           .25            80.55
12/31/1999                            -     (3)      6.65     (3)
Growth Fund
 Class 1
11/30/1995                           .92            35.47
11/30/1996                           .61            30.88
11/30/1997                           .59            45.14
11/30/1998                           .38            49.91
11/30/1999                           .19            36.81
12/31/1999                           .01    (3)      2.55     (3)
 Class 2 (5)
11/30/1997                           .08    (3)     45.14
11/30/1998                           .15            49.91
11/30/1999                            -             36.81
12/31/1999                            -     (3)      2.55     (3)
International Fund
 Class 1
11/30/1995                          2.64            24.66
11/30/1996                          1.99            32.08
11/30/1997                          1.56            50.12
11/30/1998                          1.36            34.08
11/30/1999                          1.18            41.99
12/31/1999                           .03    (3)      1.45     (3)
 Class 2 (5)
11/30/1997                           .34    (3)     50.12
11/30/1998                          1.03            34.08
11/30/1999                           .84            41.99
12/31/1999                           .01    (3)      1.45     (3)
New World Fund (6)
 Class 1
11/30/1999                          1.02    (3)       .81     (3)
12/31/1999                           .18    (3)      2.57     (3)
 Class 2
11/30/1999                           .95    (3)       .81     (3)
12/31/1999                           .16    (3)      2.57     (3)
Growth Income Fund
 Class 1
11/30/1995                          2.70            26.91
11/30/1996                          2.26            31.27
11/30/1997                          2.01            37.55
11/30/1998                          1.74            42.72
11/30/1999                          1.75            40.63
12/31/1999                           .18    (3)      2.69     (3)
 Class 2 (5)
11/30/1997                           .93    (3)     37.55
11/30/1998                          1.02            42.72
11/30/1999                          1.50            40.63
12/31/1999                           .16    (3)      2.69     (3)
Asset Allocation Fund
 Class 1
11/30/1995                          4.11            39.89
11/30/1996                          3.88            50.62
11/30/1997                          3.63            34.14
11/30/1998                          3.63            27.97
11/30/1999                          3.50            36.27
12/31/1999                           .31    (3)      1.42     (3)
 Class 2 (5)
11/30/1997                          1.81    (3)     34.14
11/30/1998                          3.39            27.97
11/30/1999                          3.24            36.27
12/31/1999                           .29    (3)      1.42     (3)
Bond Fund (7)
 Class 1
11/30/1996                          6.18  % (3)     32.83   % (3)
11/30/1997                          6.63            52.93
11/30/1998                          6.89            61.54
11/30/1999                          7.17            38.22
12/31/1999                           .65    (3)      5.48     (3)
 Class 2 (5)
11/30/1997                          3.50    (3)     52.93
11/30/1998                          6.62            61.54
11/30/1999                          6.94            38.22
12/31/1999                           .63    (3)      5.48     (3)
High-Yield Bond Fund
 Class 1
11/30/1995                         10.12      %     31.73       %
11/30/1996                          9.27            44.81
11/30/1997                          8.92            50.22
11/30/1998                          8.66            65.80
11/30/1999                          9.13            30.72
12/31/1999                           .79    (3)      1.36     (3)
 Class 2 (5)
11/30/1997                          4.92    (3)     50.22
11/30/1998                          8.60            65.80
11/30/1999                          8.86            30.72
12/31/1999                           .77    (3)      1.36     (3)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                          7.37      %     30.11       %
11/30/1996                          7.33            30.45
11/30/1997                          6.73            53.80
11/30/1998                          6.11            89.25
11/30/1999                          6.06            58.30
12/31/1999                           .52    (3)      1.86     (3)
 Class 2 (5)
11/30/1997                          3.45    (3)     53.80
11/30/1998                          5.68            89.25
11/30/1999                          5.83            58.30
12/31/1999                           .51    (3)      1.86     (3)
Cash Management Fund
 Class 1
11/30/1995                          5.37                -
11/30/1996                          4.94                -
11/30/1997                          4.99                -
11/30/1998                          5.07                -
11/30/1999                          4.65                -
12/31/1999                           .45    (3)         -
 Class 2 (5)
11/30/1997                          2.80    (3)         -
11/30/1998                          4.75                -
11/30/1999                          4.40                -
12/31/1999                           .42    (3)         -

1 For the fiscal years ended November 30, 1995 through 1999 and the One month ended
 December 31,1999
2 Commenced operations April 30, 1997
3  Based on operations for the period shown and, accordingly, not representative of a full year.
4  Commenced operations April 30, 1998.
5  Shares offered for  sale commencing April 30, 1997.
6  Commenced operations June 17, 1999
7  Commenced operations January 2, 1996

See Notes to Financial Statements


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of American Variable Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at December 31, 1999 and at November 30, 1999, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 18, 2000